UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Balanced Series

March 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 55.31%
Consumer Discretionary – 5.42%
Gap	24,100	$474,288
Limited Brands	24,400	417,240
Mattel	21,100	419,890
		1,311,418
Consumer Staples – 7.48%
Heinz (H.J.)	9,600	450,912
Kimberly-Clark	7,400	477,670
Kraft Foods Class A	15,300	474,453
Safeway	13,800	405,030
		1,808,065
Energy – 3.27%
Chevron	4,700	401,192
ConocoPhillips	5,100	388,671
		789,863
Financials – 11.30%
Allstate	9,100	437,346
Discover Financial Services	28,750	470,638
Hartford Financial Services Group	5,600	424,312
Lehman Brothers Holdings	9,100	342,524
Morgan Stanley	10,200	466,140
Wachovia	12,200	329,400
*Washington Mutual	25,500	262,650
		2,733,010
Health Care – 10.54%
Abbott Laboratories	7,300	402,595
Baxter International	7,100	410,522
Bristol-Myers Squibb	17,500	372,750
Johnson & Johnson	7,200	467,064
Pfizer	21,300	445,809
Wyeth	10,800	451,008
		2,549,748
Industrials – 3.50%
Donnelley (R.R.) & Sons	13,000	394,030
Waste Management	13,500	453,060
		847,090
Information Technology – 6.60%
Intel	19,500	413,010
International Business Machines	3,800	437,532
Motorola	29,100	270,630
Xerox	31,800	476,046
		1,597,218
Materials – 1.88%
duPont (E.I.) deNemours	9,700	453,572
		453,572
Media – 0.00%
†Century Communications	5,000	3
		3
Telecommunications – 3.54%
AT&T	11,300	432,790
Verizon Communications	11,600	422,820
		855,610
Utilities – 1.78%
Progress Energy	10,300	429,510
		429,510
Total Common Stock (cost $13,851,936)		13,375,107
Convertible Preferred Stock – 0.07%
•Citigroup Funding 4.943% exercise price $29.50, expiration date 9/27/08	700	16,156
Total Convertible Preferred Stock (cost $22,121)		16,156

	Principal
	Amount
	(U.S.$)
Agency Asset-Backed Securities – 0.01%
•Fannie Mae Whole Loan Series 2002-W11 AV1 2.939% 11/25/32	$1,681	1,680
Total Agency Asset-Backed Securities (cost $1,681)		1,680

Agency Collateralized Mortgage Obligations – 2.77%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26	16,108	17,097
Series 2003-122 AJ 4.50% 2/25/28	15,344	15,370
Series 2005-67 EY 5.50% 8/25/25	15,000	15,261
Series 2006-M2 A2F 5.259% 5/25/20	60,000	60,482
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	13,659	15,241
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	23,557	25,330
Series 2004-W11 1A2 6.50% 5/25/44	23,809	25,857
Freddie Mac
Series 1730 Z 7.00% 5/15/24	13,754	14,792
Series 2326 ZQ 6.50% 6/15/31	64,431	68,561
Series 2557 WE 5.00% 1/15/18	25,000	25,608
Series 2662 MA 4.50% 10/15/31	29,478	29,577
Series 2694 QG 4.50% 1/15/29	30,000	30,253
Series 2872 GC 5.00% 11/15/29	40,000	40,455
Series 3005 ED 5.00% 7/15/25	40,000	39,348
Series 3022 MB 5.00% 12/15/28	30,000	30,768
Series 3063 PC 5.00% 2/15/29	60,000	61,671
Series 3113 QA 5.00% 11/15/25	33,115	33,701
Series 3173 PE 6.00% 4/15/35	70,000	72,215
Series 3337 PB 5.50% 7/15/30	20,000	20,549
wFreddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	25,520	27,442
Total Agency Collateralized Mortgage Obligations (cost $653,970)		669,578

Agency Mortgage-Backed Securities – 6.33%
Fannie Mae 6.50% 8/1/17	18,500	19,263
•Fannie Mae ARM
5.124% 11/1/35	14,728	14,987
5.967% 8/1/37	52,309	53,005
Fannie Mae Relocation 30 yr 5.00% 11/1/34	30,751	30,654
Fannie Mae S.F. 15 yr 5.00% 5/1/21	40,391	40,915
Fannie Mae S.F. 15 yr TBA
4.50% 4/1/23	70,000	69,628
5.00% 4/1/23	110,000	111,048
5.50% 4/1/23	40,000	40,831
6.00% 4/1/23	55,000	56,607
Fannie Mae S.F. 30 yr
5.50% 3/1/29	61,126	61,997
5.50% 4/1/29	69,586	70,577
5.50% 9/1/36	33,210	33,609
5.50% 8/1/37	134,565	135,967
6.50% 2/1/37	92,467	95,853
6.50% 11/1/37	53,996	55,969
7.50% 6/1/31	20,371	21,990
9.50% 6/1/19	2,468	2,655
Fannie Mae S.F. 30 yr TBA 5.50% 4/1/38	125,000	126,191
•Freddie Mac ARM
5.68% 7/1/36	19,689	20,112
7.021% 4/1/34	7,871	7,891
Freddie Mac S.F. 15 yr
4.00% 2/1/14	42,452	42,723
5.00% 6/1/18	16,558	16,812
Freddie Mac S.F. 30 yr
6.00% 6/1/37	33,107	33,990
7.00% 11/1/33	11,356	12,039
Freddie Mac S.F. 30 yr TBA 5.00% 4/1/38	210,000	207,934
GNMA S.F. 30 yr 7.50% 1/15/32	4,748	5,116
GNMA S.F. 30 yr TBA
5.50% 4/1/38	70,000	71,367
6.00% 4/1/38	70,000	72,242
Total Agency Mortgage-Backed Securities (cost $1,512,068)		1,531,972

Agency Obligations – 5.48%
Fannie Mae
*3.25% 4/9/13	110,000	109,992
3.625% 2/12/13	80,000	81,472
*4.75% 3/12/10	60,000	62,816
*4.75% 11/19/12	105,000	112,165
*4.875% 5/18/12	25,000	26,779
*5.00% 2/16/12	105,000	112,865
^5.329% 10/9/19	30,000	17,599
6.25% 2/1/11	20,000	21,529
Federal Home Loan Bank System
*4.375% 9/17/10	35,000	36,632
4.50% 10/9/09	25,000	25,850
*Freddie Mac
4.75% 1/18/11	110,000	116,241
4.75% 3/5/12	205,000	218,479
5.50% 8/23/17	120,000	132,604
5.75% 1/15/12	90,000	99,125
^Resolution Funding Interest Strip 5.24% 10/15/25	275,000	120,713
Tennessee Valley Authority 4.875% 1/15/48	30,000	29,516
Total Agency Obligations (cost $1,286,508)		1,324,377

Commercial Mortgage-Backed Securities – 2.73%
Bank of America Commercial Mortgage
•Series 2004-3 A5 5.493% 6/10/39	30,000	30,199
•Series 2005-6 AM 5.353% 9/10/47	15,000	14,316
Series 2006-3 A4 5.889% 7/10/44	30,000	30,416
Series 2006-4 A4 5.634% 7/10/46	10,000	9,965
Bear Stearns Commercial Mortgage Securities
#Series 2004-ESA E 144A 5.064% 5/14/16	40,000	41,191
Series 2007-T28 A4 5.742% 9/11/42	30,000	29,611
wCommercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	27,162	27,769
Series 2006-C7 A2 5.69% 6/10/46	25,000	24,890
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	15,000	14,541
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35	25,000	24,072
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	4,972	4,959
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	10,000	10,222
Goldman Sachs Mortgage Securities II Series 2004-GG2 A3 4.602% 8/10/38	20,000	19,866
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39	25,000	24,324
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	35,000	35,231
•#Series 2006-RR1A A1 144A 5.612% 10/18/52	25,000	18,203
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	2,615	2,634
Series 2002-C1 A4 6.462% 3/15/31	55,000	56,583
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.842% 5/12/39	35,000	34,533
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	42,794	41,744
Morgan Stanley Capital I Series 2007-IQ14 A4 5.692% 4/15/49	25,000	24,616
#Tower 144A
Series 2006-1 B 5.588% 2/15/36	25,000	24,586
Series 2006-1 C 5.707% 2/15/36	25,000	23,800
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20 A5 5.087% 7/15/42	15,000	14,725
Series 2006-C28 A2 5.50% 10/15/48	40,000	39,448
Series 2007-C30 A3 5.246% 12/15/43	40,000	38,874
Total Commercial Mortgage-Backed Securities (cost $682,665)		661,318

Convertible Bonds – 0.23%
•U.S. Bancorp 0.792% 9/20/36 exercise price $38.28, expiration date 9/20/36	35,000	35,095
•Wyeth 3.581% 1/15/24 exercise price $60.09, expiration date 1/15/24	20,000	20,159
Total Convertible Bonds (cost $56,330)		55,254

Corporate Bonds – 9.17%
Banking – 1.27%
Bank of New York Mellon 4.50% 4/1/13	45,000	45,369
JPMorgan Chase 5.75% 1/2/13	30,000	31,373
JPMorgan Chase Capital XXV 6.80% 10/1/37	25,000	22,910
PNC Funding 5.625% 2/1/17	23,000	21,951
Popular North America
4.25% 4/1/08	55,000	55,001
•5.046% 4/6/09	25,000	24,377

Rentenbank 3.25% 3/15/13	20,000	20,152
U.S. Bank North America 4.80% 4/15/15	15,000	15,186
•USB Capital IX 6.189% 4/15/49	20,000	14,859
Wachovia Bank North America 6.60% 1/15/38	10,000	9,294
Wells Fargo
4.375% 1/31/13	30,000	29,879
5.625% 12/11/17	15,000	15,371
		305,722
Basic Industry – 0.24%
duPont (E.I.) deNemours 5.00% 1/15/13	6,000	6,254
Georgia-Pacific 8.875% 5/15/31	1,000	895
Lubrizol 4.625% 10/1/09	30,000	30,120
Potlatch 13.00% 12/1/09	5,000	5,651
Rohm & Haas 5.60% 3/15/13	15,000	15,479
		58,399
Brokerage – 0.59%
AMVESCAP 4.50% 12/15/09	55,000	55,156
Goldman Sachs Group
6.15% 4/1/18	25,000	25,009
6.75% 10/1/37	8,000	7,465
Jefferies Group 6.45% 6/8/27	20,000	16,110
LaBranche 11.00% 5/15/12	1,000	1,020
Lazard Group 6.85% 6/15/17	10,000	9,380
Lehman Brothers Holdings 5.625% 1/24/13	15,000	14,601
Merrill Lynch 5.45% 2/5/13	15,000	14,773
		143,514
Capital Goods – 0.21%
Honeywell International 5.30% 3/1/18	15,000	15,400
L-3 Communications 7.625% 6/15/12	2,000	2,058
Lockheed Martin 4.121% 3/14/13	15,000	15,038
Philips Electronics NV 5.75% 3/11/18	7,000	7,146
Textron 6.50% 6/1/12	10,000	10,977
		50,619
Communications – 1.45%
American Tower 7.125% 10/15/12	5,000	5,138
AT&T 5.50% 2/1/18	20,000	19,619
AT&T Wireless 8.125% 5/1/12	50,000	56,003
Citizens Communications 7.125% 3/15/19	5,000	4,400
Comcast
•4.677% 7/14/09	15,000	14,601
6.30% 11/15/17	20,000	20,279
France Telecom 7.75% 3/1/11	14,000	15,191
Hughes Network Systems/Finance 9.50% 4/15/14	2,000	2,000
Qwest 6.50% 6/1/17	2,000	1,815
Rural Cellular 9.875% 2/1/10	5,000	5,163
Telecom Italia Capital 4.00% 1/15/10	30,000	29,442
Telefonica Emisiones 5.984% 6/20/11	75,000	77,286
THOMSON 5.70% 10/1/14	30,000	29,704
Time Warner Cable 5.40% 7/2/12	15,000	14,752
Verizon Communications 5.55% 2/15/16	35,000	34,876
Viacom
•3.15% 6/16/09	10,000	9,803
5.75% 4/30/11	10,000	10,114
		350,186
Consumer Cyclical – 0.44%
Corrections Corporation of America 6.25% 3/15/13	2,000	1,970
CVS Caremark
4.875% 9/15/14	20,000	19,835
5.75% 6/1/17	15,000	15,260
•DaimlerChrysler North America 3.562% 8/3/09	30,000	29,542
GMAC 6.875% 8/28/12	1,000	761
McDonald's
5.35% 3/1/18	10,000	10,142
5.80% 10/15/17	15,000	15,779
MGM MIRAGE 7.625% 1/15/17	2,000	1,830
Park Place Entertainment 7.875% 3/15/10	1,000	943
Tenneco 8.625% 11/15/14	1,000	988
VF 5.95% 11/1/17	10,000	10,105
		107,155

Consumer Non-Cyclical – 1.59%
Abbott Laboratories 5.60% 11/30/17	25,000	26,204
Amgen 6.375% 6/1/37	3,000	2,855
Aramark 8.50% 2/1/15	2,000	2,015
AstraZeneca 5.90% 9/15/17	25,000	26,475
#Bausch & Lomb 144A 9.875% 11/1/15	1,000	1,020
Clorox 5.45% 10/15/12	10,000	10,305
Constellation Brands 8.125% 1/15/12	1,000	1,015
#Covidien International Finance 144A
6.00% 10/15/17	10,000	10,326
6.55% 10/15/37	15,000	15,381
Delhaize America 9.00% 4/15/31	21,000	25,342
Diageo Capital
5.20% 1/30/13	4,000	4,143
5.75% 10/23/17	18,000	18,468
HCA PIK 9.625% 11/15/16	2,000	2,080
Kellogg 5.125% 12/3/12	15,000	15,527
Kraft Foods
4.125% 11/12/09	15,000	15,034
6.125% 2/1/18	40,000	40,047
Kroger
4.95% 1/15/15	5,000	4,787
6.75% 4/15/12	15,000	16,075
6.90% 4/15/38	5,000	5,092
Quest Diagnostic 5.45% 11/1/15	25,000	24,663
Sysco 5.25% 2/12/18	10,000	10,252
UnitedHealth Group
5.50% 11/15/12	30,000	30,480
6.875% 2/15/38	15,000	14,376
UST 5.75% 3/1/18	10,000	10,124
Wyeth 5.50% 2/1/14	50,000	51,854
		383,940
Electric – 0.74%
AES 7.75% 3/1/14	5,000	5,056
Carolina Power & Light 6.30% 4/1/38	5,000	5,145
Commonwealth Edison 6.15% 9/15/17	15,000	15,427
Duke Energy Carolinas 6.00% 1/15/38	5,000	5,001
#Illinois Power 144A 6.125% 11/15/17	10,000	9,906
Midamerican Energy 5.30% 3/15/18	10,000	10,011
Northern States Power 5.25% 3/1/18	10,000	10,189
Orion Power Holdings 12.00% 5/1/10	5,000	5,488
Pacific Gas & Electric 5.625% 11/30/17	15,000	15,438
PECO Energy 5.35% 3/1/18	10,000	10,157
Pepco Holdings 6.125% 6/1/17	10,000	10,224
Potomac Electric Power 6.50% 11/15/37	10,000	9,796
#Power Contract Financing 144A 6.256% 2/1/10	8,980	9,216
PSEG Power 5.50% 12/1/15	10,000	9,934
Southwestern Electric Power 5.875% 3/1/18	20,000	19,588
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	2,000	2,003
Virginia Electric & Power 5.10% 11/30/12	15,000	15,602
#West Penn Power 144A 5.95% 12/15/17	10,000	10,406
		178,587
Energy – 0.55%
Apache 5.25% 4/15/13	15,000	15,723
Canadian Natural Resources 6.70% 7/15/11	5,000	5,284
CenterPoint Energy Resource 6.125% 11/1/17	10,000	10,232
Chesapeake Energy 6.625% 1/15/16	2,000	1,970
EnCana Holdings Finance 5.80% 5/1/14	10,000	10,578
Energy Transfer Partners 7.50% 7/1/38	10,000	10,055
Marathon Oil 5.90% 3/15/18	12,000	12,085
Mariner Energy 8.00% 5/15/17	2,000	1,920
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	25,000	24,870
Suncor Energy 6.50% 6/15/38	5,000	4,948
TransCanada Pipelines 6.20% 10/15/37	5,000	4,837
Transocean 6.00% 3/15/18	10,000	10,305
Weatherford International 7.00% 3/15/38	10,000	10,183
Whiting Petroleum 7.25% 5/1/13	5,000	4,950
Williams 7.50% 1/15/31	1,000	1,048
XTO Energy 5.30% 6/30/15	5,000	5,065
		134,053

Finance Companies – 0.81%
#Capmark Financial Group 144A 6.30% 5/10/17	17,000	10,208
FTI Consulting 7.625% 6/15/13	5,000	5,150
General Electric Capital
5.625% 9/15/17	10,000	10,251
5.875% 1/14/38	20,000	19,343
International Lease Finance
5.35% 3/1/12	15,000	14,784
5.875% 5/1/13	10,000	9,930
6.375% 3/25/13	35,000	35,010
John Deere Capital 5.35% 4/3/18	15,000	15,000
SLM 5.40% 10/25/11	64,000	51,731
Washington Mutual
*5.25% 9/15/17	15,000	11,345
5.50% 8/24/11	15,000	12,910
		195,662
Insurance – 0.34%
Berkshire Hathaway Finance 4.85% 1/15/15	15,000	15,657
Montpelier Re Holdings 6.125% 8/15/13	5,000	5,065
Unitrin 6.00% 5/15/17	25,000	25,011
WellPoint
5.00% 1/15/11	20,000	20,199
5.00% 12/15/14	18,000	16,956
		82,888
Natural Gas – 0.53%
Dynergy Holdings 7.75% 6/1/19	2,000	1,880
Enterprise Products Operating
5.60% 10/15/14	20,000	20,038
6.50% 1/31/19	16,000	15,979
Inergy Finance 6.875% 12/15/14	5,000	4,900
Kinder Morgan Energy Partners 5.125% 11/15/14	15,000	14,760
Southern Union 6.15% 8/16/08	50,000	50,311
Valero Energy
6.125% 6/15/17	10,000	10,116
6.625% 6/15/37	10,000	9,589
		127,573
Real Estate – 0.17%
Host Hotels & Resorts 7.125% 11/1/13	2,000	1,970
iStar Financial
5.15% 3/1/12	10,000	7,406
5.875% 3/15/16	20,000	14,020
Regency Centers 5.875% 6/15/17	20,000	18,349
		41,745
Technology – 0.09%
Hewlett-Packard 5.50% 3/1/18	10,000	10,265
Sungard Data Systems 10.25% 8/15/15	2,000	2,020
Xerox 5.50% 5/15/12	10,000	10,093
		22,378
Transportation – 0.15%
Burlington North Santa Fe
5.65% 5/1/17	11,000	11,034
5.75% 3/15/18	20,000	20,097
Kansas City Southern Railway 9.50% 10/1/08	1,000	1,019
Union Pacific 5.375% 5/1/14	3,000	3,092
		35,242
Total Corporate Bonds (cost $2,233,100)		2,217,663

Foreign Agencies – 0.25%
Germany – 0.19%
KFW 3.25% 2/15/11	45,000	45,864
		45,864
South Korea – 0.06%
Korea Development Bank 5.30% 1/17/13	15,000	15,385
		15,385
Total Corporate Bonds (cost $60,061)		61,249

Municipal Bonds – 1.72%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)	55,000	55,672
Buckeye, Ohio Tobacco Settlement Financing Authority Series A-2 5.875% 6/1/47	15,000	13,274
California State 5.00% 2/1/33	20,000	19,686
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	20,000	20,094

Massachusetts Bay Transportation Authority 5.00% 7/1/19	5,000	5,459
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29	40,000	39,228
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	35,000	35,422
New York Tobacco Settlement Finance Authority Series B 5.00% 6/1/10	35,000	36,280
North Texas Tollway Authority Refunding Series A
5.50% 1/1/18	5,000	5,326
^5.97% 1/1/37	50,000	9,992
6.00% 1/1/19	5,000	5,458
6.00% 1/1/20	10,000	10,836
Oregon State Taxable Pension 5.892% 6/1/27	35,000	38,218
Texas Transportation Community Mobility 5.00% 4/1/19	15,000	16,220
Triborough, New York Bridge & Tunnel Authority Series A
5.00% 11/15/18	20,000	21,888
5.00% 11/15/19	30,000	32,382
University of Texas Financing Authority Refunding 5.25% 8/15/18	5,000	5,563
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	15,000	15,528
West Virginia Tobacco Settlement Finance Authority 7.467% 6/1/47	30,000	29,063
Total Municipal Bonds (cost $415,129)		415,589

Non-Agency Asset-Backed Securities – 4.29%
•Bank of America Credit Card Trust Series 2006-A10 A10 2.80% 2/15/12	380,000	374,877
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	25,000	25,475
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	25,000	25,089
Caterpillar Financial Asset Trust Series 2007-A A3A 5.34% 6/25/12	10,000	10,191
•Citibank Credit Card Issuance Trust Series 2007-A6 A6 4.367% 7/12/12	300,000	293,707
CNH Equipment Trust Series 2007-B A3A 5.40% 10/17/11	30,000	30,533
Countrywide Asset-Backed Certificates Series 2006-S7 A3 5.712% 11/25/35	25,000	17,480
GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	25,000	22,391
Harley-Davidson Motorcycle Trust Series 2005-2 A2 4.07% 2/15/12	21,499	21,595
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12	10,000	10,127
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	19,524	17,099
•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 2.759% 3/25/37	25,000	21,548
Mid-State Trust
Series 11 A1 4.864% 7/15/38	16,802	16,435
Series 2004-1 A 6.005% 8/15/37	8,682	8,810
#Series 2006-1 A 144A 5.787% 10/15/40	20,281	19,942
Renaissance Home Equity Loan Trust Series 2007-2 AF2 5.675% 6/25/37	25,000	24,204
Residential Asset Securities Series 2003-KS9 AI6 4.71% 11/25/33	21,774	18,884
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	27,058	22,918
Series 2004-16XS A2 4.91% 8/25/34	2,957	2,951
Triad Auto Receivables Owner Trust Series 2006-C A4 5.31% 5/13/13	40,000	37,981
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	15,000	14,927
Total Non-Agency Asset Backed Securities (cost $1,070,682)		1,037,164

Non-Agency Collateralized Mortgage Obligations – 8.06%
•Adjustable Rate Mortgage Trust Series 2005-10 3A11 5.415% 1/25/36	32,559	27,820
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	35,000	33,927
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	54,846	51,796
Series 2004-2 1A1 6.00% 3/25/34	31,589	29,832
Series 2005-3 2A1 5.50% 4/25/20	31,959	32,399
Series 2005-5 2CB1 6.00% 6/25/35	33,963	34,345
Series 2005-9 5A1 5.50% 10/25/20	21,041	21,331
•Bank of America Funding Securities Series 2006-F 1A2 5.179% 7/20/36	38,517	35,744
Bank of America Mortgage Securities
•Series 2003-D 1A2 6.253% 5/25/33	187	189
Series 2005-9 2A1 4.75% 10/25/20	35,402	35,214
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	67,469	65,379
Citicorp Mortgage Securities Series 2006-3 1A4 6.00% 6/25/36	35,000	31,982
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	15,435	15,271
Series 2004-J7 1A2 4.673% 8/25/34	5,081	4,991
Series 2005-63 3A1 5.891% 11/25/35	42,773	29,388
Series 2006-2CB A3 5.50% 3/25/36	30,372	29,075
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2004-12 1M 5.059% 8/25/34	24,607	16,439
Series 2005-23 A1 5.50% 11/25/35	20,365	20,251
Series 2006-1 A2 6.00% 3/25/36	34,161	34,054
Series 2006-17 A5 6.00% 12/25/36	20,705	20,785
•Series 2006-HYB3 3A1A 6.094% 5/20/36	41,927	32,580
•Series 2006-HYB4 1A2 5.63% 6/20/36	26,178	21,668

Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	9,676	9,180
Series 2004-1 3A1 7.00% 2/25/34	6,729	7,007
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	14,759	14,977
•Series 2004-AR5 4A1 5.70% 10/25/34	30,690	28,119
•Series 2007-AR2 1A1 5.855% 8/25/37	18,268	18,017
•Series 2007-AR3 2A2 6.309% 11/25/37	54,767	51,000
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.182% 5/25/35	36,988	32,984
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	25,697	28,529
Series 2005-RP1 1A3 8.00% 1/25/35	19,174	21,347
Series 2005-RP1 1A4 8.50% 1/25/35	10,803	12,344
GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36	36,688	36,849
JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.777% 2/25/35	37,489	34,199
Series 2005-A4 1A1 5.40% 7/25/35	44,838	40,216
•Series 2005-A6 1A2 5.134% 9/25/35	60,000	52,621
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	30,057	29,590
Series 2006-1 3A3 5.50% 2/25/36	36,741	36,515
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 6.796% 12/25/33	9,432	9,799
Series 2005-1 B1 5.987% 3/25/35	37,076	35,701
Series 2005-6 7A1 5.335% 6/25/35	26,205	23,535
MASTR Alternative Loans Trust Series 2003-6 3A1 8.00% 9/25/33	5,356	5,642
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	30,471	33,845
Series 2005-2 1A4 8.00% 5/25/35	13,495	14,208
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	20,242	17,927
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	14,796	13,233
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	5,394	5,545
Series 2004-SL4 A3 6.50% 7/25/32	20,574	19,249
Series 2005-SL1 A2 6.00% 5/25/32	25,392	25,249
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.038% 9/25/36	38,326	36,048
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	32,214	29,061
•Series 2006-5 5A4 5.537% 6/25/36	26,234	22,683
Structured Asset Securities
•Series 2002-22H 1A 6.941% 11/25/32	9,152	8,916
Series 2004-12H 1A 6.00% 5/25/34	31,506	32,126
wWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-9 3CB 5.50% 10/25/20	46,035	46,668
Series 2006-5 2CB3 6.00% 7/25/36	39,869	39,028
•wWashington Mutual Mortgage Pass Through Certificates
Series 2006-AR8 2A3 6.131% 8/25/36	17,431	15,887
Series 2006-AR10 1A1 5.937% 9/25/36	36,098	34,639
Series 2006-AR14 1A4 5.647% 11/25/36	26,576	25,203
Series 2007-HY3 4A1 5.348% 3/25/37	75,267	71,043
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 6.151% 9/25/34	9,484	9,484
Series 2005-11 1A3 5.50% 11/25/35	86,654	86,599
Series 2006-7 2A1 6.00% 6/25/36	77,396	77,734
Series 2006-AR6 7A1 5.111% 3/25/36	72,474	64,458
•Series 2006-AR10 5A1 5.597% 7/25/36	35,003	33,454
Series 2007-13 A7 6.00% 9/25/37	33,513	33,157
Total Non-Agency Collateralized Mortgage Obligations (cost $2,054,578)		1,948,075

Sovereign Agency – 0.04%
Canada – 0.04%
Export Development Canada 2.625% 3/15/11	10,000	10,103
Total Sovereign Agency (cost $9,959)		10,103

Supranational Banks – 0.25%
European Investment Bank
2.875% 3/15/13	35,000	34,716
3.25% 2/15/11	25,000	25,570
Total Supranational Banks (cost $59,864)		60,286

U.S. Treasury Obligations – 2.81%
*¥U.S. Treasury Bonds 5.00% 5/15/37	168,000	187,989
U.S. Treasury Inflation Index Notes 3.875% 1/15/09	25,737	26,676
U.S. Treasury Notes 2.50% 3/31/13	425,000	425,765
*^U.S. Treasury Strip 4.296% 11/15/13	45,000	38,787
Total U.S. Treasury Obligations (cost $670,486)		679,217

Repurchase Agreements** – 3.15%
BNP Paribas 1.55%, dated 3/31/08, to be
repurchased on 4/1/08, repurchase price $763,033
(collateralized by U.S. Government obligations,
ranging in par value $43,000-$608,000,
4.125%-6.50%, 8/15/08-2/15/10; with total
market value $779,136)	763,000	763,000
Total Repurchase Agreements (cost $763,000)		763,000

Total Value of Securities Before Securities Lending Collateral – 102.67%
(cost $25,404,138)		24,827,788

	Number of
	Shares
Securities Lending Collateral*** – 7.24%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,750,655	1,750,655
Total Securities Lending Collateral (cost $1,750,655)		1,750,655

Total Value of Securities – 109.91%
(cost $27,154,793)		26,578,443 ©
Obligation to Return Securities Lending Collateral*** – (7.24%)		(1,750,655)
Liabilities Net of Receivables and Other Assets (See Notes) – (2.67%)		(645,120)
Net Assets Applicable to 1,798,394 Shares Outstanding – 100.00%		$24,182,668

†Non-income producing security for the period ended March 31, 2008.
•Variable rate security. The rate shown is the rate as of March 31, 2008.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2008, the aggregate amount of Rule 144A securities was $400,271, which represented 1.66% of the Series' net assets. See Note 7 in "Notes".
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^Zero coupon security. The rate shown is the yield at the time of purchase.
¥Fully or partially pledged as collateral for financial futures contracts.
*Fully or partially on loan.
**See Note 1 in “Notes”.
***See Note 6 in “Notes”.
©Includes $1,936,659 of securities loaned.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – Insured by the Municipal Bond Insurance Association
PIK – Pay-in-kind
S.F. – Single Family
TBA – To be announced
yr – Year

The following futures contracts, written options, and swap contracts were outstanding at March 31, 2008:

Futures Contracts[1]

Contracts	Notional	Notional		Unrealized
to Buy	Cost	Value	Expiration Date	Appreciation
2 U.S. Treasury 5 year Notes	$ 227,568	$ 228,469	6/30/08	$ 901

Swap Contracts2
Credit Default Swap Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Amount	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Best Buy
5 yr CDS	$38,000	0.60%	9/20/12	$1,339
10 yr CDS	20,000	0.98%	9/20/17	1,005
Kraft Foods 10 yr CDS	40,000	0.77%	12/20/17	1,585
JPMorgan Chase Bank
Embarq 7 yr CDS	10,000	0.77%	9/20/14	1,209
iStar Financial 5 yr CDS	20,000	4.30%	3/20/13	2,960
Merrill Lynch 5 yr CDS	20,000	0.58%	12/20/12	1,703
Lehman Brothers
Capmark Financial 5 yr CDS	15,000	1.65%	9/20/12	5,517
Gannet 7 yr CDS	30,000	0.88%	9/20/14	2,379
Home Depot 5 yr CDS	45,000	0.50%	9/20/12	2,157
New York Times 7 yr CDS	30,000	0.75%	9/20/14	3,295
Sara Lee 7 yr CDS	30,000	0.60%	9/20/14	346
Target 5 yr CDS	40,000	0.57%	12/20/12	938
Washington Mutual
4 yr CDS	10,300	0.85%	9/20/11	1,447
10 yr CDS	15,000	3.15%	12/20/17	761
				26,641

Protection Sold:
Lehman Brothers
Best Buy
5 yr CDS	(19,000)	0.61%	9/20/12	(667)
10 yr CDS	(10,000)	0.99%	9/20/17	(495)
				(1,162)
TOTAL				$25,479

Written Options[3]

Number of	Notional	Exercise			Unrealized
Contracts	Value	Price	Expiration Date	Description	Appreciation
(4)	$400,000	$114	4/25/08	U.S. Treasury 10 yr future	$1,723
(3)	300,000	116	4/25/08	U.S. Treasury 10 yr future	507
(1)	100,000	121.50	4/25/08	U.S. Treasury 10 yr future	513
(4)	400,000	121.50	5/23/08	U.S. Treasury 10 yr future	303
(3)	300,000	120.50	4/25/08	U.S. Treasury 10 yr future	1,351
					$4,397

The use of futures contracts, written options, and swaps contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”
3See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Balanced Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$27,173,385
Aggregate unrealized appreciation	1,627,125
Aggregate unrealized depreciation	(2,222,067)
Net unrealized depreciation	$(594,942)

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $17,689,162 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $7,639,801 expires in 2009; $9,576,012 expires in 2010; and $473,349 expires in 2011.

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$14,787,760	$-
Level 2	11,673,776	30,777
Level 3	116,907	-
Total	$26,578,443	$30,777

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/2007	$232,413
Net realized gain (loss)
Net change in unrealized
Appreciation/depreciation	(2,646)
Net purchases, sales, and settlements	(92,579)
Net transfers in and/or out of Level 3	(20,281)
Balance as of 3/31/08	$116,907

Net change in unrealized
Appreciation/depreciation from
investments still held as of 3/31/08	$(4,941)

3. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended March 31, 2008, the Series entered into CDS contracts as a purchaser of protection and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Series had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Series enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

5. Options Written
During the period ended March 31, 2008, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the period ended March 31, 2008 for the Series were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2007	-	$-
Options written	25	16,838
Options expired	(6)	(4,764)
Options terminated in
closing purchase transactions	(4)	(2,051)
Options outstanding at March 31, 2008	15	$10,023

6. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net allocations to the security lending agent and the borrower.

At March 31, 2008, the market value of securities on loan was $1,936,659, for which the Series received collateral, comprised of non-cash collateral valued at $239,316, and cash collateral of $1,750,655. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral."

7. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of March 31, 2008, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Capital Reserves Series

March 31, 2008

	Principal
	Amount	Value
	(U.S.$)	(U.S.$)
Agency Asset-Backed Securities – 0.06%
•Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$ 33,065	$ 29,952
Total Agency Asset-Backed Securities (cost $32,798)		29,952

Agency Collateralized Mortgage Obligations – 1.33%
Fannie Mae Series 2005-67 EY 5.50% 8/25/25	40,000	40,696
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	21,110	23,555
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	48,925	52,609
Freddie Mac
Series 2326 ZQ 6.50% 6/15/31	104,081	110,752
Series 3416 GK 4.00% 7/15/22	256,081	256,081
Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09	71,744	71,918
•Freddie Mac Strip Series 19 F 5.55% 6/1/28	18,128	18,148
wFreddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	51,039	54,884
GNMA
Series 2002-28 B 5.779% 7/16/24	16,578	16,929
Series 2002-61 BA 4.648% 3/16/26	5,964	6,005
Series 2003-78 B 5.11% 10/16/27	55,000	56,587
Total Agency Collateralized Mortgage Obligations (cost $692,503)		708,164

Agency Mortgage-Backed Securities – 7.41%
Fannie Mae
6.50% 8/1/17	25,438	26,486
7.00% 11/15/16	45,881	48,027
8.50% 9/20/10	2,585	2,795
9.00% 4/1/09	1,892	1,887
•Fannie Mae ARM
4.794% 11/1/35	418,794	424,106
5.001% 6/1/34	56,057	56,272
5.052% 8/1/35	61,473	61,154
5.755% 8/1/34	40,836	41,400
6.103% 6/1/36	196,878	200,288
6.172% 7/1/36	178,011	182,544
6.293% 7/1/36	189,188	194,189
6.318% 8/1/36	193,534	197,677
6.335% 4/1/36	79,169	81,791
6.749% 12/1/33	29,913	30,412
6.969% 10/1/33	54,381	55,523
Fannie Mae FHAVA 9.00% 6/1/09	17,541	17,763
Fannie Mae Relocation 30 yr
Pool #763656 5.00% 1/1/34	108,717	108,375
Pool #763742 5.00% 1/1/34	99,539	99,284
Fannie Mae S.F. 15 yr
7.50% 3/1/15	9,844	10,294
8.00% 10/1/14	7,089	7,144
8.00% 10/1/16	34,022	35,881
Fannie Mae S.F. 30 yr
6.50% 6/1/36	101,481	105,197
6.50% 10/1/36	100,735	104,424
6.50% 3/1/37	91,294	94,636
6.50% 7/1/37	142,367	147,570
6.50% 8/1/37	122,784	127,271
6.50% 11/1/37	83,003	86,036
6.50% 12/1/37	109,709	113,718
7.50% 12/1/10	992	1,009
7.50% 6/1/31	21,166	22,849
8.50% 5/1/11	1,981	2,048
8.50% 8/1/12	3,743	3,920
9.00% 7/1/20	38,232	41,810
10.00% 8/1/19	40,105	46,500

•Freddie Mac ARM
5.68% 7/1/36	59,068	60,336
7.021% 4/1/34	11,151	11,179
7.178% 4/1/33	15,689	16,005
Freddie Mac Balloon 5 yr
4.00% 6/1/08	23,254	23,250
4.00% 1/1/09	100,209	100,294
Freddie Mac Balloon 7 yr
4.50% 10/1/09	90,050	90,537
5.00% 6/1/11	158,272	161,526
5.00% 11/1/11	168,383	172,129
Freddie Mac S.F. 15 yr
4.00% 11/1/13	123,816	124,663
4.00% 3/1/14	151,339	152,285
8.00% 5/1/15	37,816	40,171
8.50% 10/1/15	5,247	5,751
Freddie Mac S.F. 30 yr
7.00% 11/1/33	22,713	24,078
9.00% 4/1/17	2,547	2,784
9.25% 9/1/08	541	551
GNMA I S.F. 15 yr
6.00% 1/15/09	1,930	1,966
8.50% 8/15/10	2,120	2,131
GNMA I S.F. 30 yr
7.00% 12/15/34	72,908	78,053
8.00% 5/15/08	2	2
11.00% 11/15/10	92,597	98,134
GNMA II S.F. 30 yr
12.00% 6/20/14	5,106	6,137
12.00% 3/20/15	619	737
12.00% 2/20/16	1,985	2,368
Total Agency Mortgage-Backed Securities (cost $3,923,034)		3,955,347

Agency Obligations – 19.00%
Fannie Mae
2.50% 4/9/10	4,710,000	4,731,030
*3.625% 2/12/13	130,000	132,392
*5.00% 2/16/12	185,000	198,858
6.25% 2/1/11	640,000	688,922
*Federal Home Loan Bank System
3.75% 1/8/10	160,000	164,202
4.25% 11/20/09	185,000	190,994
4.375% 9/17/10	1,120,000	1,172,237
4.50% 10/9/09	1,490,000	1,540,654
Freddie Mac
2.875% 4/30/10	465,000	470,432
*4.75% 1/18/11	125,000	132,092
*4.75% 3/5/12	285,000	303,740
*5.00% 1/16/09	235,000	240,111
*5.75% 1/15/12	160,000	176,222
Total Agency Obligations (cost $10,013,223)		10,141,886

Commercial Mortgage-Backed Securities – 2.33%
•Bank of America Commercial Mortgage Securities Series 2004-3 A5 5.493% 6/10/39	90,000	90,596
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	65,000	66,935
w#Commercial Mortgage Pass Through Certificates Series 2001-J1A A2 144A 6.457% 2/14/34	45,270	46,282
#Crown Castle Towers 144A
•Series 2005-1A AFL 3.20% 6/15/35	110,000	104,025
Series 2006-1A B 5.362% 11/15/36	40,000	38,702
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	14,917	14,878
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	45,000	46,001
Goldman Sachs Mortgage Securities II Series 2004-GG2 A3 4.602% 8/10/38	95,000	94,363
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	15,689	15,805
Series 2003-C8 A2 4.207% 11/15/27	150,000	148,885
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	192,572	187,848
•Morgan Stanley Capital I Series 2007-T27 A4 5.803% 6/13/42	95,000	94,035
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	150,000	143,258
#Tower 144A
Series 2006-1 B 5.588% 2/15/36	30,000	29,503
Series 2006-1 C 5.707% 2/15/36	45,000	42,840
•Wachovia Bank Commercial Mortgage Trust Series 2005-C20 A5 5.087% 7/15/42	80,000	78,531
Total Commercial Mortgage-Backed Securities (cost $1,260,409)		1,242,487

Corporate Bonds – 14.67%
Banking – 1.88%
Bank One 5.90% 11/15/11	140,000	148,650
•Capital One 2.968% 3/13/09	180,000	177,630
JPMorgan Chase 5.75% 1/2/13	190,000	198,693
Popular North America 4.25% 4/1/08	295,000	294,999
Wells Fargo 4.375% 1/31/13	185,000	184,251
		1,004,223
Basic Industry – 0.55%
Grupo Minero Mexico 8.25% 4/1/08	100,000	100,000
Lubrizol 4.625% 10/1/09	120,000	120,480
Weyerhaeuser 5.95% 11/1/08	70,000	71,078
		291,558
Brokerage – 0.66%
AMVESCAP 4.50% 12/15/09	120,000	120,340
Lehman Brothers Holdings 5.625% 1/24/13	130,000	126,538
Merrill Lynch 5.45% 2/5/13	105,000	103,414
		350,292
Capital Goods – 0.91%
Allied Waste North America 7.875% 4/15/13	20,000	20,675
Philips Electronics NV 4.625% 3/11/13	390,000	392,419
Textron 6.50% 6/1/12	65,000	71,351
		484,445
Communications – 2.45%
AT&T Wireless 8.125% 5/1/12	365,000	408,825
Citizens Communications 7.125% 3/15/19	74,000	65,120
Comcast Cable Communications 6.20% 11/15/08	295,000	298,572
France Telecom 7.75% 3/1/11	76,000	82,464
Intelsat Bermuda 11.25% 6/15/16	35,000	35,656
News America Holdings 7.375% 10/17/08	70,000	70,922
Telecom Italia Capital 4.00% 1/15/10	150,000	147,210
Time Warner Cable 5.40% 7/2/12	130,000	127,849
Windstream 8.125% 8/1/13	70,000	69,125
		1,305,743
Consumer Cyclical – 0.71%
•DaimlerChrysler Holding 3.562% 8/3/09	135,000	132,945
Lear 8.75% 12/1/16	38,000	32,633
Penney (J.C.) 7.375% 8/15/08	145,000	146,227
Wal-Mart Stores 6.875% 8/10/09	65,000	68,637
		380,442
Consumer Non-Cyclical – 1.92%
Abbott Laboratories 5.15% 11/30/12	130,000	138,591
American Home Products 6.95% 3/15/11	350,000	378,577
Aramark 8.50% 2/1/15	75,000	75,563
HCA PIK 9.625% 11/15/16	70,000	72,800
Kellogg 5.125% 12/3/12	90,000	93,162
Kraft Foods 4.125% 11/12/09	120,000	120,271
UnitedHealth Group 5.50% 11/15/12	145,000	147,321
		1,026,285
Electric – 0.87%
NRG Energy 7.375% 2/1/16	15,000	14,738
Pacific Gas & Electric 4.20% 3/1/11	272,000	273,301
#Power Contract Financing 144A 6.256% 2/1/10	26,941	27,649
#Power Receivables Finance 144A 6.29% 1/1/12	59,453	62,265
Virginia Electric & Power 5.10% 11/30/12	85,000	88,409
		466,362
Energy – 0.48%
Canadian Natural Resources 6.70% 7/15/11	240,000	253,655
		253,655
Finance Companies – 1.27%
General Electric Capital 5.50% 4/28/11	365,000	383,445
International Lease Finance
4.625% 6/2/08	70,000	69,999
5.75% 6/15/11	150,000	151,038
•#Xstrata Finance 144A 3.42% 11/13/09	75,000	72,954
		677,436

Insurance – 1.60%
Berkshire Hathaway Finance 4.125% 1/15/10	305,000	310,912
Reliastar Financial 6.50% 11/15/08	185,000	188,438
WellPoint 5.00% 1/15/11	350,000	353,486
		852,836
Natural Gas – 0.25%
Southern Union 6.15% 8/16/08	135,000	135,841
		135,841
Real Estate – 0.71%
iStar Financial
•3.14% 9/15/09	190,000	152,381
5.65% 9/15/11	110,000	83,661
Simon Property Group 5.375% 8/28/08	145,000	145,150
		381,192
Technology – 0.41%
SunGard Data Systems 9.125% 8/15/13	74,000	75,110
Xerox 5.50% 5/15/12	145,000	146,354
		221,464
Total Corporate Bonds (cost $7,832,447)		7,831,774

Foreign Agency – 0.29%
Germany – 0.29%
KFW 3.25% 2/15/11	150,000	152,878
Total Foreign Agency (cost $149,894)		152,878

Municipal Bonds – 2.75%
California State Public Works Board Lease Revenue (Regents University of California) Series A 4.00% 3/1/11	250,000	258,698
§Metropolitan Transportation Authority (New York Commuter Facilities Revenue) Series A 5.25% 7/1/28	350,000	379,225
§New Jersey State Educational Facilities Authority Revenue (Princeton University) Series E 5.00% 7/1/20-10	450,000	476,734
New York Tobacco Settlement Financing Authority Series B 5.00% 6/1/10	340,000	352,437
Total Municipal Bonds (cost $1,468,879)		1,467,094

Non-Agency Asset Backed Securities – 9.18%
Ameriquest Mortgage Securities Series 2003-11 AF6 5.14% 1/25/34	65,000	59,868
Argent Securities Series 2003-W5 AF4 4.66% 10/25/33	8,253	8,199
•Bank of America Credit Card Trust Series 2006-A10 A10 2.80% 2/15/12	1,150,000	1,134,493
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	115,000	117,186
Caterpillar Financial Asset Trust Series 2007-A A3A 5.34% 6/25/12	30,000	30,572
Centex Home Equity Series 2005-D AF4 5.27% 10/25/35	155,000	145,366
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-3 1A6 4.707% 9/25/13	160,852	153,824
Series 2003-3 1A4 3.303% 11/25/29	53,341	52,988
Chase Manhattan Auto Owner Trust Series 2006-B A3 5.13% 5/15/11	213,564	215,840
CIT Equipment Collateral Series 2006-VT2 A3 5.07% 2/20/10	270,000	272,270
CitiFinancial Mortgage Securities Series 2004-1 AF2 2.645% 4/25/34	131,936	130,163
CNH Equipment Trust Series 2007-B A3A 5.40% 10/17/11	40,000	40,711
Countrywide Asset-Backed Certificates
Series 2006-S5 A3 5.762% 6/25/35	115,000	77,579
Series 2006-S7 A3 5.712% 11/25/35	150,000	104,883
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	100,000	89,824
GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	95,000	85,084
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12	30,000	30,381
Indymac Seconds Assets Backed Trust Series 2006-1 A2 5.767% 5/25/36	235,000	134,627
Long Beach Auto Receivables Trust Series 2006-B A3 5.17% 8/15/11	300,000	300,743
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	25,382	22,229
•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 2.759% 3/25/37	80,000	68,953
•Morgan Stanley Mortgage Loan Trust Series 2006-12XS A1 2.719% 10/25/36	75,268	74,454
New Century Home Equity Loan Trust Series 2003-5 AI4 4.76% 11/25/33	66,868	63,304
Renaissance Home Equity Loan Trust
Series 2006-1 AF3 5.608% 5/25/36	210,000	203,389
Series 2006-2 AF3 5.797% 8/25/36	125,000	115,387
Series 2006-3 AF1 5.917% 11/25/36	32,611	32,447
Series 2006-3 AF2 5.58% 11/25/36	90,000	88,366
Series 2007-2 AF2 5.675% 6/25/37	35,000	33,886
Residential Asset Securities
Series 2002-KS2 AI5 6.779% 4/25/32	28,624	29,171
Series 2003-KS9 AI6 4.71% 11/25/33	60,966	52,876
Series 2004-KS9 AI3 3.79% 8/25/29	18,555	18,234
•Series 2006-KS3 AI3 2.769% 4/25/36	270,000	249,251

Residential Funding Mortgage Securities II
Series 2001-HS2 A5 7.42% 4/25/31	18,903	18,844
Series 2006-HSA2 AI2 5.496% 3/25/36	190,000	159,584
#Silverleaf Finance Series 2005-A A 144A 4.857% 11/15/16	81,471	79,592
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	36,722	31,102
Series 2005-4XS 1A2B 4.67% 3/25/35	64,493	62,115
Series 2005-9XS 1A2A 4.84% 6/25/35	95,000	95,981
Triad Auto Receivables Owner Trust Series 2006-C A4 5.31% 5/13/13	160,000	151,926
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	65,000	64,685
Total Non-Agency Asset Backed Securities (cost $5,236,828)		4,900,377

Non-Agency Collateralized Mortgage Obligations – 7.42%
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	74,591	70,442
Series 2004-2 1A1 6.00% 3/25/34	63,179	59,664
Series 2004-11 1CB1 6.00% 12/25/34	34,582	32,313
Series 2005-9 5A1 5.50% 10/25/20	94,686	95,988
•Bank of America Funding Series 2006-H 1A2 5.706% 9/20/46	112,257	104,394
•Bank of America Mortgage Securities Series 2003-D 1A2 7.30% 5/25/33	421	424
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	66,722	54,227
•Citigroup Mortgage Loan Trust Series 2007-AR5 1AB 5.615% 4/25/37	93,652	74,540
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	79,748	78,901
Series 2004-J7 1A2 4.673% 8/25/34	6,775	6,655
Series 2005-1CB 2A2 5.50% 3/25/35	143,233	132,220
Series 2006-2CB A3 5.50% 3/25/36	60,744	58,149
•wCountrywide Home Loan Mortgage Pass Through Trust
Series 2003-21 A1 4.117% 5/25/33	26,878	26,412
Series 2003-46 1A1 4.119% 1/19/34	31,821	32,323
Series 2006-HYB4 1A2 5.63% 6/20/36	63,991	52,966
Deutsche Alternative A Securities Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	58,204	56,966
•First Horizon Asset Securities Series 2004-AR5 4A1 5.70% 10/25/34	44,117	40,421
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.182% 5/25/35	81,374	72,566
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	25,697	28,529
Series 2005-RP1 1A3 8.00% 1/25/35	28,761	32,020
Series 2005-RP1 1A4 8.50% 1/25/35	12,963	14,813
GSR Mortgage Loan Trust
Series 2004-2F 9A1 6.00% 9/25/19	9,696	9,800
•Series 2007-AR1 1A2 5.733% 3/25/37	180,375	168,487
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.777% 2/25/35	98,835	90,161
Series 2005-A4 1A1 5.40% 7/25/35	122,284	109,679
Series 2005-A6 1A2 5.138% 9/25/35	105,000	92,086
Series 2007-A1 B1 4.815% 7/25/35	99,054	93,393
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	57,109	56,221
Series 2006-1 3A3 5.50% 2/25/36	91,852	91,286
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 6.79% 12/25/33	17,414	18,091
Series 2005-1 B1 6.001% 3/25/35	106,595	102,642
Series 2005-6 7A1 5.335% 6/25/35	74,870	67,242
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	58,402	64,870
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32	28,056	26,248
•Residential Funding Mortgage Security I Series 2006-SA3 3A1 6.038% 9/25/36	95,816	90,119
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	38,656	34,873
•Series 2005-22 4A2 5.374% 12/25/35	21,166	18,413
•Series 2006-5 5A4 5.536% 6/25/36	43,723	37,805
Structured Asset Securities
Series 2004-5H A2 4.43% 12/25/33	10,494	10,481
Series 2004-12H 1A 6.00% 5/25/34	27,800	28,347
wWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2006-5 2CB3 6.00% 7/25/36	95,684	93,668
wWashington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18	149,919	146,097
•Series 2006-AR10 1A1 5.939% 9/25/36	101,074	96,989
•Series 2006-AR14 1A4 5.648% 11/25/36	94,916	90,012
•Series 2007-HY1 1A1 5.714% 2/25/37	167,924	159,140
•Series 2007-HY3 4A1 5.349% 3/25/37	407,329	384,469

•Wells Fargo Mortgage Backed Securities Trust
Series 2004-T A1 6.13% 9/25/34	12,194	12,193
Series 2005-AR12 2A10 4.329% 7/25/35	83,579	82,591
Series 2006-AR6 7A1 5.111% 3/25/36	262,718	233,659
Series 2006-AR10 5A1 5.597% 7/25/36	93,342	89,210
Series 2006-AR11 A7 5.517% 8/25/36	102,444	92,094
Series 2006-AR12 1A2 6.023% 9/25/36	68,487	66,742
Series 2006-AR14 2A4 6.09% 10/25/36	78,670	76,685
Total Non-Agency Collateralized Mortgage Obligations (cost $4,197,899)		3,958,726

«Senior Secured Loans – 0.72%
Energy Futures Holdings 8.39% 10/10/14	299,250	272,159
Ford Motor 5.80% 11/29/13	135,000	111,145
Total Senior Secured Loans (cost $410,625)		383,304

Sovereign Agency – 0.09%
Canada – 0.09%
Export Development Canada 2.625% 3/15/11	50,000	50,516
Total Sovereign Agency (cost $49,793)		50,516

Sovereign Debt – 0.35%
Brazil – 0.35%
Federal Republic of Brazil 11.00% 8/17/40	140,000	187,635
Total Sovereign Debt (cost $185,220)		187,635

Supranational Banks – 0.38%
European Investment Bank
*2.875% 3/15/13	125,000	123,983
3.25% 2/15/11	80,000	81,825
Total Supranational Banks (cost $204,536)		205,808

U.S. Treasury Obligations – 22.79%
*¥U.S. Treasury Inflation Index Notes 3.875% 1/15/09	9,677,262	10,030,338
U.S. Treasury Notes
*2.00% 2/28/10	2,000,000	2,014,532
2.50% 3/31/13	40,000	40,072
*3.50% 2/15/18	75,000	75,457
Total U.S. Treasury Obligations (cost $12,132,255)		12,160,399

Repurchase Agreements** – 10.32%
BNP Paribas 1.55%, dated 3/31/08, to be
repurchased on 4/1/08, repurchase price $5,508,237
(collateralized by U.S. Government obligations,
Ranging in par value $312,000-$4,387,000,
4.125%-6.50%, 8/15/08-2/15/10; with total
market value $5,624,483)	5,508,000	5,508,000
Total Repurchase Agreements (cost $5,508,000)		5,508,000

Total Value of Securities Before Securities Lending Collateral – 99.09%
(cost $53,298,343)		52,884,347

	Number of
	Shares
Securities Lending Collateral*** – 9.48%
Investment Companies
Mellon GSL DBT II Collateral Fund	5,061,450	5,061,450
Total Securities Lending Collateral (cost $5,061,450)		5,061,450

Total Value of Securities – 108.57%
(cost $58,359,793)		57,945,797	©
Obligation to Return Securities Lending Collateral*** – (9.48%)		(5,061,450)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.91%		483,217
Net Assets Applicable to 5,550,798 Shares Outstanding – 100.00%		$53,367,564

wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of March 31, 2008.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
¥Fully or partially pledged as collateral for financial futures contracts.

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2008, the aggregate amount of Rule 144A securities was $966,290, which represented 1.81% of the Series’ net assets. See Note 6 in "Notes."
§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
*Fully or partially on loan.
**See Note 1 in "Notes."
***See Note 5 in "Notes."
©Includes $6,175,614 of securities loaned.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
FHAVA – Federal Housing Administration & Veterans Administration
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
NIM – Net Interest Margin
PIK – Pay-in-kind
S.F. – Single Family
yr – Year

The following futures contracts and swap contracts were outstanding at March 31, 2008:

Futures Contracts1

Contracts	Notional	Notional		Unrealized
to Sell	Proceeds	Value	Expiration Date	Depreciation
(16) U.S. Treasury 10 year Notes	$(1,833,947)	$(1,903,250)	6/30/08	$(69,303)

Swap Contracts2

Credit Default Swap Contracts

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Appreciation
Protection Purchased:
Goldman Sachs
Best Buy
5 yr CDS	$118,000	0.60%	9/20/12	$4,157
10 yr CDS	60,000	0.98%	9/20/17	3,014
				$7,171

The use of futures contract and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Capital Reserves Series (Series).

Security Valuation – U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$58,365,314
Aggregate unrealized appreciation	341,070
Aggregate unrealized depreciation	(760,587)
Net unrealized depreciation	$(419,517)

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $1,917,527 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,132,035 expires in 2008; $82,894 expires in 2010; $226,584 expires in 2013; $238,048 expires in 2014; and $237,966 expires in 2015.

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$5,508,000	$-
Level 2	51,651,095	(62,132)
Level 3	786,702	-
Total	$57,945,797	$(62,132)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/2007	$1,016,236
Net change in unrealized
appreciation/depreciation	(12,194)
Net purchases, sales and settlements	47,044
Net transfers in and/or out of Level 3	(648,684)
Balance as of 3/31/08	$402,402

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/08	$(10,401)

3. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series' sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series' sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended March 31, 2008, the Series entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended March 31, 2008, the Series did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Series had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Series enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

5. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2008, the market value of the securities on loan was $6,175,614, for which the Series received collateral, comprised of non-cash collateral valued at $1,212,463, and cash collateral of $5,061,450. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

6. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. As of March 31, 2008, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Cash Reserve Series

March 31, 2008

	Principal
	Amount	Value
Certificates of Deposit – 10.76%
Barclays Bank 3.06% 5/27/08	$500,000	$500,000
Deutsche Bank 3.79% 4/18/08	500,000	500,000
Genentech 2.553% 4/1/08	375,000	375,000
Natixis 2.81% 4/1/08	250,000	250,000
Wilmington Trust 3.05% 6/25/08	500,000	500,000
Total Certificates of Deposit (cost $2,125,000)		2,125,000

≠Discounted Commercial Paper – 77.94%
Colleges and Universities – 5.61%
Leland Stanford Junior University 2.407% 5/9/08	360,000	359,088
Yale University
2.407% 5/1/08	500,000	499,000
2.458% 5/6/08	250,000	249,405
		1,107,493
Financial Services – 22.05%
ABN-AMRO North America 2.475% 4/18/08	500,000	499,417
Barclays US Funding 2.753% 4/3/08	250,000	249,962
CBA Finance
3.001% 5/14/08	400,000	398,576
4.303% 4/2/08	350,000	349,959
Danske
2.767% 4/17/08	500,000	499,387
4.528% 4/7/08	250,000	249,814
Natexis Banques Populaires 3.792% 5/13/08	500,000	497,815
Societe Generale North America 4.215% 4/11/08	400,000	399,537
Svenska Handlesbanken 4.593% 4/2/08	500,000	499,936
UBS Finance 2.35% 4/1/08	710,000	709,999
		4,354,402
Industrial – 6.63%
AstraZeneca 3.024% 7/25/08	565,000	559,622
Danaher 2.302% 4/7/08	500,000	499,808
Genentech 2.244% 4/23/08	250,000	249,658
		1,309,088
Mortgage Bankers & Brokers – 43.65%
Abbey National North America 3.78% 4/14/08	500,000	499,318
Australian & New Zealand Banking Group 4.230% 4/21/08	400,000	399,071
Bank of America 2.982% 5/19/08	500,000	498,027
Bank of Scotland
3.277% 4/28/08	500,000	498,781
4.733% 4/14/08	250,000	249,581
Fortis Banque 2.932% 5/13/08	500,000	498,303
ING Funding
2.587% 6/25/08	250,000	248,483
4.736% 4/21/08	250,000	249,353
Intesa Funding 3.766% 4/16/08	400,000	399,378
JPMorgan Chase Bank
3.003% 5/1/08	400,000	399,007
3.818% 7/10/08	318,000	314,687
Lloyds TSB Bank
2.74% 4/1/08	500,000	499,999
2.941% 5/5/08	250,000	249,311
Nordea North America
2.687% 4/16/08	250,000	249,721
2.924% 5/5/08	500,000	498,626
Rabobank 2.92% 5/13/08	500,000	498,297
Royal Bank of Scotland 3.65% 7/17/08	250,000	247,288
Scotiabanc 4.602% 4/1/08	580,000	579,999
Skandinaviska Enskilda Bank
3.705% 6/16/08	400,000	396,871
4.678% 6/2/08	250,000	248,041

Toronto Dom Holding 2.99% 4/7/08	500,000	499,752
Westpac Securities 3.79% 4/7/08	400,000	399,747
		8,621,641
Total Discounted Commercial Paper (cost $15,392,624)		15,392,624

•Floating Rate Notes – 11.39%
American Express Bank 3.025% 9/18/08	500,000	500,000
≥American International Group 2.599% 6/23/08	500,000	500,013
≥DnB NOR Bank 2.599% 11/24/08	750,000	750,000
≥Goldman Sachs Group 3.331% 3/25/09	500,000	500,000
Total Floating Rate Notes (cost $2,250,013)		2,250,013

Total Value of Securities – 100.09%
(cost $19,767,637)©		19,767,637
Liabilities Net of Receivables and Other Assets (See Notes) – (0.09%)		(16,863)
Net Assets Applicable to 19,752,242 Shares Outstanding – 100.00%		$19,750,774

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of March 31, 2008.
©Also the cost for federal income tax purposes.
≥Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At March 31, 2008, the aggregate amount of these securities was $1,750,013, which represented 8.86% of the Series’ net assets. See Note 3 in "Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware VIP Trust-Delaware VIP Cash Reserve Series (Series).

Security Valuation – Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2008, the Series held no investments in repurchase agreements. At March 31, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $52,864 may be carried forward and applied against future capital gains. Such capital loss carryforwards expires in 2010.

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$19,767,637	$-
Level 2	-	-
Level 3	-	-
Total	$19,767,637	$-

3. Credit and Market Risk
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. The Series may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2008, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Section 4(2) and/or Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Diversified Income Series

March 31, 2008

		Principal	Value
		Amount°	(U.S.$)
Agency Asset-Backed Securities – 0.04%
•Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	413,312	$374,405
•Fannie Mae Whole Loan Series 2002-W11 AV1 2.94% 11/25/32		9,968	9,966
Total Agency Asset-Backed Securities (cost $421,472)			384,371

Agency Collateralized Mortgage Obligations – 4.18%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26		146,760	155,773
Series 2001-50 BA 7.00% 10/25/41		140,675	151,587
Series 2002-90 A1 6.50% 6/25/42		16,637	17,774
Series 2002-90 A2 6.50% 11/25/42		61,689	65,503
Series 2003-106 WE 4.50% 11/25/22		5,100,000	5,062,955
Series 2003-122 AJ 4.50% 2/25/28		191,804	192,126
Series 2005-67 EY 5.50% 8/25/25		1,925,000	1,958,518
Series 2005-110 MB 5.50% 9/25/35		716,933	744,043
*Series 2006-39 PE 5.50% 10/25/32		4,637,000	4,743,362
Series 2006-M2 A2F 5.259% 5/25/20		20,000	20,161
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39		1,487	1,568
Series 2001-T8 A2 9.50% 7/25/41		13,659	15,241
Series 2002-T4 A3 7.50% 12/25/41		29,168	31,771
Series 2004-T1 1A2 6.50% 1/25/44		32,370	34,695
Fannie Mae Whole Loan
Series 2002-W6 2A1 7.00% 6/25/42		52,223	55,234
Series 2004-W9 2A1 6.50% 2/25/44		9,060	9,742
Series 2004-W11 1A2 6.50% 5/25/44		95,237	103,429
Freddie Mac
Series 1730 Z 7.00% 5/15/24		134,790	144,958
Series 2326 ZQ 6.50% 6/15/31		208,161	221,504
Series 2541 JB 5.00% 2/15/16		203,450	206,593
Series 2552 KB 4.25% 6/15/27		135,706	135,851
Series 2557 WE 5.00% 1/15/18		1,420,000	1,454,544
Series 2622 PE 4.50% 5/15/18		3,565,000	3,567,687
Series 2662 MA 4.50% 10/15/31		421,761	423,172
Series 2694 QG 4.50% 1/15/29		1,020,000	1,028,594
Series 2762 LG 5.00% 9/15/32		3,950,000	3,910,721
Series 2809 DC 4.50% 6/15/19		1,000,000	995,983
Series 2872 GC 5.00% 11/15/29		625,000	632,113
Series 2890 PC 5.00% 7/15/30		1,575,000	1,591,693
Series 2915 KP 5.00% 11/15/29		705,000	713,058
Series 3005 ED 5.00% 7/15/25		1,268,000	1,247,316
Series 3022 MB 5.00% 12/15/28		165,000	169,224
Series 3063 PC 5.00% 2/15/29		1,940,000	1,994,031
Series 3113 QA 5.00% 11/15/25		1,912,054	1,945,867
*Series 3128 BC 5.00% 10/15/27		3,950,000	4,030,917
Series 3131 MC 5.50% 4/15/33		930,000	953,291
Series 3154 PJ 5.50% 3/15/27		1,657,898	1,702,531
Series 3173 PE 6.00% 4/15/35		940,000	969,761
Series 3337 PB 5.50% 7/15/30		1,015,000	1,042,841
Series 3344 ME 5.50% 7/15/37		1,650,000	1,628,436
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43		28,740	29,674
Series T-58 2A 6.50% 9/25/43		12,009	12,914
Total Agency Collateralized Mortgage Obligations (cost $43,362,266)			44,116,756

Agency Mortgage-Backed Securities – 12.75%
Fannie Mae
5.50% 1/1/13	159,466	161,005
6.205% 5/1/09	20,698	20,747
6.50% 8/1/17	55,501	57,789
•Fannie Mae ARM
5.052% 8/1/35	512,272	509,614
5.124% 11/1/35	1,027,271	1,045,336
5.568% 6/1/37	28,264	28,896
5.967% 8/1/37	1,588,278	1,609,421
6.969% 10/1/33	113,336	115,717
Fannie Mae Relocation 15 yr 4.00% 9/1/20	1,035,534	1,003,792
Fannie Mae Relocation 30 yr
5.00% 11/1/33	49,347	49,221
5.00% 8/1/34	63,843	63,642
5.00% 11/1/34	82,655	82,355
5.00% 4/1/35	211,550	210,729
5.00% 10/1/35	382,970	381,484
5.00% 1/1/36	540,452	538,355
Fannie Mae S.F. 15 yr 5.00% 5/1/21	928,990	941,037
Fannie Mae S.F. 15 yr TBA
5.50% 4/1/23	6,900,000	7,043,389
6.00% 4/1/23	6,540,000	6,731,092
Fannie Mae S.F. 30 yr
5.50% 3/1/29	3,056	3,100
5.50% 4/1/29	3,163	3,208
*5.50% 12/1/34	2,564,854	2,595,679
5.50% 9/1/36	1,836,041	1,858,107
*5.50% 7/1/37	12,622,106	12,753,480
5.50% 12/1/37	8,367,345	8,454,434
*6.00% 7/1/37	2,936,049	3,010,360
6.00% 12/1/37	8,550,289	8,766,697
*6.50% 9/1/36	578,782	599,973
*6.50% 11/1/36	4,392,774	4,553,608
6.50% 2/1/37	1,668,796	1,729,896
6.50% 8/1/37	2,181,389	2,261,106
6.50% 10/1/37	2,700,657	2,799,349
6.50% 11/1/37	2,586,890	2,681,425
7.50% 3/1/32	1,139	1,226
7.50% 4/1/32	3,783	4,072
Fannie Mae S.F. 30 yr TBA
4.50% 4/1/38	4,990,000	4,963,493
5.00% 4/1/38	5,385,000	5,436,324
5.50% 4/1/38	10,845,000	10,948,364
*Freddie Mac 5.75% 1/15/12	3,365,000	3,706,167
•Freddie Mac ARM
5.68% 7/1/36	626,121	639,562
5.785% 8/1/37	33,499	33,956
6.126% 10/1/37	53,455	54,294
*6.336% 2/1/37	1,746,607	1,787,305
6.397% 12/1/33	206,951	211,212
7.021% 4/1/34	8,527	8,549
Freddie Mac Relocation 30 yr 5.00% 9/1/33	98,568	98,369
Freddie Mac S.F. 15 yr
4.50% 5/1/20	2,216,023	2,210,311
5.00% 6/1/18	726,502	737,645
Freddie Mac S.F. 30 yr
4.50% 10/1/35	1,689,537	1,629,398
6.00% 6/1/37	756,743	776,927
Freddie Mac S.F. 30 yr TBA 5.00% 4/1/38	26,050,000	25,793,563
GNMA I S.F. 30 yr 7.00% 12/15/34	583,260	624,424

GNMA S.F. 30 yr TBA
5.50% 4/1/38	1,115,000	1,136,777
6.00% 4/1/38	1,115,000	1,150,715
Total Agency Mortgage-Backed Securities (cost $132,419,431)		134,616,696

Agency Obligations – 12.73%
Fannie Mae
*3.25% 4/9/13	5,760,000	5,759,562
*3.625% 2/12/13	2,800,000	2,851,526
*4.375% 3/15/13	6,200,000	6,515,673
*4.625% 10/15/13	5,000,000	5,307,675
*4.75% 11/19/12	8,605,000	9,192,222
*4.875% 5/18/12	4,080,000	4,370,410
*5.00% 9/15/08	1,100,000	1,114,758
*¥5.00% 2/16/12	3,930,000	4,224,392
6.25% 2/1/11	2,815,000	3,030,179
*Federal Farm Credit Bank 5.125% 8/25/16	615,000	664,877
Federal Home Loan Bank System
*3.75% 1/8/10	10,150,000	10,416,568
*4.25% 11/20/09	2,195,000	2,266,118
*4.375% 9/17/10	3,940,000	4,123,762
*4.50% 10/9/09	2,880,000	2,977,908
4.875% 11/27/13	4,205,000	4,511,069
*5.375% 8/19/11	1,920,000	2,081,036
*5.50% 8/13/14	1,460,000	1,616,954
^Financing Corporation Interest Strip
CPN 4.782% 4/6/12	645,000	583,403
CPN 4.797% 5/2/12	125,000	113,030
CPN 4.901% 10/6/12	545,000	482,066
CPN 4.938% 10/6/13	109,000	92,631
CPN 4.948% 10/6/14	650,000	525,078
CPN 5.079% 2/8/13	252,000	219,550
CPN 5.08% 8/8/13	252,000	215,488
CPN 5.093% 4/6/14	135,000	111,701
CPN 5.101% 10/6/11	120,000	110,282
CPN 5.175% 3/26/12	200,000	180,913
CPN 5.193% 10/6/15	353,000	269,485
CPN 1 5.162% 5/11/12	330,000	298,372
CPN 1 5.283% 5/11/15	400,000	312,151
CPN 1 5.407% 11/11/17	700,000	469,043
CPN 4 5.213% 10/6/15	200,000	152,683
CPN 12 5.10% 12/6/11	638,000	582,302
CPN 13 5.161% 12/27/12	100,000	87,635
CPN 13 5.208% 6/27/13	400,000	343,389
CPN 13 5.366% 12/27/16	366,000	258,113
CPN 15 4.903% 9/7/13	860,000	733,150
CPN 15 5.253% 3/7/16	674,000	502,112
CPN 19 5.074% 12/6/10	120,000	113,578
CPN 19 5.189% 6/6/16	120,000	87,932
CPN A 5.098% 8/8/15	150,000	115,592
CPN A 5.099% 2/8/15	150,000	118,593
CPN A 5.112% 2/8/14	252,000	210,269
CPN D 5.112% 9/26/11	550,000	506,024
CPN D 5.119% 9/26/10	600,000	571,202
Freddie Mac
4.125% 10/18/10	2,725,000	2,835,281
*4.125% 12/21/12	5,000,000	5,198,180
*4.50% 1/15/13	4,000,000	4,222,972
*4.50% 7/15/13	3,500,000	3,691,436
*4.625% 12/19/08	525,000	533,691
*4.625% 10/25/12	7,500,000	7,964,955
*4.75% 1/18/11	3,210,000	3,392,116
*4.75% 3/5/12	4,210,000	4,486,820

5.00% 12/14/18	895,000	877,320
*5.25% 2/24/11	3,000,000	3,070,104
*5.25% 7/18/11	3,400,000	3,658,601
*5.40% 2/2/12	2,180,000	2,236,360
5.45% 9/2/11	2,180,000	2,209,293
*5.50% 7/18/16	2,200,000	2,430,617
*5.50% 8/23/17	3,125,000	3,453,225
^Residual Funding Principal Strip 5.175% 10/15/19	5,450,000	3,313,295
*Tennessee Valley Authority 4.875% 1/15/48	1,500,000	1,475,796
Total Agency Obligations (cost $128,643,427)		134,440,518

Commercial Mortgage-Backed Securities – 3.21%
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.494% 6/10/39	1,035,000	1,041,851
•Series 2005-6 AM 5.353% 9/10/47	485,000	462,884
•Series 2006-3 A4 5.889% 7/10/44	1,835,000	1,860,473
Series 2006-4 A4 5.634% 7/10/46	1,780,000	1,773,709
Bear Stearns Commercial Mortgage Securities
#Series 2004-ESA E 144A 5.064% 5/14/16	350,000	360,420
•Series 2005-T20 A4A 5.302% 10/12/42	1,500,000	1,490,966
•Series 2006-PW12A4 5.895% 9/11/38	1,750,000	1,765,535
•Series 2007-PW16 A4 5.902% 6/11/40	3,485,000	3,461,655
•Series 2007-T28 A4 5.742% 9/11/42	2,160,000	2,131,981
wCommercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	176,554	180,501
Series 2006-C7 A2 5.69% 6/10/46	230,000	228,985
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	115,000	111,479
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	90,000	86,657
Series 2006-1A B 5.362% 11/15/36	830,000	803,075
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	900,000	919,320
•#Goldman Sachs Mortgage Securities II 144A
Series 2006-RR2 A1 5.811% 6/23/46	345,000	253,051
Series 2006-RR3 A1S 5.76% 7/18/56	1,345,000	881,876
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39	2,160,000	2,101,566
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	305,000	307,016
Series 2002-C2 A2 5.05% 12/12/34	345,000	342,257
Series 2003-C1 A2 4.985% 1/12/37	588,000	568,443
Series 2006-LDP9 A2 5.134% 5/15/47	3,350,000	3,152,094
•#Series 2006-RR1A A1 144A 5.612% 10/18/52	1,035,000	753,615
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	110,000	113,169
Series 2003-C8 A2 4.207% 11/15/27	190,000	188,587
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	205,410	200,372
Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	110,000	106,526
Series 2005-IQ9 A4 4.66% 7/15/56	400,000	380,415
Series 2006-HQ9 A4 5.731% 7/12/44	2,500,000	2,507,651
Series 2006-IQ12 A4 5.332% 12/15/43	2,045,000	1,989,201
Series 2007-IQ14 A4 5.692% 4/15/49	570,000	561,252
•Series 2007-T27 A4 5.803% 6/13/42	890,000	880,963
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.565% 2/15/33	100,000	91,917
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	60,000	57,303
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	110,000	109,203
Series 2006-1 B 5.588% 2/15/36	120,000	118,012
Series 2006-1 C 5.707% 2/15/36	185,000	176,122
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28 A2 5.50% 10/15/48	655,000	645,957
Series 2007-C30 A3 5.246% 12/15/43	715,000	694,865
Total Commercial Mortgage-Backed Securities (cost $34,982,921)		33,860,924

Convertible Bonds – 0.44%
*Advanced Micro Devices 6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15		1,770,000	1,121,738
Electronic Data Systems 3.875% 7/15/23 exercise price $34.14, expiration date 7/15/23		1,270,000	1,243,012
†Mirant (Escrow) 2.50% 6/15/21 exercise price $67.95, expiration date 6/15/21		110,000	0
*•U.S. Bancorp 0.792% 9/20/36 exercise price $38.28, expiration date 12/20/36		948,000	950,560
•Wyeth 3.581% 1/15/24 exercise price $60.09, expiration date 1/15/24		1,282,000	1,292,217
Total Convertible Bonds (cost $5,019,613)			4,607,527

Corporate Bonds – 23.99%
Banking – 2.15%
American Express Centurion Bank 5.55% 10/17/12		$2,391,000	2,415,049
•BAC Capital Trust XV 3.876% 6/1/56		1,045,000	779,589
•#Banco Mercantil 144A 6.862% 10/13/21		1,326,000	1,224,489
Bank of New York Mellon 4.50% 4/1/13		2,675,000	2,696,959
*#Bank of Scotland 144A 5.25% 2/21/17		1,500,000	1,594,953
•Capital One FSB 2.968% 3/13/09		1,280,000	1,263,144
JPMorgan Chase Capital XXV 6.80% 10/1/37		2,461,000	2,255,307
#Northern Rock 144A 5.625% 6/22/17		695,000	707,169
PNC Bank 6.875% 4/1/18		980,000	998,414
•#PNC Preferred Funding Trust I 144A 6.113% 3/29/49		700,000	455,761
Popular North America
4.25% 4/1/08		357,000	357,000
•5.046% 4/6/09		395,000	385,153
Silicon Valley Bank 5.70% 6/1/12		800,000	826,047
U.S. Bank North America
4.80% 4/15/15		754,000	763,362
4.95% 10/30/14		525,000	535,895
•USB Capital IX 6.189% 4/15/49		600,000	445,784
Wachovia Bank 6.60% 1/15/38		469,000	435,888
Wells Fargo
4.375% 1/31/13		1,898,000	1,890,313
5.625% 12/11/17		862,000	883,346
WM Covered Bond Program 3.875% 9/27/11	EUR	1,196,000	1,813,172
			22,726,794
Basic Industry – 1.30%
AK Steel 7.75% 6/15/12	USD	381,000	386,239
Domtar 7.125% 8/15/15		288,000	272,880
DuPont (E.I) deNemours 5.00% 1/15/13		420,000	437,790
Foundation Pennsylvania Coal 7.25% 8/1/14		651,000	647,745
Freeport McMoRan Copper & Gold
8.25% 4/1/15		592,000	626,040
8.375% 4/1/17		695,000	739,306
Georgia-Pacific
7.70% 6/15/15		619,000	584,955
8.875% 5/15/31		62,000	55,490
9.50% 12/1/11		446,000	456,035
#GTL Trade Finance 144A 7.25% 10/20/17		816,000	861,663
#Ineos Group Holdings 144A 8.50% 2/15/16		255,000	199,538
Innophos 8.875% 8/15/14		355,000	346,125
Lubrizol 4.625% 10/1/09		783,000	786,131
#MacDermid 144A 9.50% 4/15/17		309,000	278,100
Massey Energy 6.875% 12/15/13		330,000	320,925
Momentive Performance Materials 9.75% 12/1/14		586,000	528,865
#NewPage 144A 10.00% 5/1/12		567,000	578,340
#Norske Skogindustrier 144A 7.125% 10/15/33		582,000	413,322
=‡@PPort Townsend Paper 12.431% 8/27/12		191,800	189,882
Potlatch 13.00% 12/1/09		702,000	793,393
#Rock-Tenn 144A 9.25% 3/15/16		186,000	193,440
Rockwood Specialties Group 7.50% 11/15/14		440,000	429,000
Rohm & Haas 5.60% 3/15/13		1,121,000	1,156,826
•#Ryerson 144A 10.614% 11/1/14		257,000	232,585
#Sappi Papier Holding 144A 6.75% 6/15/12		433,000	393,247

Southern Copper 7.50% 7/27/35	695,000	716,141
Steel Dynamics
6.75% 4/1/15	100,000	98,500
#144A 7.375% 11/1/12	129,000	130,935
#144A 7.75% 4/15/16	405,000	407,531
Verso Paper Holdings 9.125% 8/1/14	277,000	268,690
Witco 6.875% 2/1/26	261,000	176,175
		13,705,834
Brokerage – 0.93%
AMVESCAP 4.50% 12/15/09	222,000	222,629
Goldman Sachs Group
6.15% 4/1/18	1,745,000	1,745,629
6.75% 10/1/37	1,428,000	1,332,571
Jefferies Group 6.45% 6/8/27	953,000	767,663
JPMorgan Chase 5.75% 1/2/13	1,390,000	1,453,593
LaBranche
9.50% 5/15/09	625,000	637,500
11.00% 5/15/12	428,000	436,560
Lazard Group 6.85% 6/15/17	260,000	243,875
Lehman Brothers Holdings 5.625% 1/24/13	1,090,000	1,060,977
#LVB Acquisition Merger Sub 144A 10.00% 10/15/17	755,000	794,638
Merrill Lynch 5.45% 2/5/13	1,091,000	1,074,516
		9,770,151
Capital Goods – 1.37%
Allied Waste North America
*7.375% 4/15/14	335,000	331,231
7.875% 4/15/13	1,365,000	1,411,068
Associated Materials 9.75% 4/15/12	235,000	229,125
BWAY 10.00% 10/15/10	132,000	127,710
Casella Waste Systems 9.75% 2/1/13	716,000	703,470
CPG International I 10.50% 7/1/13	293,000	247,585
Crown Americas 7.75% 11/15/15	150,000	154,875
*DRS Technologies 7.625% 2/1/18	438,000	440,190
General Electric 5.25% 12/6/17	55,000	55,027
Graham Packaging 8.50% 10/15/12	581,000	525,805
Graphic Packaging International 8.50% 8/15/11	441,000	435,488
Greenbrier 8.375% 5/15/15	268,000	253,260
*Honeywell International 5.30% 3/1/18	1,160,000	1,190,982
Interface 10.375% 2/1/10	455,000	477,750
Intertape Polymer 8.50% 8/1/14	468,000	390,780
KB Home 8.625% 12/15/08	243,000	244,823
Koppers Industries 9.875% 10/15/13	289,000	304,895
L-3 Communications 7.625% 6/15/12	1,440,000	1,481,399
Lockheed Martin 4.121% 3/14/13	882,000	884,247
•NXP BV Funding 7.008% 10/15/13	300,000	248,625
Owens Brockway Glass Container 6.75% 12/1/14	1,090,000	1,090,000
Owens Corning 6.50% 12/1/16	325,000	269,757
#Penhall International 144A 12.00% 8/1/14	211,000	179,350
Philips Electronics 5.75% 3/11/18	516,000	526,745
Smurfit-Stone Container Enterprises 8.00% 3/15/17	434,000	366,730
#SPX 144A 7.625% 12/15/14	166,000	171,188
Textron 6.50% 6/1/12	691,000	758,511
Vitro 11.75% 11/1/13	997,000	1,014,448
		14,515,064
Communications – 3.51%
America Movil 6.375% 3/1/35	301,000	292,797
American Tower 7.125% 10/15/12	681,000	699,728
AT&T 5.50% 2/1/18	984,000	965,277
AT&T Wireless 8.125% 5/1/12	2,544,000	2,849,462
Broadview Networks Holdings 11.375% 9/1/12	221,000	211,055
•Centennial Communications 10.479% 1/1/13	377,000	329,875
*#Charter Communications 144A 10.78% 9/15/14	1,378,000	1,364,220

#Charter Communications Operating 144A 8.00% 4/30/12		3,324,000	3,066,389
Citizens Communications 7.125% 3/15/19		2,329,000	2,049,520
Comcast
•4.677% 7/14/09		415,000	403,960
*6.30% 11/15/17		1,255,000	1,272,497
*Cricket Communications 9.375% 11/1/14		287,000	273,368
CSC Holdings 7.625% 4/1/11		314,000	312,038
Dex Media West 9.875% 8/15/13		643,000	561,018
#Digicel 144A 9.25% 9/1/12		475,000	473,813
Grupo Televisa 8.49% 5/11/37	MXN	19,000,000	1,773,596
•#Hellas Telecommunications Luxembourg II 144A 10.008% 1/15/15	USD	325,000	234,000
Hughes Network Systems/Finance 9.50% 4/15/14		487,000	487,000
ΩInmarsat Finance 10.375% 11/15/12		3,737,000	3,643,574
Intelsat 11.25% 6/15/16		440,000	448,250
Lamar Media 6.25% 8/15/15		245,000	216,825
#LBI Media 144A 8.50% 8/1/17		262,000	228,268
Lucent Technologies 6.45% 3/15/29		481,000	346,320
MetroPCS Wireless 9.25% 11/1/14		1,022,000	945,350
•Nortel Networks 8.508% 7/15/11		606,000	522,675
NTL Cable 9.125% 8/15/16		310,000	279,000
PAETEC Holding 9.50% 7/15/15		272,000	251,600
#Quebecor Media 144A 7.75% 3/15/16		525,000	481,688
Qwest
6.50% 6/1/17		505,000	458,288
7.50% 10/1/14		560,000	548,800
Qwest Capital Funding 7.25% 2/15/11		495,000	472,725
Rural Cellular
•8.989% 11/1/12		182,000	182,910
9.875% 2/1/10		842,000	869,365
Telecom Italia Capital 4.00% 1/15/10		1,202,000	1,179,643
Telefonica Emisiones 5.984% 6/20/11		387,000	398,803
THOMSON 5.70% 10/1/14		1,395,000	1,381,230
Time Warner Cable 5.40% 7/2/12		1,043,000	1,025,739
Time Warner Telecom Holdings 9.25% 2/15/14		392,000	397,880
Verizon Communications 5.55% 2/15/16		2,411,000	2,402,476
Viacom
•3.15% 6/16/09		408,000	399,958
5.75% 4/30/11		334,000	337,791
Windstream 8.125% 8/1/13		2,048,000	2,022,400
			37,061,171
Consumer Cyclical – 2.46%
Corrections Corporation of America
6.25% 3/15/13		680,000	669,800
7.50% 5/1/11		279,000	283,185
CVS Caremark
4.875% 9/15/14		1,193,000	1,183,209
5.75% 6/1/17		1,311,000	1,333,755
•DaimlerChrysler North America 3.562% 8/3/09		1,036,000	1,020,227
DR Horton 8.00% 2/1/09		309,000	305,138
Ford Motor
7.45% 7/16/31		367,000	244,055
7.70% 5/15/97		230,000	146,625
Ford Motor Credit
•7.127% 1/13/12		390,000	288,734
7.375% 10/28/09		110,000	100,260
*7.80% 6/1/12		2,510,000	2,072,165
8.00% 12/15/16		290,000	227,340
9.75% 9/15/10		380,000	338,669
#Galaxy Entertainment Finance 144A 9.875% 12/15/12		560,000	558,600
Gaylord Entertainment 8.00% 11/15/13		478,000	445,735
*General Motors
6.375% 5/1/08		750,000	744,375
8.375% 7/15/33		1,363,000	967,730

Global Cash Access/Finance 8.75% 3/15/12		334,000	329,825
GMAC
•4.315% 5/15/09		2,125,000	1,816,734
6.875% 9/15/11		1,640,000	1,256,092
6.875% 8/28/12		2,830,000	2,152,497
Harrah's Operating 5.50% 7/1/10		1,190,000	1,047,200
#Harrah's Operating 144A 10.75% 2/1/16		277,000	234,758
Lear 8.75% 12/1/16		761,000	653,509
*Majestic Star Casino 9.50% 10/15/10		603,000	535,163
Mandalay Resort Group 9.375% 2/15/10		258,000	267,030
McDonald's
5.35% 3/1/18		555,000	562,856
5.80% 10/15/17		1,018,000	1,070,860
MGM MIRAGE 7.625% 1/15/17		5,000	4,575
Neiman Marcus Group
10.375% 10/15/15		60,000	60,300
*PIK 9.00% 10/15/15		1,098,000	1,103,490
Park Place Entertainment 7.875% 3/15/10		210,000	197,925
*Penney (J.C.) 7.375% 8/15/08		658,000	663,571
#Pokagon Gaming Authority 144A 10.375% 6/15/14		388,000	411,280
*Station Casinos 6.00% 4/1/12		312,000	257,400
Tenneco 8.625% 11/15/14		290,000	286,375
*#Tenneco 144A 8.125% 11/15/15		294,000	293,265
#TRW Automotive 144A 7.00% 3/15/14		345,000	319,988
VF 5.95% 11/1/17		425,000	429,451
Wynn Las Vegas 6.625% 12/1/14		1,115,000	1,078,763
			25,962,509
Consumer Non-Cyclical – 3.32%
Abbott Laboratories 5.60% 11/30/17		2,031,000	2,128,801
ACCO Brands 7.625% 8/15/15		231,000	205,590
Advanced Medical Optics 7.50% 5/1/17		272,000	235,280
#AmBev International Finance 144A 9.50% 7/24/17	BRL	1,455,000	714,453
Amgen 6.375% 6/1/37	USD	415,000	394,970
Aramark
•6.739% 2/1/15		280,000	248,500
*8.50% 2/1/15		2,202,000	2,218,515
AstraZeneca 5.90% 9/15/17		1,587,000	1,680,606
#Bausch & Lomb 144A 9.875% 11/1/15		667,000	680,340
Clorox 5.45% 10/15/12		612,000	630,659
*Constellation Brands 8.125% 1/15/12		930,000	943,950
Cott Beverages 8.00% 12/15/11		287,000	233,905
#Covidien International Finance 144A
6.00% 10/15/17		507,000	523,512
6.55% 10/15/37		809,000	829,557
CRC Health 10.75% 2/1/16		1,072,000	1,013,040
Del Monte
6.75% 2/15/15		139,000	133,788
8.625% 12/15/12		109,000	111,453
Delhaize America 9.00% 4/15/31		1,349,000	1,627,896
Diageo Capital
5.20% 1/30/13		198,000	205,058
5.75% 10/23/17		1,010,000	1,036,270
HCA
9.25% 11/15/16		4,681,000	4,868,241
PIK 9.625% 11/15/16		682,000	709,280
•HealthSouth 10.829% 6/15/14		319,000	309,430
Iron Mountain
6.625% 1/1/16		278,000	266,185
8.625% 4/1/13		324,000	328,860
*Jarden 7.50% 5/1/17		324,000	285,120
Kellogg 5.125% 12/3/12		899,000	930,582

Kraft Foods
4.125% 11/12/09	15,000	15,034
6.125% 2/1/18	2,125,000	2,127,539
Kroger
4.95% 1/15/15	354,000	338,913
6.75% 4/15/12	939,000	1,006,288
6.90% 4/15/38	435,000	443,033
National Beef Packing 10.50% 8/1/11	371,000	354,305
*Pilgrim's Pride 8.375% 5/1/17	312,000	276,120
Quest Diagnostic 5.45% 11/1/15	1,638,000	1,615,926
#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	285,000	282,067
8.03% 10/1/20	190,000	190,524
Sysco 5.25% 2/12/18	856,000	877,553
Universal Hospital Services PIK 8.50% 6/1/15	485,000	487,425
UST 5.75% 3/1/18	872,000	882,781
Visant Holding 8.75% 12/1/13	309,000	290,460
Wyeth 5.50% 2/1/14	2,305,000	2,390,498
		35,072,307
Electric – 2.24%
AES
7.75% 3/1/14	362,000	366,073
8.00% 10/15/17	284,000	288,970
#144A 8.75% 5/15/13	202,000	211,090
Carolina Power & Light 6.30% 4/1/38	375,000	385,895
Commonwealth Edison 6.15% 9/15/17	820,000	843,326
Duke Energy Carolinas 6.00% 1/15/38	389,000	389,065
Duquense Light Holdings 5.50% 8/15/15	1,076,000	1,050,187
Elwood Energy 8.159% 7/5/26	583,352	567,492
#Illinois Power 144A 6.125% 11/15/17	631,000	625,085
ISA Capital do Brasil
7.875% 1/30/12	225,000	232,875
8.80% 1/30/17	100,000	104,500
#ISA Capital do Brasil 144A
7.875% 1/30/12	1,075,000	1,112,625
8.80% 1/30/17	565,000	590,425
Midamerican Energy 5.30% 3/15/18	495,000	495,553
Midamerican Funding 6.75% 3/1/11	20,000	21,623
Midwest Generation 8.30% 7/2/09	260,413	265,621
Mirant Americas Generation 8.30% 5/1/11	540,000	553,500
Mirant North America 7.375% 12/31/13	445,000	451,675
Northern States Power 5.25% 3/1/18	648,000	660,256
NRG Energy 7.375% 2/1/16	3,270,000	3,212,775
Orion Power Holdings 12.00% 5/1/10	598,000	656,305
*Pacific Gas & Electric 5.625% 11/30/17	852,000	876,873
Peco Energy 5.35% 3/1/18	530,000	538,327
Pepco Holdings 6.125% 6/1/17	452,000	462,123
Potomac Electric Power 6.50% 11/15/37	415,000	406,528
#Power Contract Financing 144A 6.256% 2/1/10	94,294	96,770
PSEG Power 5.50% 12/1/15	602,000	598,056
Southwestern Electric Power 5.875% 3/1/18	1,184,000	1,159,597
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	5,016,000	5,022,270
Virginia Electric Power 5.10% 11/30/12	903,000	939,219
#West Penn Power 144A 5.95% 12/15/17	471,000	490,137
		23,674,816
Energy – 1.87%
*Apache 5.25% 4/15/13	321,000	336,467
Canadian Natural Resources 6.70% 7/15/11	390,000	412,189
Chesapeake Energy
6.375% 6/15/15	53,000	51,675
6.625% 1/15/16	1,582,000	1,558,269
Complete Production Service 8.00% 12/15/16	284,000	274,060

Compton Petroleum Finance 7.625% 12/1/13		439,000	422,538
#Connacher Oil & Gas 144A 10.25% 12/15/15		285,000	288,563
EnCana Holdings Finance 5.80% 5/1/14		684,000	723,535
Energy Partners 9.75% 4/15/14		277,000	229,910
Energy Transfer Partners 7.50% 7/1/38		640,000	643,537
Enterprise Products Operating
5.60% 10/15/14		837,000	838,577
6.50% 1/31/19		1,012,000	1,010,644
*•8.375% 8/1/66		475,000	463,025
Geophysique-Veritas
*7.50% 5/15/15		88,000	89,760
7.75% 5/15/17		382,000	389,640
#Helix Energy Solutions Group 144A 9.50% 1/15/16		541,000	543,705
#Hilcorp Energy I 144A
7.75% 11/1/15		324,000	305,370
9.00% 6/1/16		484,000	490,050
#Key Energy Services 144A 8.375% 12/1/14		294,000	294,735
#Lukoil International Finance 144A 6.356% 6/7/17		755,000	701,206
Marathon Oil 5.90% 3/15/18		771,000	776,455
Mariner Energy 8.00% 5/15/17		542,000	520,320
OPTI Canada
7.875% 12/15/14		258,000	253,485
8.25% 12/15/14		79,000	78,605
Petrobras International Finance 5.875% 3/1/18		1,230,000	1,190,081
PetroHawk Energy 9.125% 7/15/13		631,000	651,508
Plains Exploration & Production 7.00% 3/15/17		510,000	492,150
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16		425,000	422,779
5.838% 9/30/27		500,000	456,590
Siberian Oil 10.75% 1/15/09		30,000	31,566
#Stallion Oilfield Services 144A 9.75% 2/1/15		333,000	229,770
Suncor Energy 6.50% 6/15/38		474,000	469,115
TNK-BP Finance 7.875% 3/13/18		1,159,000	1,077,869
TransCanada Pipelines 6.20% 10/15/37		340,000	328,919
Weatherford International 7.00% 3/15/38		540,000	549,908
Whiting Petroleum 7.25% 5/1/13		759,000	751,410
Williams 7.50% 1/15/31		925,000	968,938
XTO Energy 5.30% 6/30/15		375,000	379,845
			19,696,768
Finance Companies – 1.55%
#Capmark Financial Group 144A 6.30% 5/10/17		884,000	530,823
Cardtronics
9.25% 8/15/13		420,000	396,900
#144A 9.25% 8/15/13		35,000	33,075
FTI Consulting 7.625% 6/15/13		1,552,000	1,598,560
General Electric Capital
5.125% 1/28/14	SEK	7,400,000	1,249,702
5.625% 9/15/17	USD	697,000	714,513
•5.77% 2/2/11	NOK	7,500,000	1,457,804
5.875% 1/14/38	USD	2,430,000	2,350,225
General Electric Capital UK Funding 4.625% 1/18/16	GBP	509,000	931,884
•HSBC Financial 4.216% 4/24/10	CAD	694,000	655,091
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	USD	660,000	590,666
International Lease Finance
5.35% 3/1/12		818,000	806,198
5.875% 5/1/13		460,000	456,774
6.375% 3/25/13		1,555,000	1,555,437
John Deere Capital 5.35% 4/3/18		960,000	960,000
Leucadia National 8.125% 9/15/15		312,000	315,120
#Nuveen Investments 144A 10.50% 11/15/15		657,000	566,663
Washington Mutual
*5.25% 9/15/17		550,000	415,969
5.50% 8/24/11		585,000	503,473

•#Xstrata Finance 144A 3.42% 11/13/09		330,000	320,998
			16,409,875
Industrials – 0.05%
Trimas 9.875% 6/15/12		582,000	509,250
			509,250
Insurance – 0.89%
American International Group 5.85% 1/16/18		1,033,000	1,015,589
Berkshire Hathaway Finance 4.85% 1/15/15		691,000	721,247
#Max USA Holdings 144A 7.20% 4/14/17		775,000	815,106
#Metropolitan Life Global Funding I 144A 4.25% 7/30/09		450,000	454,747
Montpelier Re Holdings 6.125% 8/15/13		205,000	207,653
w•#Twin Reefs Pass Through Trust 144A 4.058% 12/31/49		600,000	60,750
UnitedHealth Group
5.50% 11/15/12		1,576,000	1,601,227
6.875% 2/15/38		977,000	936,349
Unitrin 6.00% 5/15/17		821,000	821,371
Unum Group 5.859% 5/15/09		320,000	329,601
WellPoint
5.00% 1/15/11		1,111,000	1,122,068
5.00% 12/15/14		878,000	827,067
•#White Mountains Re Group 144A 7.506% 5/29/49		625,000	484,301
			9,397,076
Natural Gas – 0.82%
AmeriGas Partners 7.125% 5/20/16		505,000	497,425
CenterPoint Energy Resource 6.125% 11/1/17		505,000	516,717
Dynergy Holdings 7.75% 6/1/19		1,911,000	1,796,341
El Paso
*6.875% 6/15/14		428,000	438,604
7.00% 6/15/17		372,000	384,465
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		337,000	346,247
Ferrellgas Finance Escrow 6.75% 5/1/14		793,000	777,140
Inergy Finance
6.875% 12/15/14		281,000	275,380
8.25% 3/1/16		82,000	84,255
Kinder Morgan Energy Partners 5.125% 11/15/14		516,000	507,735
*Kinder Morgan Finance 5.35% 1/5/11		620,000	618,450
Regency Energy Partners 8.375% 12/15/13		453,000	464,325
Transocean 6.00% 3/15/18		724,000	746,115
Valero Energy
6.125% 6/15/17		714,000	722,303
6.625% 6/15/37		553,000	530,250
			8,705,752
Real Estate – 0.36%
Host Hotels & Resorts 7.125% 11/1/13		2,087,000	2,055,695
iStar Financial
5.15% 3/1/12		393,000	291,061
5.875% 3/15/16		653,000	457,761
Regency Centers 5.875% 6/15/17		550,000	504,591
•#USB Realty 144A 6.091% 12/22/49		800,000	520,432
			3,829,540
Technology – 0.51%
Freescale Semiconductor 8.875% 12/15/14		231,000	181,913
Hewlett-Packard 5.50% 3/1/18		754,000	773,957
International Business Machines 4.00% 11/11/11	EUR	1,000,000	1,549,795
Sungard Data Systems
*9.125% 8/15/13	USD	488,000	495,320
10.25% 8/15/15		1,025,000	1,035,250
Xerox 5.50% 5/15/12		1,298,000	1,310,126
			5,346,361
Transportation – 0.66%

Burlington North Santa Fe
5.65% 5/1/17		915,000	917,851
5.75% 3/15/18		1,377,000	1,383,676
Hertz 8.875% 1/1/14		560,000	533,400
Kansas City Southern de Mexico 9.375% 5/1/12		805,000	835,188
Kansas City Southern Railway 9.50% 10/1/08		263,000	267,931
‡Northwest Airlines 10.00% 2/1/09		145,000	3,806
Red Arrow International Leasing 8.375% 3/31/12	RUB	59,787,974	2,542,844
Seabulk International 9.50% 8/15/13	USD	215,000	227,631
Union Pacific 5.375% 5/1/14		285,000	293,715
			7,006,042
Total Corporate Bonds (cost $257,887,031)			253,389,310

Foreign Agencies – 1.90%Δ
Austria – 0.20%
Oesterreichische Kontrollbank 1.80% 3/22/10	JPY	209,000,000	2,138,317
			2,138,317
France – 0.08%
France Telecom 7.75% 3/1/11	USD	770,000	835,489
			835,489
Germany – 1.47%
KFW
1.75% 3/23/10	JPY	108,000,000	1,105,441
3.25% 2/15/11	USD	2,100,000	2,140,289
3.50% 7/4/21	EUR	2,212,000	3,163,002
4.125% 7/4/17	EUR	3,471,000	5,453,451
6.00% 7/15/09	NZD	1,860,000	1,424,109
Rentenbank
1.375% 4/25/13	JPY	109,000,000	1,116,261
3.25% 3/15/13	USD	1,115,000	1,123,475
			15,526,028
Republic of Korea – 0.15%
Korea Development Bank 5.30% 1/17/13		1,500,000	1,538,535
			1,538,535
Total Foreign Agencies (cost $18,063,169)			20,038,369

Municipal Bonds – 1.41%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)		85,000	86,040
Buckeye, Ohio Tobacco Settlement Financing Authority Series A-2 5.875% 6/1/47		1,380,000	1,221,245
§California State 5.00% 2/1/33-14		25,000	27,617
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)		95,000	95,446
Massachusetts Bay Transportation Authority 5.00% 7/1/19		660,000	720,535
Massachusetts Health & Education Facilities Authority Revenue (Harvard) Series A 5.00% 7/15/36		220,000	221,586
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29		25,000	24,518
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)		40,000	40,482
New York Tobacco Settlement Finance Authority Series B 5.00% 6/1/10		2,040,000	2,114,623
North Texas Tollway Authority
5.50% 1/1/18		530,000	564,524
^5.97% 1/1/37 (Assured Gty)		6,610,000	1,320,942
6.00% 1/1/19		265,000	289,293
6.00% 1/1/20		1,320,000	1,430,299
Oregon State Taxable Pension 5.892% 6/1/27		5,000	5,460
Texas Transportation Community Mobility 5.00% 4/1/19		2,080,000	2,249,167
Triborough, New York Bridge & Tunnel Authority Series A
5.00% 11/15/18		1,060,000	1,160,085
5.00% 11/15/19		1,595,000	1,721,659
University of Texas Financing Authority Refunding 5.25% 8/15/18		660,000	734,250
West Virginia Tobacco Settlement Finance Authority 7.467% 6/1/47		865,000	837,977
Total Municipal Bonds (cost $14,835,337)			14,865,748

Non-Agency Asset-Backed Securities – 3.95%
•Bank of America Credit Card Trust Series 2006-A10 A10 2.80% 2/15/12		9,585,000	9,455,747
#Cabela's Master Credit Card Trust Series 2008-1A A1 144A 4.31% 12/16/13		1,220,000	1,223,953

Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11	1,275,000	1,299,234
Series 2008-1 A3A 3.86% 8/15/12	1,000,000	1,000,383
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	900,000	903,194
Caterpillar Financial Asset Trust Series 2007-A A3A 5.34% 6/25/12	325,000	331,192
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 9/25/13	778,074	744,078
•Chase Issuance Trust Series 2007-A11 A11 2.82% 7/16/12	7,562,500	7,399,060
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	1,797,000	1,732,024
•Series 2007-A6 A6 4.367% 7/12/12	10,500,000	10,279,748
CNH Equipment Trust Series 2007-B A3A 5.40% 10/17/11	470,000	478,351
•Countrywide Asset-Backed Certificates Series 2006-S7 A3 5.712% 11/25/35	1,165,000	814,590
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	1,800,000	1,797,102
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	1,715,000	1,540,483
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	180,000	161,213
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12	325,000	329,127
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	181,577	159,023
•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 2.76% 3/25/37	130,000	112,049
Mid-State Trust
Series 11 A1 4.864% 7/15/38	16,802	16,435
Series 2005-1 A 5.745% 1/15/40	191,369	181,920
#Series 2006-1 A 144A 5.787% 10/15/40	231,204	227,340
•Residential Asset Securities Series 2006-KS3 AI3 2.77% 4/25/36	105,000	96,931
RSB Bondco Series 2007-A A2 5.72% 4/1/18	555,000	578,567
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	40,588	34,376
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	880,000	875,736
Total Non-Agency Asset--Backed Securities (cost $42,879,365)		41,771,856

Non-Agency Collateralized Mortgage Obligations – 6.30%
•Adjustable Rate Mortgage Trust Series 2005-10 3A11 5.415% 1/25/36	1,045,951	893,732
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	1,022,336	965,469
Series 2004-2 1A1 6.00% 3/25/34	2,632	2,486
Series 2004-10 1CB1 6.00% 11/25/34	71,953	67,951
Series 2004-11 1CB1 6.00% 12/25/34	4,401	4,113
Series 2005-3 2A1 5.50% 2/25/20	624,497	620,203
Series 2005-3 2A1 5.50% 4/25/20	86,290	87,476
Series 2005-5 2CB1 6.00% 6/25/35	160,551	162,357
Series 2005-6 7A1 5.50% 7/25/20	311,025	311,997
Series 2005-9 5A1 5.50% 10/25/20	431,346	437,277
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36	1,209,662	1,211,552
Series 2006-5 2A10 5.75% 9/25/36	1,850,000	1,780,267
Bank of America Mortgage Securities
•Series 2003-D 1A2 6.253% 5/25/33	47	47
Series 2005-9 2A1 4.75% 10/25/20	697,425	693,721
•Series 2005-A 1A1 6.288% 2/25/35	47,640	46,687
•Series 2005-I 4A1 5.27% 10/25/35	33,758	30,381
•Bear Stearns Adjustable Rate Mortgage Trust Series 2007-3 1A1 5.475% 5/25/47	1,536,005	1,446,566
Bear Stearns Asset-Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	275,229	223,687
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	568,669	551,055
Citicorp Mortgage Securities Series 2006-3 1A4 6.00% 6/25/36	1,380,000	1,261,015
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6 5.083% 8/25/34	1,732,964	1,572,225
Series 2007-AR5 1AB 5.613% 4/25/37	757,730	603,095
Series 2007-AR8 1A3A 6.052% 8/25/37	1,332,585	1,235,173
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	944,116	934,084
•Series 2004-J7 1A2 4.673% 8/25/34	8,469	8,318
•Series 2005-63 3A1 5.891% 11/25/35	363,574	249,800
Series 2006-2CB A3 5.50% 3/25/36	236,226	226,136

wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 4.117% 5/25/33	672	660
•Series 2004-12 1M 5.059% 8/25/34	196,853	131,508
•Series 2004-HYB4 M 4.805% 9/20/34	419,203	400,307
Series 2005-23 A1 5.50% 11/25/35	2,610,803	2,596,117
•Series 2005-HYB8 4A1 5.872%12/20/35	29,441	20,768
Series 2006-1 A2 6.00% 3/25/36	652,848	650,808
Series 2006-1 A3 6.00% 3/25/36	159,416	157,723
Series 2006-17 A5 6.00% 12/25/36	525,907	527,930
•Series 2006-HYB3 3A1A 6.094% 5/20/36	396,402	308,032
•Series 2006-HYB4 1A2 5.63% 6/20/36	31,995	26,483
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	93,681	88,880
Series 2004-1 3A1 7.00% 2/25/34	45,267	47,135
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	1,845	1,872
•Series 2004-AR5 4A1 5.70% 10/25/34	53,708	49,208
•Series 2007-AR2 1A1 5.854% 8/25/37	1,370,103	1,351,264
•Series 2007-AR3 2A2 6.31% 11/25/37	2,975,654	2,770,990
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.182% 5/25/35	1,764,335	1,573,358
#GSMPS Mortgage Loan Trust 144A
Series 2005-RP1 1A3 8.00% 1/25/35	268,436	298,853
Series 2005-RP1 1A4 8.50% 1/25/35	213,897	244,410
Series 2006-RP1 1A2 7.50% 1/25/36	340,063	366,495
GSR Mortgage Loan Trust
Series 2006-1F 5A2 6.00% 2/25/36	211,976	212,903
•Series 2006-AR1 3A1 5.377% 1/25/36	579,422	539,199
•Indymac Index Mortgage Loan Trust Series 2005-AR25 1A21 5.843% 12/25/35	67,981	48,085
•JPMorgan Mortgage Trust
Series 2004-A6 1A2 4.853% 12/25/34	1,013,197	972,763
Series 2005-A1 4A1 4.777% 2/25/35	51,121	46,635
Series 2005-A4 1A1 5.40% 7/25/35	342,397	307,101
Series 2005-A6 1A2 5.134% 9/25/35	1,060,000	929,630
Series 2005-A8 2A1 4.948% 11/25/35	2,519,953	2,448,195
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	225,429	221,926
Series 2006-1 3A3 5.50% 2/25/36	22,963	22,822
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 6.796% 12/25/33	2,177	2,261
Series 2005-6 7A1 5.335% 6/25/35	224,610	201,726
Series 2006-2 4A1 4.988% 2/25/36	52,643	48,328
MASTR Alternative Loans Trust Series 2003-9 1A1 5.50% 12/25/18	47,480	47,629
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	418,969	465,372
Series 2005-2 1A4 8.00% 5/25/35	248,303	261,433
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	190,274	168,511
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	8,878	7,940
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	43,515	44,729
Series 2004-SL4 A3 6.50% 7/25/32	158,983	148,740
Series 2005-SL1 A2 6.00% 5/25/32	99,451	98,891
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.038% 9/25/36	517,407	486,645
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	57,985	52,310
Series 2005-22 4A2 5.374% 12/25/35	21,166	18,413
Series 2006-5 5A4 5.537% 6/25/36	30,606	26,464
Structured Asset Securities
•Series 2002-22H 1A 6.941% 11/25/32	1,373	1,337
Series 2004-5H A2 4.43% 12/25/33	61,401	61,326
Series 2004-12H 1A 6.00% 5/25/34	400,314	408,196
wWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35	177,563	180,504
Series 2005-9 3CB 5.50% 10/25/20	245,520	248,895
Series 2006-5 2CB3 6.00% 7/25/36	617,962	604,937

wWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34		299,829	293,645
Series 2004-CB3 4A 6.00% 10/25/19		86,532	88,479
•Series 2006-AR8 2A3 6.131% 8/25/36		17,431	15,887
•Series 2006-AR10 1A1 5.937% 9/25/36		508,979	488,411
•Series 2006-AR14 1A4 5.647% 11/25/36		174,645	165,622
•Series 2006-AR14 2A1 5.76% 11/25/36		3,160,594	2,914,730
•Series 2007-HY1 1A1 5.714% 2/25/37		981,709	930,355
•Series 2007-HY2 3A1 5.939% 9/25/36		52,632	49,446
•Series 2007-HY3 4A1 5.348% 3/25/37		2,625,503	2,478,146
•Series 2007-HY6 2A2 5.284% 6/25/37		1,414,075	1,285,147
Wells Fargo Mortgage-Backed Securities Trust
•Series 2004-E A2 4.50% 5/25/34		40,202	39,957
•Series 2004-EE 2A1 3.989% 12/25/34		526,341	493,339
•Series 2004-O A1 4.886% 8/25/34		4,092,026	3,726,129
•Series 2004-T A1 6.151% 9/25/34		56,227	56,225
Series 2005-12 1A7 5.50% 11/25/35		457,101	449,958
Series 2005-17 1A2 5.50% 1/25/36		373,308	367,475
Series 2005-18 1A1 5.50% 1/25/36		53,664	52,826
•Series 2005-AR16 6A4 5.00% 10/25/35		1,666,769	1,572,543
Series 2006-1 A3 5.00% 3/25/21		778,985	757,320
Series 2006-2 3A1 5.75% 3/25/36		472,913	446,515
Series 2006-3 A11 5.50% 3/25/36		2,555,000	2,260,348
Series 2006-4 2A3 5.75% 4/25/36		242,745	248,411
•Series 2006-AR5 2A1 5.537% 4/25/36		462,074	441,984
•Series 2006-AR6 7A1 5.111% 3/25/36		3,524,040	3,134,260
•Series 2006-AR10 5A1 5.597% 7/25/36		910,084	869,800
•Series 2006-AR11 A7 5.517% 8/25/36		2,253,772	2,026,066
•Series 2006-AR12 1A2 6.023% 9/25/36		321,889	313,688
•Series 2006-AR14 2A4 6.09% 10/25/36		350,439	341,599
•Series 2006-AR18 2A2 5.717% 11/25/36		1,044,739	1,014,484
•Series 2006-AR19 A1 5.643% 12/25/36		1,265,157	1,136,293
Series 2007-8 2A6 6.00% 7/25/37		310,000	290,010
Series 2007-13 A7 6.00% 9/25/37		1,206,481	1,193,662
Total Non-Agency Collateralized Mortgage Obligations (cost $70,041,122)			66,516,277

Regional Agencies – 0.63%Δ
Australia – 0.63%
New South Wales Treasury 6.00% 5/1/12	AUD	3,126,000	2,770,218
*Queensland Treasury 6.00% 8/14/13	AUD	4,370,000	3,864,245
Total Regional Agencies (cost $6,300,326)			6,634,463

Regional Authorities – 0.50%Δ
Canada – 0.50%
Ontario Province
1.875% 1/25/10	JPY	59,000,000	603,853
*2.75% 2/22/11	USD	3,450,000	3,454,609
Quebec Province 4.50% 12/1/17	CAD	1,255,000	1,246,491
Total Regional Authorities (cost $5,199,566)			5,304,953

«Senior Secured Loans – 1.08%
ALLTEL 5.568% 12/31/14	USD	254,363	230,516
Community Health Systems
5.335% 7/2/14		857,424	793,040
5.335% 8/25/14		43,852	40,559
Cricket Communications 4.921% 6/16/13		124,053	117,625
Energy Futures Holdings 8.39% 10/10/14		947,625	861,836
Ford Motor 5.80% 11/29/13		2,458,586	2,024,140
Freescale Semiconductor 4.459% 12/1/13		358,502	303,931
General Motors 5.059% 11/17/13		548,615	482,918
Georgia Pacific Term Tranche Loan B 4.727% 12/20/12		449,427	418,716

Goodyear Tire & Rubber 2nd Lien 6.43% 4/30/14		390,000	351,585
Healthsouth Term Loan B 5.216% 3/10/13		503,738	466,587
Idearc 4.696% 11/1/14		619,928	498,965
Jarden 4.463% 1/24/12		348,077	325,526
MacDermid Term Loan B 4.696% 4/12/14		201,199	173,031
NE Energy
5.04% 11/1/13		157,234	130,898
5.196% 11/1/13		19,316	15,863
Northwest Airlines 4.718% 8/21/13		225,000	184,641
Talecris Biotherapeutics 2nd Lien 9.568% 12/6/14		705,000	572,813
Windstream Term Loan B 4.216% 7/17/13		3,558,113	3,431,354
Total Senior Secured Loans (cost $12,187,747)			11,424,544

Sovereign Agencies – 0.17% Δ
Canada – 0.07%
Export Development Canada 2.625% 3/15/11		750,000	757,744
			757,744
Norway – 0.10%
Kommunalbanken 4.25% 10/24/11	NOK	5,340,000	1,026,999
			1,026,999
Total Sovereign Agencies (cost $1,604,022)			1,784,743

Sovereign Debt – 15.78% Δ
Argentina – 0.32%
*Republic of Argentina 8.28% 12/31/33	USD	4,130,755	3,397,546
			3,397,546
Austria – 0.58%
Republic of Austria 5.25% 1/4/11	EUR	1,276,000	2,095,843
#Republic of Austria 144A 4.00% 9/15/16	EUR	2,567,000	4,047,209
			6,143,052
Brazil – 1.76%
Federal Republic of Brazi
10.25% 1/10/28	BRL	1,665,000	886,294
*11.00% 8/17/40	USD	13,244,000	17,750,271
			18,636,565
Canada – 0.34%
Canadian Government
3.75% 6/1/12	CAD	2,728,000	2,745,274
4.00% 6/1/17	CAD	809,000	823,620
			3,568,894
Colombia – 0.61%
Republic of Colombia
*7.375% 1/27/17	USD	1,895,000	2,100,608
8.25% 12/22/14	USD	1,119,000	1,303,635
12.00% 10/22/15	COP	5,317,000,00	3,051,571
			6,455,814
Finland – 0.02%
Republic of Finland 4.75% 2/21/12	NOK	1,110,000	218,218
			218,218
France – 0.46%
France Government O.A.T.
4.00% 10/25/38	EUR	1,705,000	2,405,093
4.00% 4/25/55	EUR	1,753,000	2,442,529
			4,847,622
Germany – 2.46%
Bundesobligation 4.25% 10/12/12	EUR	8,733,900	14,153,275
Deutschland Republic
4.00% 1/4/18	EUR	3,055,200	4,862,050
4.25% 7/4/17	EUR	1,989,000	3,227,668
6.25% 1/4/24	EUR	1,952,000	3,726,235
			25,969,228
Indonesia – 1.01%

Republic of Indonesia
8.50% 10/12/35	USD	3,180,000	3,613,345
10.00% 9/17/24	IDR	4,500,000,000	416,408
10.25% 7/15/22	IDR	9,720,000,000	930,057
10.25% 7/15/27	IDR	21,709,000,000	2,024,573
11.00% 12/15/12	IDR	33,113,000,000	3,676,712
			10,661,095
Japan – 1.37%
Japan Government
5 yr Bond 1.10% 12/20/12	JPY	46,400,000	473,472
5 yr Bond 1.50% 6/20/11	JPY	610,200,000	6,280,880
10 yr Bond 1.70% 3/20/17	JPY	18,000,000	188,910
20 yr Bond 2.30% 6/20/26	JPY	588,900,000	6,163,360
30 yr Bond 2.40% 3/20/37	JPY	134,100,000	1,352,036
			14,458,658
Malaysia – 0.51%
Malaysian Government
3.718% 6/15/12	MYR	4,476,000	1,412,973
3.756% 4/28/11	MYR	5,843,000	1,843,788
3.814% 2/15/17	MYR	450,000	140,740
3.833% 9/28/11	MYR	3,600,000	1,139,808
7.00% 3/15/09	MYR	2,557,000	826,274
			5,363,583
Mexico – 1.87%
Mexican Government
6.05% 1/11/40	USD	2,320,000	2,325,800
7.25% 12/15/16	MXN	51,761,000	4,816,436
8.00% 12/17/15	MXN	43,829,000	4,258,527
9.00% 12/20/12	MXN	4,130,600	413,545
10.00% 12/5/24	MXN	8,420,000	976,380
10.00% 11/20/36	MXN	23,518,000	2,830,557
*Mexican Government International Bond 5.625% 1/15/17		3,930,000	4,140,255
			19,761,500
Norway – 0.33%
Norwegian Government 6.50% 5/15/13	NOK	16,065,000	3,462,595
			3,462,595
Philippines – 0.46%
*Philippines Government 6.375% 1/15/32	USD	5,047,000	4,895,590
			4,895,590
Poland – 0.49%
Poland Government
4.75% 4/25/12	PLN	7,272,000	3,103,024
5.25% 10/25/17	PLN	2,169,000	926,356
6.25% 10/24/15	PLN	2,557,000	1,162,895
			5,192,275
Republic of Korea – 0.13%
Government of South Korea 4.25% 12/7/21	EUR	969,000	1,337,987
			1,337,987
Russia – 0.83%
Russia Government 7.50% 3/31/30	USD	7,603,660	8,768,419
			8,768,419
Turkey – 0.58%
Republic of Turkey 7.25% 3/5/38	USD	6,430,000	6,124,575
			6,124,575
Ukraine – 0.06%
#Ukraine Government 144A 6.75% 11/14/17	USD	662,000	653,063
			653,063
United Arabic Emirates – 0.23%
#Emirate of Abu Dhabi 144A 5.50% 8/2/12	USD	2,200,000	2,375,914
			2,375,914
United Kingdom – 1.36%
#CS International for City of Kyiv Ukraine 144A 8.25% 11/26/12	USD	397,000	403,154

U.K. Treasury
4.25% 3/7/11	GBP	885,000	1,774,300
4.75% 9/7/15	GBP	629,000	1,298,477
5.00% 3/7/12	GBP	3,816,700	7,882,917
5.00% 3/7/18	GBP	481,300	1,005,232
5.25% 6/7/12	GBP	369,000	769,056
9.00% 7/12/11	GBP	546,000	1,251,632
			14,384,768
Total Sovereign Debt (cost $159,416,958)			166,676,961

Supranational Banks – 2.91%
Asia Development Bank
0.50% 10/9/12	AUD	768,000	523,877
4.75% 6/15/17	CAD	1,203,000	1,228,783
European Bank for Reconstruction & Development 12.50% 3/23/09	ISK	165,200,000	2,172,585
European Investment Bank
1.40% 6/20/17	JPY	277,300,000	2,827,283
*2.875% 3/15/13	USD	1,800,000	1,785,366
*3.25% 2/15/11	USD	1,080,000	1,104,632
4.25% 12/7/10	GBP	835,000	1,645,215
4.75% 10/15/17	EUR	1,582,000	2,598,638
6.00% 7/15/09	NZD	1,471,000	1,126,271
11.25% 2/14/13	BRL	5,000,000	2,861,812
Inter-American Development Bank
7.25% 5/24/12	NZD	4,831,000	3,760,647
9.00% 8/6/10	BRL	1,620,000	890,009
13.00% 6/20/08	ISK	245,200,000	3,241,281
International Bank for Reconstruction & Development 5.75% 6/25/10	RUB	26,700,000	1,120,381
Nordic Investment Bank
1.70% 4/27/17	JPY	170,000,000	1,775,784
4.625% 7/30/10	NOK	10,910,000	2,101,878
Total Supranational Banks (cost $29,533,082)			30,764,442

U.S. Treasury Obligations – 0.14%
¥U.S. Treasury Bonds 5.00% 5/15/37	USD	250,000	279,746
U.S. Treasury Inflation Index Notes
*3.00% 7/15/12		393,216	440,832
3.875% 1/15/09		353,889	366,801
U.S. Treasury Notes 3.50% 2/15/18		445,000	447,712
Total U.S. Treasury Obligations (cost $1,491,510)			1,535,091

		Number of
		Shares
Common Stock – 0.04%
†Century Communications		2,500,000	1,625
†Mirant		116	4,221
†Northwest Airlines		527	4,740
=@†PPort Townsend		685	427,441
†Time Warner Cable Class A		7	175
Total Common Stock (cost $527,476)			438,202

Convertible Preferred Stock – 0.19%
•Citigroup Funding 5.063% exercise price $29.50, expiration date 9/27/08		32,000	738,560
General Motors 5.25% exercise price $64.90, expiration date 3/6/32		13,275	215,453
New York Community Capital Trust V 6.00% exercise price $20.04, expiration date 11/1/51		22,000	1,045,000
Total Convertible Preferred Stock (cost $2,283,506)			1,999,013

Preferred Stock – 0.01%
†=@PPort Townsend		137	135,630
Total Preferred Stock (cost $135,630)			135,630

Warrant – 0.00%
Chemicals – 0.00%
†=@PPort Townsend		137	3,288
Total Warrant (cost $3,288)			3,288

		Principal
		Amount°
Repurchase Agreement** – 12.36%
BNP Paribas 1.55%, dated 3/31/08, to be
repurchased on 4/1/08, repurchase price $130,551,621
(collateralized by U.S. Government obligations,
ranging in par value $7,398,000-$103,966,000,
4.125%-6.50%, 8/15/08-2/15/10; with total
market value $133,306,780)	USD	130,546,000	130,546,000
Total Repurchase Agreement (cost $130,546,000)			130,546,000

Total Value of Securities Before Securities Lending Collateral – 104.71%
(cost $1,097,784,265)			1,105,855,682

		Number of
		Shares
Securities Lending Collateral*** – 15.31%
Investment Companies
Mellon GSL DBT II Collateral Fund		161,721,256	161,721,256
Total Securities Lending Collateral (cost $161,721,256)			161,721,256

Total Value of Securities – 120.02%
(cost $1,259,505,521)			1,267,576,938 ©
Obligation to Return Securities Lending Collateral*** – (15.31%)			(161,721,256)
Liabilities Net of Receivables and Other Assets (See Notes) – (4.71%)			(49,714,101)
Net Assets Applicable to 106,444,810 Shares Outstanding – 100.00%			$1,056,141,581

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
COP – Colombian Peso
CZK – Czech Koruna
EUR – European Monetary Unit
GBP – British Pound Sterling
HUF – Hungarian Forint
IDR – Indonesia Rupiah
ISK – Iceland Krona
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
SKK – Slovak Koruna
TRY – Turkish Lira
TWD – Taiwan Dollar
USD – United States Dollar

•Variable rate security. The rate shown is the rate as of March 31, 2008.
*Fully or partially on loan.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
¥Fully or partially pledged as collateral for financial futures contracts.
^Zero coupon security. The rate shown is the yield at the time of purchase.

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2008, the aggregate amount of Rule 144A securities was $52,552,929, which represented 4.98% of the Series’ net assets. See Note 8 in "Notes."
†Non-income producing security for the period ended March 31, 2008.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2008 the aggregate amount of fair valued securities was $756,241, which represented 0.07% of the Series’ net assets. See Note 1 in "Notes."
‡Non-income producing security. Security is currently in default.
PRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At March 31, 2008, the aggregate amount of the restricted security was $756,241 or 0.07% of the Series’ net assets. See Note 8 in “Notes.”
@Illiquid security. At March 31, 2008, the aggregate amount of illiquid securities was $756,241, which represented 0.07% of the Series’ net assets. See Note 8 in “Notes.”
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
ΔSecurities have been classified by country of origin.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
**See Note 1 in "Notes."
***See Note 6 in "Notes."
©Includes $171,494,408 of securities loaned.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
Assured Gty – Assured Guaranty
CPN – Interest Coupon Only
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
O.A.T. – Obligation Assimilable au Tresor (Treasury Security)
PIK – Pay-in-Kind
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts, written options and swap contracts were outstanding at March 31, 2008:

Foreign Currency Exchange Contracts[1]

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	2,025,324	NZD	(2,313,305)	4/30/08	$ 33,569
AUD	453,464	NZD	(517,942)	4/30/08	7,516
AUD	(14,470,317)	USD	13,251,404	4/30/08	74,892
BRL	13,823,122	USD	(7,937,480)	4/30/08	(67,789)
BRL	5,861,210	USD	(3,369,480)	4/30/08	(32,613)
BRL	(1,962,333)	USD	1,119,733	5/30/08	2,551
CAD	1,494,222	EUR	(930,400)	4/30/08	(12,002)
CAD	1,051,633	GBP	(534,784)	4/30/08	(35,048)
CAD	(4,653,386)	USD	4,677,877	4/30/08	146,829
CLP	521,550,000	USD	(1,159,000)	4/30/08	34,273
COP	2,134,878,000	USD	(1,159,000)	4/30/08	7,249
COP	(2,570,890,000)	USD	1,374,807	5/30/08	(29,627)
EUR	802,960	JPY	(124,346,398)	5/30/08	12,716
EUR	4,654,598	NOK	(37,702,709)	5/30/08	(37,094)

EUR	1,380,702	NZD	(2,695,683)	5/30/08	74,297
EUR	1,451,116	PLN	(5,136,298)	5/30/08	(11,295)
EUR	1,750,443	SEK	(16,497,929)	5/30/08	(10,982)
EUR	(8,099,909)	USD	12,487,357	4/30/08	(283,587)
GBP	(1,174,995)	USD	2,334,833	5/30/08	13,974
GBP	(4,172,931)	USD	8,273,042	5/30/08	30,638
IDR	(13,930,692,000)	USD	4,728,306	5/30/08	(43,865)
JPY	515,110,708	EUR	(3,312,396)	4/30/08	(47,564)
JPY	(548,436,716)	USD	5,483,161	4/30/08	(26,662)
JPY	2,990,142,243	USD	(29,925,324)	4/30/08	114,884
JPY	151,848,060	USD	(1,518,177)	4/30/08	7,352
KRW	(229,403,340)	USD	231,300	4/30/08	(503)
MXN	(12,459,250)	USD	1,159,000	4/30/08	(7,023)
MXN	(4,998,866)	USD	464,040	5/30/08	(1,997)
MXN	(151,653,401)	USD	14,066,501	5/30/08	(71,896)
MYR	(2,055,649)	USD	639,955	5/30/08	(2,174)
NOK	17,403,928	USD	(3,335,371)	5/30/08	64,033
NZD	(1,831,296)	USD	1,468,150	4/30/08	34,759
NZD	(3,192,211)	USD	2,569,730	4/30/08	71,124
NZD	(3,193,339)	USD	2,570,159	4/30/08	70,670
NZD	(3,749,640)	USD	3,025,426	4/30/08	90,509
PLN	4,155,050	HUF	(302,721,424)	4/30/08	37,472
PLN	4,256,594	USD	(1,886,788)	5/30/08	15,643
RUB	27,285,758	USD	(1,159,000)	4/30/08	(1,374)
SEK	27,520,138	EUR	(2,921,815)	4/30/08	16,453
SEK	(2,675,106)	USD	442,793	4/30/08	(6,608)
SEK	372,900	USD	(57,060)	4/30/08	5,585
SKK	14,404,602	CZK	(11,241,300)	4/30/08	(4,222)
TRY	610,354	USD	(462,600)	4/30/08	(10,381)
TWD	6,962,130	USD	(231,300)	4/30/08	(2,185)
					$220,497

Futures Contracts[2]
				Unrealized
Contracts	Notional	Notional		Appreciation
to Buy	Cost	Value	Expiration Date	(Depreciation)
74 Canadian 10 yr Bond	$8,699,318	$8,634,896	6/19/08	$(64,422)
64 Euro Bond	11,374,766	11,715,279	6/6/08	340,513
3 Japanese 10 yr Bond	4,057,014	4,227,012	6/11/08	169,998
60 Long Gilt Bond	12,918,844	13,253,159	6/26/08	334,315
598 U.S. Treasury 5 yr Notes	68,293,366	68,312,156	6/30/08	18,790
	$105,343,308	$106,142,502		$799,194

Written Options[3]
					Unrealized
Number of	Notional	Exercise			Appreciation
Contracts	Value	Price	Expiration Date	Description	(Depreciation)
(363)	$36,300,000	$114.00	4/25/08	U.S. Treasury
				10 yr Future	$160,363
(282)	28,200,000	116.00	4/25/08	U.S. Treasury
				10 yr Future	47,671
(64)	6,400,000	118.00	4/25/08	U.S. Treasury
				10 yr Future	(31,181)
(382)	38,200,000	121.50	5/23/08	U.S. Treasury
				10 yr Future	28,953
(122)	12,200,000	121.50	4/25/08	U.S. Treasury
				10 yr Future	62,561
(309)	30,900,000	120.50	4/25/08	U.S. Treasury
				10 yr Future	139,142
	$152,200,000				$407,509

Swap Contracts[4] Credit Default Swap Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Best Buy
5 yr CDS	$1,100,000	0.60%	9/20/12	$38,752
10 yr CDS	550,000	0.98%	9/20/17	27,630
Kraft Food 10 yr CDS	2,075,000	0.77%	12/20/17	82,203
JPMorgan Chase Bank
CDX EM 8.1 yr CDS	2,467,000	1.75%	12/20/12	89,354
Embarq 7 yr CDS	985,000	0.77%	9/20/14	119,106
iStar Financal 5 yr CDS	605,000	4.30%	3/20/13	89,536
Merrill Lynch 5 yr CDS	600,000	0.58%	12/20/12	51,096
Lehman Brothers
Autozone 7 yr CDS	850,000	0.445%	6/20/14	33,149
Avon Products 7 yr CDS	850,000	0.245%	6/20/14	15,203
Capmark Financial 5 yr CDS	470,000	1.65%	9/20/12	172,861
CDX Emerging Markets 8.1	2,467,000	1.75%	12/20/12	86,887
Gannet 7 yr CDS	737,000	0.88%	9/20/14	58,455
Home Depot 5 yr CDS	2,100,000	0.50%	9/20/12	100,665
McDonald’s 7 yr CDS	850,000	0.18%	6/20/14	11,186
New York Times 7 yr CDS	737,000	0.75%	9/20/14	80,945
Newell Rubber 7 yr CDS	850,000	0.385%	6/20/14	23,059
Sara Lee 7 yr CDS	737,000	0.60%	9/20/14	8,488
Target 5 yr CDS	1,125,000	0.57%	12/20/12	26,374
TJX Companies 7 yr CDS	850,000	0.61%	6/20/14	7,109
Washington Mutual
4 yr CDS	751,800	0.85%	9/20/11	105,651
10 yr CDS	545,000	3.15%	12/20/17	27,648
	$22,301,800			$1,255,357

Protection Sold:
Lehman Brothers
Best Buy 5 yr CDS	$550,000	0.61%	9/20/12	$(19,296)
Best Buy 10 yr CDS	275,000	0.99%	9/20/17	(13,615)
Total	$825,000			$(32,911)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts, written options, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in ”Notes.”
2See Note 4 in ”Notes.”
3See Note 5 in ”Notes.”
4See Note 6 in ”Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Diversified Income Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares dividends daily from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$1,259,860,800
Aggregate unrealized appreciation	26,601,792
Aggregate unrealized depreciation	(18,885,654)
Net unrealized appreciation	$7,716,138

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$237,958,090	$-
Level 2	1,000,044,783	2,649,646
Level 3	29,574,065	-
Total	$1,267,576,938	$2,649,646

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/2007	$31,878,794
Net realized gain (loss)	1,288,108
Net change in unrealized
appreciation/depreciation	(2,811,181)
Net purchases, sales and settlements	(550,452)
Net transfers in and/or out of Level 3	(231,204)
Balance as of 3/31/08	$29,574,065

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/08	$(1,316,630)

3. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Options Written
During the period ended March 31, 2008, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

	Number of contracts	Premiums
Options outstanding at December 31, 2007	-	$-
Options written	2,487	1,696,981
Options expired	(600)	(476,427)
Options terminated in closing purchase transactions	(365)	(151,076)
Options outstanding at March 31, 2008	1,522	$1,069,478

6. Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended March 31, 2007, the Series entered into CDS contracts as a purchaser of protection and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Series had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Series enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

7. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net allocations to the security lending agent and the borrower.

At March 31, 2008, the market value of the securities on loan was $171,494,408, for which the Series received collateral, comprised of non-cash collateral valued at $14,570,005, and cash collateral of $161,721,256. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

8. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Emerging Markets Series

March 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 89.80%Δ
Argentina – 3.13%
*Cresud ADR	425,719	$6,607,159
†Empresa Distribuidora y Comercializadora Norte ADR	149,800	2,939,076
*†#Grupo Clarin Class B 144A GDR	209,100	2,770,575
*†Grupo Financiero Galicia ADR	214,200	1,418,004
IRSA Inversiones y Representaciones GDR	181,000	2,543,050
*†Petrobras Energia Participaciones ADR	202,200	2,294,970
		18,572,834
Australia – 0.31%
*†Alara Uranium	119,472	13,103
=†Gindalbie Metals	529,779	343,776
*=†Strike Resources	658,604	1,462,693
		1,819,572
Brazil – 10.60%
AES Tiete	89,909,000	3,477,607
Centrais Eletricas Brasileiras	1,216,923	18,456,492
*Cia Vale do Rio Doce ADR	78,502	2,288,333
†CSU Cardsystem	309,600	844,284
Energias do Brasil	693,700	10,264,311
Petroleo Brasileiro ADR	242,000	20,494,981
*†Tim Participacoes ADR	72,000	2,324,880
†Triunfo Participacoes e Investimentos	78,700	255,389
*Votorantim Celulose e Papel ADR	158,600	4,521,686
		62,927,963
China – 9.59%■
*†51job ADR	67,300	1,093,625
*†Baidu.com ADR	10,900	2,611,967
China Mobile	215,200	3,201,521
China Mobile ADR	11,100	832,611
*China Netcom Group ADR	120,500	6,987,795
†China New Town Development	648,000	131,837
*China Petroleum & Chemical ADR	33,800	2,906,124
China Telecom	6,918,000	4,337,165
China Unicom	3,327,021	7,001,240
*China Unicom ADR	163,100	3,469,137
*†China Water Affairs Group	984,866	328,970
CNPC	3,456,900	1,585,479
First Pacific	2,682,000	1,767,591
Fountain Set Holdings	1,987,200	314,016
*New World China Land	394,800	250,559
PetroChina	2,128,000	2,657,317
*PetroChina ADR	74,400	9,323,063
Road King Infrastructure	168,300	189,190
Sinotrans	4,379,000	1,265,794
*†Spreadtrum Communications ADR	138,300	1,203,210
Texwinca Holdings	2,414,000	1,733,623
†Tom Group	26,542,000	1,653,792
TravelSky Technology Class H	2,806,700	2,087,758
		56,933,384
Colombia – 0.36%
†#Almacenes Exito 144A GDR	274,500	2,142,829
		2,142,829
Hungary – 0.60%
Magyar Telekom Telecommunications	153,292	751,027
*OTP Bank	69,034	2,821,981
		3,573,008
India – 1.17%
Icici Bank ADR	41,300	1,577,247
#Reliance Industries 144A GDR	43,696	4,937,648

*†Sify ADR	102,500	457,150
		6,972,045
Indonesia – 2.00%
Aneka Tambang	7,313,000	2,661,522
Bank Mandiri Persero	8,775,720	3,003,192
Gudang Garam	4,205,727	3,495,364
Tambang Batubara Bukit Asam	1,835,275	2,003,812
United Tractors	528,276	720,268
		11,884,158
Israel – 0.96%
Israel Chemicals	406,011	5,682,022
		5,682,022
Kazakhstan – 1.02%
†KazMunaiGas Exploration Production GDR	243,186	6,065,059
		6,065,059
Malaysia – 3.48%
Bursa Malaysia	1,032,700	2,921,974
Eastern & Oriental	4,015,375	2,259,708
Hong Leong Bank	2,376,217	4,308,914
KLCC Property Holdings	1,766,200	1,612,413
Media Prima	1,371,400	969,005
MISC - Foreign	404,412	1,163,230
Oriental Holdings	1,436,600	2,560,144
Tanjong	379,610	1,993,887
UEM World	2,846,150	2,883,078
		20,672,353
Mexico – 6.61%
America Movil Series L ADR	40,000	2,547,600
*Cemex ADR	185,085	4,834,420
Controladora Comercial Mexicana	794,200	2,238,760
Fomento Economico Mexicano ADR	176,000	7,353,280
†Gruma ADR	10,000	95,900
Grupo Mexico Series B	454,389	3,018,159
*Grupo Televisa ADR	789,800	19,144,752
		39,232,871
Pakistan – 0.17%
Oil & Gas Development GDR	48,282	1,031,178
		1,031,178
Peru – 0.95%
Cia de Minas Buenaventura ADR	82,000	5,617,000
		5,617,000
Philippines – 0.30%
*Philippine Long Distance Telephone ADR	26,400	1,754,544
		1,754,544
Poland – 1.61%
Polski Koncern Naftowy Orlen	293,760	5,220,376
Telekomunikacja Polska	434,628	4,315,912
		9,536,288
Republic of Korea – 13.99%
Cheil Industries	28,260	1,373,972
CJ	51,355	3,609,122
†D&Shop	279,500	1,145,823
Daelim Industrial	11,659	1,489,229
GS Holdings	50,000	1,946,274
Hana Financial Group	53,600	2,191,944
Hyundai Elevator	20,899	1,688,205
Kookmin Bank	61,489	3,439,670
Kookmin Bank ADR	142,700	7,998,335
Korea Electric Power	127,730	3,875,671
Korea Electric Power ADR	484,500	7,286,880
KT	112,200	5,319,098
Lotte Confectionery	2,787	3,573,965
Lotte Shopping	6,100	1,847,824
*POSCO ADR	32,700	3,890,646
Samsung C&T	37,471	2,625,816
Samsung Electronics	22,930	14,424,529
SK	9,171	1,314,966
SK Communications	107,325	1,625,555
†SK Energy	22,652	2,333,008
SK Telecom	13,785	2,595,943

SK Telecom ADR	346,400	7,485,704
		83,082,179
Russia – 8.16%
†Chelyabinsk Zink Plant GDR	77,800	793,560
=†Fifth Power Generation GDR	15,100	89,999
Gazprom ADR	333,657	16,883,045
LUKOIL ADR	27,664	2,365,272
LUKOIL ADR (London International Exchange)	187,068	15,601,471
Mobile TeleSystems ADR	70,100	5,317,085
NovaTek GDR	37,507	3,026,815
Sberbank	715,510	2,239,546
=†TGK-5 GDR	6,230	20,680
*†VTB Bank GDR	294,879	2,131,975
		48,469,448
South Africa – 7.47%
ArcelorMittal Steel South Africa	306,772	7,452,951
Barloworld	117,710	1,565,015
Gold Fields ADR	425,545	5,885,287
JD Group	550,074	2,476,732
Sasol	121,822	5,837,691
Sasol ADR	97,600	4,722,864
Standard Bank Group	321,864	3,500,965
Steinhoff International Holdings	418,714	934,635
Sun International	190,975	2,682,541
Telkom	356,476	5,767,800
*Tiger Brands	49,997	823,135
Tongaat-Hulett Group	243,274	2,676,427
		44,326,043
Taiwan – 7.76%
Cathay Financial Holding	1,931,188	4,925,365
Evergreen Marine	8,911,000	8,797,514
Formosa Chemicals & Fibre	2,255,330	5,848,554
MediaTek	335,250	4,413,071
President Chain Store	1,461,549	5,002,175
Siliconware Precision Industries ADR	100,000	840,000
Taiwan Semiconductor Manufacturing	2,312,585	4,802,189
United Microelectronics	7,193,743	4,426,992
Walsin Lihwa	14,272,000	7,045,118
		46,100,978
Thailand – 2.79%
Bangkok Bank	724,224	3,197,305
Charoen Pokphand Foods - Foreign	21,087,100	3,054,063
PTT Exploration & Production - Foreign	587,900	2,819,530
Siam Cement NVDR	1,101,493	7,486,726
		16,557,624
Turkey – 2.70%
Alarko Gayrimenkul Yatirim Ortakligi	29,369	451,086
Alarko Holding	1,107,963	2,274,534
Haci Omer Sabanci Holding	350,000	1,090,882
Turk Sise ve Cam Fabrikalari	1,719,608	2,125,836
Turkcell Iletisim Hizmet	200,400	1,666,622
Turkcell Iletisim Hizmet ADR	72,300	1,510,347
Turkiye Is Bankasi Class C	1,364,084	5,048,758
Yazicilar Holding	353,282	1,866,066
		16,034,131
United Kingdom – 1.43%
Anglo American	85,826	5,155,897
†Dev Property Development	369,100	534,737
Griffin Mining	1,846,472	2,427,737
†Mwana Africa	470,093	377,843
		8,496,214
United States – 2.64%
†Applied Micro Circuits	139,775	1,003,585
ConocoPhillips	64,600	4,923,166
†HLS Systems International	145,100	1,117,270
Newmont Mining	93,400	4,231,020
†NII Holdings	138,900	4,414,242
		15,689,283
Total Common Stock (cost $506,556,316)		533,173,008

Preferred Stock – 5.91%
Brazil – 3.70%
Banco do Estado do Rio Grande do Sul Class B	371,100	1,943,706
Braskem Class A	324,568	2,771,716
Centrais Elecricas Brasileiras Class B	229,498	3,312,140
CIA Vale do Rio Doce Class A	461,280	13,290,852
LA Fonte Participacoes	1,307,495	640,163
		21,958,577
Republic of Korea – 1.61%
CJ	31,500	842,880
CJ Cheiljedang	17,300	1,152,921
Hyundai Motor	76,342	2,516,844
Samsung Electronics	11,195	5,041,602
		9,554,247
Russia – 0.60%
Transneft	2,534	3,547,600
		3,547,600
Total Preferred Stock (cost $27,372,543)		35,060,424

Participation Notes – 0.79%
=#Lehman Indian Oil CW LEPO 144A	100,339	1,116,939
=#Lehman Oil & Natural Gas CW LEPO 144A	146,971	3,600,109
Total Participation (cost $4,952,197)		4,717,048

Exchange Traded Funds – 0.40%
*UltraShort FTSE/Xinhua China 25 ProShares	8,800	830,896
UltraShort MSCI Emerging Markets ProShares	18,700	1,539,384
Total Exchange Traded Funds (cost $2,389,988)		2,370,280

	Principal
	Amount
Repurchase Agreements** – 0.76%
BNP Paribas 1.55%, dated 3/31/08, to be
repurchased on 4/1/08, repurchase price $4,509,194
(collateralized by U.S. Government obligations,
ranging in par value $256,000-$3,591,000,
4.125%-6.50%, 8/15/08-2/15/10; with total
market value $4,604,356)	$4,509,000	4,509,000
Total Repurchase Agreements (cost $4,509,000)		4,509,000

Total Value of Securities Before Securities Lending Collateral – 97.66%
(cost $545,780,044)		579,829,760

	Number of
	Shares
Securities Lending Collateral*** – 7.62%
Investment Companies
Mellon GSL DBT II Collateral Fund	45,246,999	45,246,999
Total Securities Lending Collateral (cost $45,246,999)		45,246,999

Total Value of Securities – 105.28%
(cost $591,027,043)		625,076,759
Obligation to Return Securities Lending Collateral***– (7.62%)		(45,246,999)
Receivables and Other Assets Net of Liabilities (See Notes) – 2.34%		13,877,116
Net Assets Applicable to 28,382,565 Shares Outstanding – 100.00%		$593,706,876

ΔSecurities have been classified by country of origin.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†Non-income producing security for the period ended March 31, 2008.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 4 in “Notes.”
©Includes $43,127,682 of securities loaned.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2008, the aggregate amount of Rule 144A securities was $14,568,100, which represented 2.45% of the Series’ net assets. See Note 5 in “Notes.”
=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2008, the aggregate amount of fair valued securities was $6,634,196, which represented 1.12% of the Series’ net assets. See Note 1 in "Notes."

Summary of Abbreviations: ADR – American Depositary Receipts GDR – Global Depositary Receipts LEPO – Low Exercise Price Option NVDR – Non-Voting Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Emerging Markets Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$591,797,543
Aggregate unrealized appreciation	85,871,609
Aggregate unrealized depreciation	(52,592,393)
Net unrealized appreciation	$33,279,216

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities
Level 1	$554,819,543
Level 2	5,539,279
Level 3	64,717,937
Total	$625,076,759

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/2007	$86,134,287
Net change in unrealized
appreciation/depreciation	(14,303,480)
Net purchases, sales and settlements	(8,074,790)
Net transfers in and/or out of Level 3	961,920
Balance as of 3/31/08	$64,717,937

Net change in unrealized
appreciation/depreciation from
Investments still held as of 3/31/08	$(11,805,304)

3. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding March 31, 2008.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2008, the market value of the securities on loan was $43,127,682, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2008, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Growth Opportunities Series

March 31, 2008

	Number of
	Shares	Value
Common Stock– 97.99%
Basic Industry/Capital Goods – 13.86%
Allegheny Technologies	6,200	$442,432
†First Solar	2,100	485,394
Flowserve	5,500	574,090
Joy Global	8,500	553,860
Manitowoc	18,400	750,720
†Mettler-Toledo International	5,400	524,448
Oshkosh Truck	9,600	348,288
†Quanta Services	23,400	542,178
Roper Industries	12,100	719,224
		4,940,634
Business Services – 4.65%
Dun & Bradstreet	5,500	447,590
Expeditors International Washington	13,700	618,966
†Fiserv	12,300	591,507
		1,658,063
Consumer Non-Durables – 12.74%
*†Amazon.com	8,100	577,530
†Dick's Sporting Goods	19,700	527,566
†Dollar Tree	18,100	499,379
*Flowers Foods	27,050	669,488
Guess	15,800	639,426
*†J Crew Group	13,300	587,461
*†Ulta Salon Cosmetics & Fragrance	2,700	37,908
*†Urban Outfitters	32,000	1,003,200
		4,541,958
Consumer Services – 7.33%
†Chipotle Mexican Grill Class A	3,200	362,976
Host Hotels & Resorts	16,739	266,485
International Game Technology	16,000	643,360
*Marriott International Class A	10,000	343,600
Starwood Hotels & Resorts Worldwide	8,600	445,050
†Wynn Resorts	5,500	553,520
		2,614,991
Energy – 11.11%
†Cameron International	10,400	433,056
†Core Laboratories	5,100	608,430
*†Geophysique-Veritas ADR	14,600	722,846
*†Helix Energy Solutions Group	13,500	425,250
*Helmerich & Payne	12,000	562,440
†National Oilwell Varco	12,500	729,750
Smith International	7,500	481,725
		3,963,497
Financials – 6.56%
†Affiliated Managers Group	5,300	480,922
†Interactive Brokers Group Class A	17,000	436,390
†IntercontinentalExchange	1,400	182,700
Legg Mason	3,600	201,528
People's United Financial	27,400	474,294
SLM	22,700	348,445
T. Rowe Price Group	4,300	215,000
		2,339,279
Health Care – 15.92%
†Abraxis BioScience	7,949	469,627
*†Amylin Pharmaceuticals	11,300	330,073
*†APP Pharmaceuticals	42,600	514,608
†Barr Pharmaceuticals	13,000	628,030
†DaVita	8,300	396,408
†Express Scripts	4,400	283,008
†Forest Laboratories	10,500	420,105

*†Inverness Medical Innovations	7,100	213,710
†Medco Health Solutions	14,600	639,334
Omnicare	10,000	181,600
*†OSI Pharmaceuticals	9,300	347,727
*Quest Diagnostics	10,800	488,916
†Regeneron Pharmaceuticals	22,100	424,099
*†ResMed	8,100	341,658
		5,678,903
Technology – 22.85%
†Akamai Technologies	14,800	416,768
†American Tower Class A	13,500	529,335
†ANSYS	20,700	714,564
†Atheros Communications	21,800	454,312
†Citrix Systems	14,100	413,553
†F5 Networks	25,800	468,786
†MEMC Electronic Materials	5,800	411,220
*†Microsemi	37,500	854,999
*†Nuance Communications	35,800	623,278
*†Omniture	33,800	784,498
†Polycom	16,300	367,402
†salesforce.com	8,800	509,256
*Satyam Computer Services ADR	24,600	555,714
†Sykes Enterprises	32,000	562,880
*†VMware Class A	11,300	483,866
		8,150,431
Transportation – 1.45%
*Hunt (J.B.) Transport Services	16,400	515,452
		515,452
Utilities – 1.52%
Alliant Energy	15,500	542,655
		542,655
Total Common Stock (cost $32,372,409)		34,945,863

Total Value of Securities Before Securities Lending Collateral – 97.99%
(cost $32,372,409)		34,945,863

Securities Lending Collateral** – 17.82%
Investment Companies
Mellon GSL DBT II Collateral Fund	6,355,725	6,355,725
Total Securities Lending Collateral (cost $6,355,725)		6,355,725

Total Value of Securities – 115.81%
(cost $38,728,134)		41,301,588	©
Obligation to Return Securities Lending Collateral** – (17.82%)		(6,355,725)
Receivables and Other Assets Net of Liabilities (See Notes) – 2.01%		716,847
Net Assets Applicable to 2,217,320 Shares Outstanding – 100.00%		$35,662,710

†Non-income producing security for the period ended March 31, 2008.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $6,111,280 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust - Delaware VIP Growth Opportunities Series (Series).

Security Valuation –  Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes –  The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2008, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets.Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$38,978,810
Aggregate unrealized appreciation	5,612,235
Aggregate unrealized depreciation	(3,289,457)
Net unrealized appreciation	$2,322,778

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$41,301,588	$-
Level 2	-	-
Level 3	-	-
Total	$41,301,588	$-

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2008, the market value of securities on loan was $6,111,280, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31,2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP High Yield Series

March 31, 2008

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Corporate Bonds – 82.81%
Basic Industry – 7.45%
AK Steel 7.75% 6/15/12	$1,393,000	$ 1,412,154
*Domtar 7.125% 8/15/15	920,000	871,700
Freeport McMoRan Copper & Gold 8.25% 4/1/15	1,853,000	1,959,547
Georgia-Pacific
7.70% 6/15/15	1,018,000	962,010
8.875% 5/15/31	1,715,000	1,534,925
9.50% 12/1/11	430,000	439,675
#GTL Trade Finance 144A 7.25% 10/20/17	710,000	749,731
*#Ineos Group Holdings 144A 8.50% 2/15/16	1,044,000	816,930
Innophos Holdings 8.875% 8/15/14	1,075,000	1,048,125
#MacDermid 144A 9.50% 4/15/17	1,007,000	906,300
Momentive Performance Materials 9.75% 12/1/14	1,826,000	1,647,965
#NewPage 144A 10.00% 5/1/12	1,835,000	1,871,700
=@Port Townsend Paper 12.4312% 8/27/12	533,400	528,066
Potlatch 13.00% 12/1/09	2,078,000	2,348,534
*#Rock-Tenn 144A 9.25% 3/15/16	605,000	629,200
Rockwood Specialties Group 7.50% 11/15/14	1,375,000	1,340,625
•#Ryerson 144A 10.614% 11/1/14	1,010,000	914,050
#Sappi Papier 144A 6.75% 6/15/12	1,500,000	1,362,288
#Steel Dynamics 144A
7.375% 11/1/12	511,000	518,665
7.75% 4/15/16	1,270,000	1,277,938
Steel Dynamics 6.75% 4/1/15	192,000	189,120
Verso Paper Holdings 9.125% 8/1/14	870,000	843,900
Witco 6.875% 2/1/26	580,000	391,500
		24,564,648
Brokerage – 1.07%
LaBranche
9.50% 5/15/09	2,032,000	2,072,640
11.00% 5/15/12	1,440,000	1,468,800
		3,541,440
Capital Goods – 7.13%
BWAY 10.00% 10/15/10	411,000	397,643
CPG International 10.50% 7/1/13	1,012,000	855,140
Crown Americas 7.75% 11/15/15	455,000	469,788
DRS Technologies 7.625% 2/1/18	1,340,000	1,346,700
Graham Packaging 8.50% 10/15/12	1,820,000	1,647,099
Graphic Packaging International 8.50% 8/15/11	1,372,000	1,354,850
Greenbrier 8.375% 5/15/15	890,000	841,050
Interface 10.375% 2/1/10	1,788,000	1,877,399
Intertape Polymer 8.50% 8/1/14	1,202,000	1,003,670
Iron Mountain
6.625% 1/1/16	870,000	833,025
8.625% 4/1/13	960,000	974,400
Koppers Industries 9.875% 10/15/13	992,000	1,046,560
L-3 Communications 7.625% 6/15/12	3,370,000	3,466,887
•NXP BV Funding 7.008% 10/15/13	1,006,000	833,723
Owens Brockway Glass Container 6.75% 12/1/14	1,465,000	1,465,000
Owens Corning 6.50% 12/1/16	1,005,000	834,170
Smurfit-Stone Container Enterprises 8.00% 3/15/17	1,347,000	1,138,215
#SPX 144A 7.625% 12/15/14	595,000	613,594
Trimas 9.875% 6/15/12	1,815,000	1,588,125
Vitro 11.75% 11/1/13	915,000	931,013
		23,518,051
Consumer Cyclical – 7.47%
Associated Materials 9.75% 4/15/12	710,000	692,250
DR Horton 8.00% 2/1/09	965,000	952,938

Ford Motor Company
7.45% 7/16/31	1,272,000	845,880
Ford Motor Credit
7.80% 6/1/12	7,855,000	6,484,804
*General Motors 8.375% 7/15/33	1,130,000	802,300
GMAC 6.875% 8/28/12	8,830,000	6,716,097
KB Home 8.625% 12/15/08	964,000	971,230
Lear 8.75% 12/1/16	2,722,000	2,337,518
*Neiman Marcus Group 10.375% 10/15/15	195,000	195,975
*Neiman Marcus Group PIK 9.00% 10/15/15	1,635,000	1,643,175
*Tenneco
8.625% 11/15/14	930,000	918,375
#144A 8.125% 11/15/15	1,065,000	1,062,338
#TRW Automotive 144A 7.00% 3/15/14	1,085,000	1,006,338
		24,629,218
Consumer Non-Cyclical – 2.80%
ACCO Brands 7.625% 8/15/15	865,000	769,850
*Constellation Brands 8.125% 1/15/12	2,620,000	2,659,300
Cott Beverages USA 8.00% 12/15/11	1,025,000	835,375
Del Monte
6.75% 2/15/15	480,000	462,000
8.625% 12/15/12	385,000	393,663
*Jarden 7.50% 5/1/17	1,169,000	1,028,720
National Beef Packing 10.50% 8/1/11	1,370,000	1,308,350
*Pilgrim's Pride 8.375% 5/1/17	968,000	856,680
Visant Holding 8.75% 12/1/13	970,000	911,800
		9,225,738
Energy – 14.46%
AmeriGas Partners 7.125% 5/20/16	1,773,000	1,746,405
Chesapeake Energy
6.375% 6/15/15	1,260,000	1,228,500
6.625% 1/15/16	1,522,000	1,499,170
Complete Production Service 8.00% 12/15/16	870,000	839,550
Compton Petroleum Finance 7.625% 12/1/13	2,843,000	2,736,387
#Connacher Oil & Gas 144A 10.25% 12/15/15	905,000	916,313
Dynergy Holdings 7.75% 6/1/19	5,975,000	5,616,499
*El Paso
6.875% 6/15/14	1,566,000	1,604,799
7.00% 6/15/17	1,845,000	1,906,824
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	1,013,000	1,040,796
Energy Partners 9.75% 4/15/14	870,000	722,100
Ferrellgas Finance Escrow 6.75% 5/1/14	1,709,000	1,674,820
Foundation Pennsylvania Coal 7.25% 8/1/14	2,322,000	2,310,390
Geophysique-Veritas
7.50% 5/15/15	307,000	313,140
7.75% 5/15/17	922,000	940,440
#Helix Energy Solutions 144A 9.50% 1/15/16	1,630,000	1,638,150
#Hilcorp Energy I 144A
7.75% 11/1/15	1,449,000	1,365,683
9.00% 6/1/16	1,075,000	1,088,438
Inergy Finance
6.875% 12/15/14	861,000	843,780
8.25% 3/1/16	394,000	404,835
#Key Energy Services 144A 8.375% 12/1/14	1,095,000	1,097,738
Kinder Morgan Finance 5.35% 1/5/11	133,000	132,668
Mariner Energy 8.00% 5/15/17	1,876,000	1,800,960
Massey Energy 6.875% 12/15/13	1,565,000	1,521,963
OPTI Canada
7.875% 12/15/14	720,000	707,400
8.25% 12/15/14	389,000	387,055
PetroHawk Energy 9.125% 7/15/13	1,878,000	1,939,035
Plains Exploration & Production 7.00% 3/15/17	1,826,000	1,762,090
Regency Energy Partners 8.375% 12/15/13	1,476,000	1,512,900
#Stallion Oilfield Services 144A 9.75% 2/1/15	850,000	586,500
Whiting Petroleum 7.25% 5/1/13	2,674,000	2,647,259
Williams 7.50% 1/15/31	2,998,000	3,140,404
		47,672,991
Finance & Investments – 1.59%
Leucadia National 8.125% 9/15/15	967,000	976,670
#LVB Acquisition Merger Sub 144A 10.00% 10/15/17	2,362,000	2,486,005

#Nuveen Investments 144A 10.50% 11/15/15	2,020,000	1,742,250
Unum Group 5.859% 5/15/09	50,000	51,500
		5,256,425
Media – 2.82%
*#Charter Communications 144A 10.875% 9/15/14	1,420,000	1,405,800
#Charter Communications Operating 144A 8.00% 4/30/12	2,580,000	2,380,050
CSC Holdings 7.625% 4/1/11	965,000	958,969
Dex Media West 9.875% 8/15/13	1,634,000	1,425,665
Lamar Media 6.625% 8/15/15	771,000	682,335
#LBI Media 144A 8.50% 8/1/17	803,000	699,614
#Quebecor World 144A 7.75% 3/15/16	1,890,000	1,734,075
		9,286,508
Real Estate – 0.80%
*Host Hotels & Resorts 7.125% 11/1/13	2,665,000	2,625,025
		2,625,025
Services Cyclical – 11.78%
Aramark Services
•6.739% 2/1/15	870,000	772,125
*8.50% 2/1/15	4,219,000	4,250,642
#Cardtronics 144A 9.25% 8/15/13	1,803,000	1,703,835
Corrections Corporation of America
6.25% 3/15/13	2,070,000	2,038,950
7.50% 5/1/11	1,028,000	1,043,420
FTI Consulting 7.625% 6/15/13	3,767,000	3,880,009
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	2,130,000	2,124,675
Gaylord Entertainment 8.00% 11/15/13	1,534,000	1,430,455
Global Cash Access 8.75% 3/15/12	1,028,000	1,015,150
Harrah's Operating
5.50% 7/1/10	2,180,000	1,918,400
#144A 10.75% 2/1/16	900,000	762,750
Hertz 8.875% 1/1/14	1,740,000	1,657,350
Kansas City Southern de Mexico 9.375% 5/1/12	3,037,000	3,150,888
Kansas City Southern Railway 9.50% 10/1/08	817,000	832,319
*Majestic Star Casino 9.50% 10/15/10	1,885,000	1,672,938
Mandalay Resort Group 9.375% 2/15/10	648,000	670,680
MGM Mirage 7.625% 1/15/17	975,000	892,125
Park Place Entertainment 7.875% 3/15/10	660,000	622,050
#Penhall International 144A 12.00% 8/1/14	857,000	728,450
#Pokagon Gaming Authority 144A 10.375% 6/15/14	3,016,000	3,196,959
Seabulk International 9.50% 8/15/13	825,000	873,469
#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	1,135,000	1,123,321
8.03% 10/1/20	600,000	601,656
*Station Casinos 6.00% 4/1/12	965,000	796,125
Wynn Las Vegas Capital 6.625% 12/1/14	1,130,000	1,093,275
		38,852,016
Services Non-Cyclical – 5.81%
Advanced Medical Optics 7.50% 5/1/17	870,000	752,550
Allied Waste North America
*7.375% 4/15/14	891,000	880,976
7.875% 4/15/13	1,889,000	1,952,754
*#Bausch & Lomb 144A 9.875% 11/1/15	2,100,000	2,142,000
Casella Waste Systems 9.75% 2/1/13	2,229,000	2,189,993
CRC Health 10.75% 2/1/16	559,000	528,255
HCA 9.25% 11/15/16	5,395,000	5,610,800
HCA PIK 9.625% 11/15/16	2,523,000	2,623,920
•*HealthSouth 10.829% 6/15/14	970,000	940,900
Universal Hospital PIK 8.50% 6/1/15	1,514,000	1,521,570
		19,143,718
Technology & Electronics – 1.32%
Freescale Semiconductor 8.875% 12/15/14	770,000	606,375
Sungard Data Systems
9.125% 8/15/13	1,715,000	1,740,725
10.25% 8/15/15	1,987,000	2,006,870
		4,353,970
Telecommunications – 11.12%
=‡Allegiance Telecom 11.75% 2/15/10	565,000	41,358
American Tower
7.125% 10/15/12	1,769,000	1,817,648
*#144A 7.00% 10/15/17	1,686,000	1,694,430

Broadview Networks Holdings 11.375% 9/1/12	1,254,000	1,197,570
•Centennial Communications 10.479% 1/1/13	1,162,000	1,016,750
Citizens Communications 7.125% 3/15/19	2,839,000	2,498,320
*Cricket Communications 9.375% 11/1/14	877,000	835,343
#Digicel 144A 9.25% 9/1/12	1,704,000	1,699,740
•#Hellas Telecommunications Luxembourg II 144A 10.008% 1/15/15	1,367,000	984,240
Hughes Network Systems/Finance 9.50% 4/15/14	1,733,000	1,733,000
ΩInmarsat Finance 10.375% 11/15/12	3,836,000	3,740,099
Intelsat 11.25% 6/15/16	1,778,000	1,811,338
Lucent Technologies 6.45% 3/15/29	1,774,000	1,277,280
MetroPCS Wireless 9.25% 11/1/14	3,185,000	2,946,124
•Nortel Networks 8.508% 7/15/11	2,124,000	1,831,950
NTL Cable 9.125% 8/15/16	1,167,000	1,050,300
PAETEC Holding 9.50% 7/15/15	901,000	833,425
Qwest
6.50% 6/1/17	1,425,000	1,293,188
7.50% 10/1/14	1,425,000	1,396,500
*Qwest Capital Funding 7.25% 2/15/11	1,966,000	1,877,530
Rural Cellular
•8.989% 11/1/12	593,000	595,965
9.875% 2/1/10	1,742,000	1,798,615
*Time Warner Telecom Holdings 9.25% 2/15/14	928,000	941,920
Windstream 8.125% 8/1/13	1,777,000	1,754,788
		36,667,421
Utilities – 7.19%
AES
7.75% 3/1/14	1,368,000	1,383,390
8.00% 10/15/17	1,212,000	1,233,210
#144A 8.75% 5/15/13	705,000	736,725
Elwood Energy 8.159% 7/5/26	1,868,941	1,818,130
Midwest Generation 8.30% 7/2/09	710,217	724,422
Mirant Americas Generation 8.30% 5/1/11	2,233,000	2,288,825
Mirant North America 7.375% 12/31/13	1,814,000	1,841,210
NRG Energy 7.375% 2/1/16	6,920,000	6,798,899
Orion Power Holdings 12.00% 5/1/10	1,495,000	1,640,763
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	5,243,000	5,249,554
		23,715,128
Total Corporate Bonds (cost $282,060,781)		273,052,297

«Senior Secured Loans – 7.51%
AlixPartners 7.25% 10/12/13	864,467	810,437
ALLTEL 5.568% 12/31/14	957,600	867,825
BNY ConvergEx Group 5.696% 9/29/13	1,235,714	1,013,285
Coffeyville Resources
2.598% 12/28/10	154,701	142,132
5.453% 12/28/13	502,015	461,854
Community Health Systems
Term B 5.335% 7/2/14	3,298,132	3,050,475
Term DD 5.335% 8/25/14	168,677	156,011
Energy Futures Holdings
6.579% 10/10/14	500,000	456,460
8.39% 10/10/14	3,291,750	2,993,748
Ford Motor 5.80% 11/29/13	3,379,872	2,782,632
Freescale Semiconductor 4.459% 12/1/13	1,442,714	1,223,104
General Motors 5.059% 11/17/13	1,914,540	1,685,274
Georgia Pacific Term Tranche Loan B 4.727% 12/20/12	1,422,646	1,325,430
Goodyear Tire 6.43% 4/30/14	1,220,000	1,099,830
Idearc 4.696% 11/1/14	1,020,281	821,199
Jarden 4.463% 1/24/12	1,092,310	1,021,539
MacDermid 4.696% 4/12/14	787,462	677,218
NE Energy
5.04% 11/1/13	215,083	179,056
5.196% 11/1/13	26,423	21,700
Northwest Airlines 4.718% 8/21/13	905,000	742,666
Talecris Biotherapeutics 2nd Lien 9.568% 12/6/14	1,075,000	873,438
TDS Investor
LOC 5.696% 8/1/13	113,930	99,689
Term B 5.696% 8/1/13	567,804	494,225
Telesat Canada 9.00% 2/14/14	1,155,000	964,425

Univision Communications
Term B 5.494% 9/15/14	966,443	765,302
Term DD 4.954% 9/15/14	33,557	26,573
Total Senior Secured Loans (cost $27,286,021)		24,755,527

	Number of
	Shares
Common Stock – 0.37%
=@†PAvado Brands	1,813	0
†Century Communications	2,820,000	1,833
†Mirant	827	30,095
=@†PPort Townsend	1,905	1,188,720
Total Common Stock (cost $1,465,348)		1,220,648

Convertible Preferred Stock – 0.20%
General Motors 5.25% exercise price $64.90, expiration date 3/6/32	39,700	644,331
Total Convertible Preferred Stock (cost $794,235)		644,331

Preferred Stock – 0.11%
=@PPort Townsend	381	377,190
Total Preferred Stock (cost $377,190)		377,190

Warrants – 0.00%
=@†PPort Townsend	381	9,144
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	$850	0
Total Warrants (cost $81,575)		9,144

	Principal
	Amount
	(U.S. $)
Repurchase Agreement** – 5.02%
BNP Paribas 1.55%, dated 3/31/08, to be
repurchased on 4/1/08, repurchase price $16,549,713
(collateralized by U.S. Government obligations,
ranging in par value $938,000-$13,180,000,
4.125%-6.50%, 8/15/08-2/15/10; with total
market value $16,898,977)	$16,549,000	16,549,000
Total Repurchase Agreement (cost $16,549,000)		16,549,000

Total Value of Securities Before Securities Lending Collateral – 96.02%
(cost $328,614,150)		316,608,137

	Number of
	Shares
Securities Lending Collateral*** – 6.20%
Investment Companies
Mellon GSL DBT II Collateral Fund	20,457,631	20,457,631
Total Securities Lending Collateral (cost $20,457,631)		20,457,631

Total Value of Securities – 102.22%
(cost $349,071,781)		337,065,768	©

Obligation to Return Securities Lending Collateral*** – (6.20%)		(20,457,631)
Receivables and Other Assets Net of Liabilities (See Notes) – 3.98%		13,128,867
Net Assets Applicable to 61,949,697 Shares Outstanding – 100.00%		$329,737,004

*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $20,027,366 of securities loaned.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2008, the aggregate amount of Rule 144A securities was $52,658,819, which represented 15.97% of the Series’ net assets. See Note 4 in “Notes.”
PRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At March 31, 2008, the aggregate amount of the restricted securities was $2,103,120, or 0.64% of the Series’ net assets. See Note 4 in “Notes.”
†Non-income producing security for the period ended March 31, 2008.
‡Non-income producing security. Security is currently in default.
•Variable rate security. The rate shown is the rate as of March 31, 2008.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2008, the aggregate amount of fair valued securities was $2,144,478, which represented 0.65% of the Series’ net assets. See Note 1 in "Notes."

@Illiquid security. At March 31, 2008, the aggregate amount of illiquid securities was $2,103,120, which represented 0.64% of the Series’ net assets. See Note 4 in “Notes.”
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Summary of Abbreviations:
LOC – Letter of Credit
PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust–Delaware VIP High Yield Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities and credit default swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$349,447,168
Aggregate unrealized appreciation	1,499,893
Aggregate unrealized depreciation	(13,881,293)
Net unrealized depreciation	$(12,381,400)

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $43,176,348 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $19,963,415 expires in 2008, $18,082,790 expires in 2009, $4,569,135 expires in 2010 and $561,008 expires in 2015.

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities
Level 1	$37,036,726
Level 2	297,882,731
Level 3	2,146,311
Total	$337,065,768

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/2007	$1,485,766
Net change in unrealized
appreciation/depreciation	(127,902)
Net purchases, sales and settlements	788,447
Balance as of 3/31/08	$2,146,311

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/08	$(127,902)

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At March 31, 2008, the market value of the securities on loan was $20,027,366, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP International Value Equity Series

March 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 97.52%Δ
Australia – 3.73%
Coca-Cola Amatil	293,221	$2,277,909
Telstra	428,275	1,722,257
Telstra - Receipt	411,631	1,057,151
		5,057,317
Belgium – 2.10%
*Dexia	99,808	2,843,362
		2,843,362
Canada – 2.79%
†CGI Group Class A	356,042	3,780,670
		3,780,670
Denmark – 2.71%
*Novo Nordisk Class B	53,727	3,672,922
		3,672,922
Finland – 2.52%
Nokia	108,045	3,417,370
		3,417,370
France – 18.69%
*AXA	73,248	2,657,812
*Cia de Saint-Gobain	31,322	2,553,344
*Lafarge	16,575	2,881,821
Lagardere	33,215	2,482,764
*Publicis Groupe	82,031	3,133,163
*Sanofi-Aventis	44,481	3,336,111
Teleperformance	29,294	1,089,290
*Total	61,650	4,577,095
Vallourec	10,716	2,600,722
		25,312,122
Germany – 6.76%
Bayerische Motoren Werke	61,487	3,400,454
Linde	18,118	2,559,024
Metro	39,606	3,191,768
		9,151,246
Hong Kong – 1.72%
*Techtronic Industries	2,355,359	2,329,986
		2,329,986
Ireland – 2.16%
*Anglo Irish Bank	218,928	2,927,749
		2,927,749
Japan – 17.71%
Asahi Glass	192,000	2,115,792
Canon	54,380	2,502,799
*Don Quijote	139,500	2,531,785
Fujitsu	359,000	2,347,016
Mitsubishi UFJ Financial Group	245,626	2,118,102
*NGK Spark Plug	176,000	2,287,135
Ono Pharmaceutical	57,100	2,759,670
Round One	1,491	1,554,838
*Terumo	61,000	3,180,586
*Toyota Motor	52,061	2,594,436
		23,992,159
Mexico – 2.37%
Telefonos de Mexico ADR	85,316	3,207,882
		3,207,882
Netherlands – 5.03%
ING Groep CVA	93,136	3,486,758
*Koninklijke Philips Electronics	86,928	3,324,319
		6,811,077

Republic of Korea – 2.11%
Samsung Electronics	4,544	2,858,485
		2,858,485
Sweden – 2.22%
*Nordea Bank	185,321	3,002,576
		3,002,576
Switzerland – 2.12%
Novartis	55,972	2,868,192
		2,868,192
Taiwan – 2.49%
Chunghwa Telecom ADR	129,927	3,380,701
		3,380,701
United Kingdom – 20.29%
AstraZeneca	67,952	2,540,716
BP	363,297	3,691,515
Greggs	19,776	1,769,275
HBOS	169,927	1,890,214
Kesa Electricals	663,870	2,710,790
National Grid	199,207	2,733,819
Royal Bank of Scotland Group	175,598	1,175,289
Standard Chartered	78,670	2,690,094
Tomkins	434,313	1,538,559
Travis Perkins	76,333	1,622,463
Vodafone Group	999,710	2,993,891
WPP Group	178,243	2,127,752
		27,484,377
Total Common Stock (cost $127,397,372)		132,098,193

	Principal
	Amount
Repurchase Agreements** – 1.47%
BNP Paribas 1.55%, dated 3/31/08, to be
repurchased on 4/1/08, repurchase price $1,994,086
(collateralized by U.S. Government obligations,
Ranging in par value $113,000-$1,588,000,
4.125%-6.50%, 8/15/08-2/15/10; with total
market value $2,036,169)	$1,994,000	1,994,000
Total Repurchase Agreements (cost $1,994,000)		1,994,000

Total Value of Securities Before Securities Lending Collateral – 98.99%
(cost $129,391,372)		134,092,193

	Number of
	Shares
Securities Lending Collateral*** – 23.18%
Investment Companies
Mellon GSL DBT II Collateral Fund	31,405,517	31,405,517
Total Securities Lending Collateral (cost $31,405,517)		31,405,517

Total Value of Securities – 122.17%
(cost $160,796,889)		165,497,710	©

Obligation to Return Securities Lending Collateral***– (23.18%)		(31,405,517)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.01%		1,366,820
Net Assets Applicable to 11,145,937 Shares Outstanding – 100.00%		$135,459,013

ΔSecurities have been classified by country of origin.
†Non-income producing security for the period ended March 31, 2008.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 4 in “Notes.”
©Includes $29,845,151 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
CAD – Canadian Dollar
CVA – Dutch Certificate
EUR – European Monetary Unit
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at March 31, 2008:

Foreign Currency Exchange Contracts[1]
					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
CAD	(83,394)	USD	81,767	4/1/08	526
EUR	(57,734)	USD	90,903	4/1/08	(219)
EUR	56,289	USD	(88,852)	4/1/08	(11)
					$ 296

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP International Value Equity Series (Series).

Security Valuation –  Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes –  The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting –  Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements –  The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions –  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates –  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other –  Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$161,218,955
Aggregate unrealized appreciation	19,876,266
Aggregate unrealized depreciation	(15,597,511)
Net unrealized appreciation	$4,278,755

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Series investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$163,838,624	$-
Level 2	-	296
Level 3	1,659,086	-
Total	$165,497,710	$296

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/2007	$1,191,955
Net change in unrealized
appreciation/depreciation	(106,671)
Net purchases, sales and settlements	(28,133)
Balance as of 3/31/08	$1,057,151

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/08	$(106,671)

3. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non–cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At March 31, 2008, the market value of the securities on loan was $29,845,151, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP REIT Series

March 31, 2008

	Number of
	Shares	Value
Common Stock – 96.25%
Diversified REITs – 7.52%
Liberty Property Trust	262,900	$8,178,819
*Vornado Realty Trust	291,701	25,147,543
		33,326,362
Health Care REITs – 9.05%
*Brookdale Senior Living	102,600	2,452,140
*HCP	299,700	10,132,857
*Health Care REIT	256,700	11,584,871
*Ventas	354,900	15,938,559
		40,108,427
Hotel REITs – 5.93%
Hersha Hospitality Trust	695,790	6,282,984
*Host Hotels & Resorts	1,256,996	20,011,376
		26,294,360
Industrial REITs – 8.21%
AMB Property	184,055	10,016,273
ProLogis	448,408	26,393,295
		36,409,568
Mall REITs – 14.74%
*General Growth Properties	400,723	15,295,597
*Macerich	181,400	12,746,978
*Simon Property Group	401,199	37,275,398
		65,317,973
Manufactured Housing REITs – 2.01%
Equity Lifestyle Properties	180,000	8,886,600
		8,886,600
Multifamily REITs – 14.01%
*AvalonBay Communities	113,174	10,923,554
*BRE Properties	215,600	9,822,736
*Equity Residential	426,100	17,678,889
*Essex Property Trust	72,308	8,241,666
*Home Properties	95,200	4,568,648
Mid-America Apartment Communities	122,700	6,115,368
*UDR	194,000	4,756,880
		62,107,741
Office REITs – 12.91%
*Alexandria Real Estate Equities	114,396	10,606,797
*Boston Properties	208,400	19,187,389
Brandywine Realty Trust	257,500	4,367,200
*Highwoods Properties	212,200	6,593,054
Mack-Cali Realty	187,400	6,692,054
*SL Green Realty	120,137	9,787,561
		57,234,055
Office/Industrial REITs – 1.43%
*Digital Realty Trust	179,100	6,358,050
		6,358,050
Real Estate Operating Companies – 1.52%
Marriott International Class A	99,700	3,425,692
Starwood Hotels & Resorts Worldwide	63,950	3,309,413
		6,735,105
Self-Storage REITs – 4.36%
*Public Storage	218,200	19,336,884
		19,336,884
Shopping Center REITs – 11.66%
Developers Diversified Realty	109,278	4,576,563
*Federal Realty Investment Trust	149,889	11,683,848
*Kimco Realty	352,800	13,819,176
*Kite Realty Group Trust	344,296	4,820,144
Ramco-Gershenson Properties	135,700	2,864,627

*Regency Centers	214,739	13,906,497
		51,670,855
Specialty REITs – 2.90%
Entertainment Properties Trust	78,100	3,852,673
*Plum Creek Timber	221,600	9,019,120
		12,871,793
Total Common Stock (cost $463,628,886)		426,657,773
	Principal
	Amount
Repurchase Agreements** – 3.74%
BNP Paribas 1.55%, dated 3/31/08, to be
repurchased on 4/1/08, repurchase price $16,570,713
(collateralized by U.S. Government obligations,
ranging in par value $939,000-$13,196,000,
4.125%-6.50%, 8/15/08-2/15/10; with total
market value $16,920,422)	$16,570,000	16,570,000
Total Repurchase Agreements (cost $16,570,000)		16,570,000

Total Value of Securities Before Securities Lending Collateral – 99.99%
(cost $480,198,886)		443,227,773
	Number of
	Shares
Securities Lending Collateral*** – 20.86%
Investment Companies
Mellon GSL DBT II Collateral Fund	92,471,511	92,471,511
Total Securities Lending Collateral (cost $92,471,511)		92,471,511

Total Value of Securities – 120.85%
(cost $572,670,397)		535,699,284	©
Obligation to Return Securities Lending Collateral*** – (20.86%)		(92,471,511)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.01%		32,115
Net Assets Applicable to 42,755,500 Shares Outstanding – 100.00%		$443,259,888

*Fully or partially on loan. **See Note 1 in “Notes.” ***See Note 3 in “Notes.” ©Includes $90,254,521 of securities loaned.

REIT - Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP REIT Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$586,320,790
Aggregate unrealized appreciation	4,302,361
Aggregate unrealized depreciation	(54,923,867)
Net unrealized depreciation	$(50,621,506)

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities
Level 1	$535,699,284
Level 2	-
Level 3	-
Total	$535,699,284

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2008, the market value of securities on loan was $90,254,521, for which the Series received collateral, comprised of non-cash collateral valued at $349,207, and cash collateral of $92,471,511. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Select Growth Series

March 31, 2008

	Number of
	Shares	Value
Common Stock – 99.63%²
Basic Industry/Capital Goods – 1.93%
Newmont Mining	4,200	$190,260
Praxair	800	67,384
		257,644
Business Services – 17.89%
Corporate Executive Board	3,600	145,728
Expeditors International Washington	5,700	257,526
†Global Cash Access Holdings	32,100	188,106
*MasterCard Class A	1,300	289,887
Paychex	4,000	137,040
†Research in Motion	5,650	634,099
Reuters Group	14,400	165,897
†Visa Class A	9,100	567,476
		2,385,759
Consumer Non-Durables – 6.51%
*†NetFlix	7,700	266,805
NIKE Class B	1,200	81,600
*†Peet's Coffee & Tea	4,600	108,146
Staples	5,400	119,394
†Starbucks	5,000	87,500
*Whole Foods Market	6,200	204,414
		867,859
Consumer Services – 15.81%
†eBay	4,700	140,248
*Heartland Payment Systems	18,400	423,384
*IHOP	15,000	718,500
*Jackson Hewitt Tax Service	4,400	50,468
†MGM MIRAGE	1,613	94,796
Weight Watchers International	14,672	679,754
		2,107,150
Energy – 3.10%
†Core Laboratories	2,100	250,530
EOG Resources	800	96,000
Suncor Energy	700	67,445
		413,975
Financials – 8.95%
†Affiliated Managers Group	300	27,222
Bank of New York Mellon	2,441	101,863
CME Group	750	351,825
†IntercontinentalExchange	4,500	587,250
NYMEX Holdings	300	27,189
optionsXpress Holdings	4,700	97,337
		1,192,686
Health Care – 13.91%
†Abiomed	7,900	103,806
Allergan	4,800	270,672
†Genentech	8,200	665,676
†Medco Health Solutions	2,200	96,338
UnitedHealth Group	16,600	570,376
†Zimmer Holdings	1,900	147,934
		1,854,802
Technology – 31.07%
†Apple	2,000	287,000
Blackbaud	4,100	99,548
†Crown Castle International	6,600	227,634
†Google Class A	650	286,306
†Intuit	11,200	302,512
†j2 Global Communications	17,600	392,832
QUALCOMM	14,700	602,700

†SBA Communications Class A	2,400	71,592
Seagate Technology	33,400	699,395
†Sun Microsystems	20,400	316,812
†Teradata	25,100	553,706
*†VeriFone Holdings	19,000	301,530
		4,141,567
Utilities – 0.46%
†Calpine	3,300	60,786
		60,786
Total Common Stock (cost $12,779,960)		13,282,228

	Principal
	Amount
Repurchase Agreements** – 0.59%
BNP Paribas 1.55%, dated 3/31/08, to be
repurchased on 4/1/08, repurchase price $79,003
(collateralized by U.S. Government obligations,
ranging in par value $4,000-$63,000,
4.125%-6.50%, 8/15/08-2/15/10; with total
market value $80,671)	$79,000	79,000
Total Repurchase Agreements (cost $79,000)		79,000

Total Value of Securities Before Securities Lending Collateral – 100.22%
(cost $12,858,960)		13,361,228

	Number of
	Shares
Securities Lending Collateral*** – 13.51%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,801,537	1,801,537
Total Securities Lending Collateral (cost $1,801,537)		1,801,537

Total Value of Securities – 113.73%
(cost $14,660,497)		15,162,765 ©
Obligation to Return Securities Lending Collateral*** – (13.51%)		(1,801,537)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.22%)		(29,559)
Net Assets Applicable to 1,334,835 Shares Outstanding – 100.00%		$13,331,669

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non-income producing security for the period ended March 31, 2008.
*Fully or partially on loan.
** See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $1,737,709 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Select Growth Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$14,704,307
Aggregate unrealized appreciation	1,792,550
Aggregate unrealized depreciation	(1,334,092)
Net unrealized appreciation	$458,458

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $46,081,432 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,026,554 expires in 2008; $30,958,389 expires in 2009; $10,812,739 expires in 2010; and $3,283,750 expires in 2011.

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities
Level 1	$15,162,765
Level 2	-
Level 3	-
Total	$15,162,765

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non–cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At March 31, 2008, the value of the securities on loan was $1,737,709, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of March 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Small Cap Value Series

March 31, 2008

	Number of
	Shares	Value
Common Stock – 95.45%
Basic Industry/Capital Goods – 10.26%
*AbitibiBowater	255,788	$3,302,223
*Albemarle	341,500	12,471,580
*Arch Coal	141,700	6,163,950
*†Crown Holdings	611,000	15,372,760
Cytec Industries	190,100	10,236,885
FMC	295,400	16,391,746
*Hercules	280,600	5,132,174
Kaiser Aluminum	106,100	7,352,730
*Texas Industries	119,100	7,159,101
Valspar	338,300	6,711,872
		90,295,021
Business Services – 3.05%
Brink's	256,700	17,245,106
*†United Stationers	200,800	9,578,160
		26,823,266
Capital Spending – 9.11%
*Actuant Class A	455,500	13,760,655
*†Casella Waste Systems	211,200	2,308,416
†Gardner Denver	292,900	10,866,590
Harsco	218,700	12,111,606
*Insteel Industries	309,600	3,600,648
Mueller Water Products Class B	271,584	2,140,082
*Timken	271,900	8,080,868
*Wabtec	318,000	11,975,880
*Walter Industries	244,100	15,287,983
		80,132,728
Consumer Cyclical – 1.24%
*MDC Holdings	250,200	10,956,258
		10,956,258
Consumer Services – 11.37%
Advance Auto Parts	187,000	6,367,350
†AH Belo Class A	65,900	753,237
Belo Class A	329,500	3,482,815
*Cato Class A	586,800	8,766,792
†CEC Entertainment	275,100	7,944,888
†Dollar Tree Stores	351,300	9,692,367
*Men's Wearhouse	243,400	5,663,918
*Meredith	107,000	4,092,750
*PETsMART	269,400	5,506,536
*Ross Stores	350,300	10,494,988
*Stage Stores	402,825	6,525,765
*Thor Industries	176,800	5,263,336
*†Warnaco Group	168,700	6,653,528
*Wolverine World Wide	327,250	9,493,523
*†Zale	471,800	9,322,768
		100,024,561
Consumer Staples – 1.72%
*American Greetings Class A	333,100	6,179,005
Del Monte Foods	936,400	8,923,892
		15,102,897
Energy – 9.22%
*†Grey Wolf	1,001,800	6,792,204
*†Hercules Offshore	399,390	10,032,677
†Newfield Exploration	295,600	15,622,460
*Southwest Gas	313,700	8,771,052
*†W-H Energy Services	233,100	16,048,935
†Whiting Petroleum	369,300	23,875,245
		81,142,573

Financial Services – 17.94%
*Bank of Hawaii	299,300	14,833,307
Berkley (W.R.)	451,043	12,489,381
*Boston Private Financial Holdings	485,400	5,140,386
*Colonial BancGroup	757,800	7,297,614
*East West Bancorp	357,000	6,336,750
*First Midwest Bancorp	256,200	7,114,674
*Hancock Holding	202,900	8,525,858
*Harleysville Group	277,800	10,025,802
*Independent Bank	176,000	5,200,800
*Infinity Property & Casualty	226,500	9,422,400
*NBT Bancorp	245,600	5,452,320
Platinum Underwriters Holdings	421,000	13,665,660
Protective Life	227,600	9,231,456
*Provident Bankshares	416,200	4,469,988
*Selective Insurance Group	608,400	14,528,592
*StanCorp Financial Group	179,400	8,559,174
*Sterling Bancshares	769,100	7,644,854
*Sterling Financial	505,520	7,891,167
		157,830,183
Health Care – 5.19%
†AMERIGROUP	26,300	718,779
†Pediatrix Medical Group	179,400	12,091,560
Service International	968,200	9,817,548
*STERIS	528,500	14,179,655
Universal Health Services Class B	164,900	8,853,481
		45,661,023
Real Estate – 4.59%
*Ashford Hospitality Trust	633,000	3,595,440
*Brandywine Realty Trust	504,433	8,555,184
*Education Realty Trust	356,500	4,481,205
*Highwoods Properties	308,900	9,597,523
*Washington Real Estate Investment Trust	423,000	14,136,660
		40,366,012
Technology – 14.99%
*†Bell Microproducts	536,200	1,093,848
*†Brocade Communications Systems	1,503,100	10,972,630
†Checkpoint Systems	336,500	9,035,025
*†Cirrus Logic	1,179,900	7,928,928
†Compuware	1,487,800	10,920,452
*†Emulex	629,900	10,229,576
†Entegris	719,300	5,171,767
*†Parametric Technology	763,000	12,192,739
*†Premiere Global Services	491,050	7,041,657
*QAD	358,500	3,014,985
*†Sybase	391,300	10,291,190
†Sykes Enterprises	472,700	8,314,793
†Syniverse Holdings	418,100	6,965,546
†Synopsys	490,500	11,139,255
†Tech Data	282,500	9,266,000
*†Vishay Intertechnology	921,100	8,345,166
		131,923,557
Transportation – 3.87%
*Alexander & Baldwin	283,800	12,226,104
*†Kirby	210,300	11,987,100
*†Saia	203,200	3,222,752
*SkyWest	312,200	6,593,664
		34,029,620
Utilities – 2.90%
*Black Hills	144,200	5,159,476
*†El Paso Electric	435,900	9,315,183
*FairPoint Communications	275,600	2,485,912
*Otter Tail	195,100	6,904,589
*PNM Resources	134,250	1,674,098
		25,539,258
Total Common Stock (cost $762,238,964)		839,826,957

	Principal
	Amount
Repurchase Agreements** – 3.29%
BNP Paribas 1.55%, dated 3/31/08, to be
repurchased on 4/1/08, repurchase price $28,924,245
(collateralized by U.S. Government obligations,
Ranging in par value $1,639,000-$23,034,000,
4.125%-6.50%, 8/15/08-2/15/10; with total
market value $29,534,662)	$28,923,000	28,923,000
Total Repurchase Agreements (cost $28,923,000)		28,923,000

Total Value of Securities Before Securities Lending Collateral – 98.74%
(cost $791,161,964)		868,749,957
	Number
	of Shares
Securities Lending Collateral*** – 21.85%
Investment Companies
Mellon GSL DBT II Collateral Fund	192,212,355	192,212,355
Total Securities Lending Collateral (cost $192,212,355)		192,212,355

Total Value of Securities – 120.59%
(cost $983,374,319)		1,060,962,312	©
Obligation to Return Securities Lending Collateral*** – (21.85%)		(192,212,355)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.26%		11,090,330
Net Assets Applicable to 34,607,971 Shares Outstanding – 100.00%		$879,840,287

*Fully or partially on loan.
**See Note 1 in "Notes."
***See Note 3 in "Notes."
©Includes $184,782,785 of securities loaned.
†Non-income producing security for the period ended March 31, 2008.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Small Cap Value Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$983,504,289
Aggregate unrealized appreciation	183,667,426
Aggregate unrealized depreciation	(106,209,403)
Net unrealized appreciation	$77,458,023

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities
Level 1	$1,059,868,464
Level 2	-
Level 3	1,093,848
Total	$1,060,962,312

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/2007	$-
Net change in unrealized
appreciation/depreciation	(3,201,012)
Net transfers in and/or out of Level 3	4,294,860
Balance as of 3/31/08	$1,093,848

Net change in unrealized
appreciation/depreciation from
Investments still held as of 3/31/08	$(3,201,012)

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2008, the market value of securities on loan was $184,782,785, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in large companies for a number of reasons, which may include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Trend Series

March 31, 2008

	Number of
	Shares	Value
Common Stock – 97.57%
Basic Industry/Capital Goods – 13.09%
*Bucyrus International Class A	76,350	$ 7,760,978
Dynamic Materials	94,600	4,086,720
EnergySolutions	223,700	5,131,678
†Haynes International	108,300	5,943,504
*†Hexcel	319,900	6,113,289
*†Itron	65,800	5,937,134
*Kaydon	129,000	5,664,390
†Mettler-Toledo International	57,800	5,613,536
*†Middleby	126,100	7,867,379
		54,118,608
Business Services – 9.35%
†Advisory Board	128,200	7,043,308
†Cardtronics	386,300	2,692,511
†Concur Technologies	242,900	7,542,045
*†Emergency Medical Services Class A	274,800	6,784,812
*†Geo Group	261,900	7,448,436
*†TeleTech Holdings	319,000	7,164,740
		38,675,852
Consumer Non-Durables – 7.19%
*†Dick's Sporting Goods	227,900	6,103,162
*†Gymboree	152,100	6,065,748
*†J Crew Group	187,700	8,290,709
*†lululemon athletica	222,300	6,319,989
*†Pacific Sunwear of California	232,500	2,931,825
		29,711,433
Consumer Services – 5.20%
*†Cenveo	503,800	5,269,748
*†Sonic	222,964	4,914,127
*†Texas Roadhouse Class A	481,300	4,716,740
†Wynn Resorts	65,500	6,591,920
		21,492,535
Energy – 6.65%
*Carbo Ceramics	132,150	5,299,215
†Core Laboratories	65,400	7,802,220
*†Helix Energy Solutions Group	156,700	4,936,050
*†ION Geophysical	405,900	5,601,420
†North American Energy Partners	252,300	3,870,282
		27,509,187
Financials – 9.33%
*Delphi Financial Group Class A	116,550	3,406,757
Hanover Insurance Group	153,000	6,294,420
*†Investment Technology Group	163,500	7,550,430
KKR Financial Holdings	165,500	2,095,230
†Meruelo Maddux Properties	87,300	221,742
†Nasdaq Stock Market	80,800	3,123,728
*†Signature Bank	120,500	3,072,750
*Waddell & Reed Financial Class A	278,600	8,951,418
Whitney Holding	155,000	3,842,450
		38,558,925
Health Care – 22.42%
†Abraxis BioScience	44,549	2,631,955
*†ACADIA Pharmaceuticals	619,500	5,612,670
*†Align Technology	409,200	4,546,212
*†APP Pharmaceuticals	548,800	6,629,504
*†Cepheid	187,800	4,580,442
*†Conceptus	121,400	2,253,184
†@PCougar Biotechnology Restricted PIPE	114,800	2,410,800
*†Immucor	171,700	3,664,078

*†Isis Pharmaceuticals	279,500	3,943,745
*†LifeCell	102,100	4,291,263
*†Martek Biosciences	124,400	3,802,908
*†Medarex	884,700	7,829,595
†Omrix Biopharmaceuticals	58,400	817,600
†ONYX Pharmaceuticals	117,600	3,413,928
†OSI Pharmaceuticals	81,400	3,043,546
*†Regeneron Pharmaceuticals	267,600	5,135,244
*†Savient Pharmaceuticals	109,100	2,182,000
*†United Therapeutics	155,300	13,464,509
*Vital Signs	61,000	3,089,650
*†Wright Medical Group	388,100	9,368,734
		92,711,567
Technology – 22.91%
†Art Technology Group	37,100	143,948
*†Atheros Communications	255,200	5,318,368
*†Cavium Networks	343,900	5,639,960
†Data Domain	438,000	10,424,399
†F5 Networks	338,100	6,143,277
*†Informatica	373,100	6,365,086
*†Microsemi	430,300	9,810,840
*†Nuance Communications	424,400	7,388,804
*†Omniture	394,200	9,149,382
*†Riverbed Technology	323,600	4,808,696
*†salesforce.com	104,100	6,024,267
*†Shutterfly	391,900	5,827,553
†Solera Holdings	384,600	9,368,856
*†Synchronoss Technologies	131,700	2,637,951
*†Taleo Class A	293,700	5,697,780
		94,749,167
Transportation – 1.43%
*Hunt (J.B.) Transport Services	188,500	5,924,555
		5,924,555
Total Common Stock (cost $378,783,732)		403,451,829

	Principal
	Amount
Repurchase Agreements** – 2.38%
BNP Paribas 1.55%, dated 3/31/08, to be
repurchased on 4/1/08, repurchase price $9,829,423
(collateralized by U.S. Government obligations,
Ranging in par value $557,000-$7,828,000,
4.125%-6.50%, 8/15/08-2/15/10; with total
market value $10,036,863)	$9,829,000	9,829,000
Total Repurchase Agreements (cost $9,829,000)		9,829,000

Total Value of Securities Before Securities Lending Collateral – 99.95%
(cost $388,612,732)		413,280,829

	Number of
	Shares
Securities Lending Collateral*** – 22.36%
Investment Companies
Mellon GSL DBT II Collateral Fund	92,458,827	92,458,827
Total Securities Lending Collateral (cost $92,458,827)		92,458,827

Total Value of Securities – 122.31%
(cost $481,071,559)		505,739,656	©

Obligation to Return Securities Lending Collateral*** – (22.36%)		(92,458,827)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.05%		208,588
Net Assets Applicable to 15,734,231 Shares Outstanding – 100.00%		$413,489,417

†Non-income producing securities for the period ended March 31, 2008.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $89,709,758 of securities loaned.

P Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At March 31, 2008, the aggregate amount of the restricted securities was $2,410,800 or 0.58% of the Series’ net assets. See Note 4 in "Notes."
@Illiquid security. At March 31, 2008, the aggregate amount of illiquid securities was $2,410,800, which represented 0.58% of the Series’ net assets. See Note 4 in “Notes.”

PIPE – Private Investment in Public Equity

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Trend Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	$484,810,319
Aggregate unrealized appreciation	68,958,175
Aggregate unrealized depreciation	(48,028,838)
Net unrealized appreciation	$20,929,337

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$503,328,856	$-
Level 2	-	-
Level 3	2,410,800	-
Total	$505,739,656	$-

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/2007	$3,658,240
Net change in unrealized
appreciation/depreciation	(1,247,440)
Balance as of 3/31/08	$2,410,800

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/08	$(1,247,440)

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non–cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At March 31, 2008, the market value of the securities on loan was $89,709,758, for which the Series received collateral, comprised of non-cash collateral valued at $1,388,800, and cash collateral of $92,458,827. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2008, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP U.S. Growth Series

March 31, 2008

	Number of
	Shares	Value
Common Stock – 97.38%²
Basic Industry/Capital Goods – 3.11%
Praxair	70,000	$5,896,100
		5,896,100
Business Services – 20.49%
Expeditors International Washington	125,000	5,647,500
*MasterCard Class A	35,000	7,804,650
†Research in Motion	75,000	8,417,250
Reuters Group ADR	80,000	5,543,200
*United Parcel Service Class B	80,000	5,841,600
†Visa Class A	90,000	5,612,400
		38,866,600
Consumer Non-Durables – 10.15%
Procter & Gamble	100,000	7,007,000
Staples	270,000	5,969,700
Walgreen	165,000	6,284,850
		19,261,550
Consumer Services – 11.48%
†eBay	200,000	5,968,000
International Game Technology	135,000	5,428,350
†MGM MIRAGE	90,000	5,289,300
*Weight Watchers International	110,000	5,096,300
		21,781,950
Energy – 1.77%
EOG Resources	28,000	3,360,000
		3,360,000
Financials – 7.71%
CME Group	14,500	6,801,950
†IntercontinentalExchange	60,000	7,830,000
		14,631,950
Health Care – 15.43%
Allergan	115,000	6,484,850
*†Genentech	130,000	10,553,400
UnitedHealth Group	210,000	7,215,600
†Zimmer Holdings	64,500	5,021,970
		29,275,820
Technology – 27.24%
†Apple	50,000	7,175,000
*†Crown Castle International	135,000	4,656,150
†Google Class A	17,000	7,487,990
†Intuit	230,000	6,212,300
QUALCOMM	250,000	10,250,000
Seagate Technology	350,000	7,329,000
†Sun Microsystems	275,000	4,270,750
†Teradata	195,000	4,301,700
		51,682,890
Total Common Stock (cost $182,424,810)		184,756,860

	Principal
	Amount
Repurchase Agreements** – 4.05%
BNP Paribas 1.55%, dated 3/31/08, to be
repurchased on 4/1/08, repurchase price $7,679,331
(collateralized by U.S. Government obligations,
ranging in par value $435,000-$6,116,000,
4.125%-6.50%, 8/15/08-2/15/10; with total
market value $7,841,395)	$7,679,000	7,679,000
Total Repurchase Agreements (cost $7,679,000)		7,679,000

Total Value of Securities Before Securities Lending Collateral – 101.43%
(cost $190,103,810)		192,435,860

	Number of
	Shares
Securities Lending Collateral*** – 10.11%
Investment Companies
Mellon GSL DBT II Collateral Fund	19,193,800	19,193,800
Total Securities Lending Collateral (cost $19,193,800)		19,193,800

Total Value of Securities – 111.54%
(cost $209,297,610)		211,629,660 ©
Obligation to Return Securities Lending Collateral*** – (10.11%)		(19,193,800)
Liabilities Net of Receivables and Other Assets (See Notes) – (1.43%)		(2,705,275)
Net Assets Applicable to 24,332,010 Shares Outstanding – 100.00%		$189,730,585

*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $18,766,219 of securities loaned.
†Non-income producing security for the period ended March 31, 2008.
²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP U.S. Growth Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$209,915,432
Aggregate unrealized appreciation	12,513,836
Aggregate unrealized depreciation	(10,799,608)
Net unrealized appreciation	$1,714,228

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities
Level 1	$211,629,660
Level 2	-
Level 3	-
Total	$211,629,660

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2008, the value of the securities on loan was $18,766,219, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of March 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Value Series

March 31, 2008

	Number of
	Shares	Value
Common Stock – 96.84%
Consumer Discretionary – 8.97%
*Gap	824,300	$ 16,222,224
*Limited Brands	893,800	15,283,980
Mattel	790,000	15,721,000
		47,227,204
Consumer Staples – 13.00%
Heinz (H.J.)	392,000	18,412,240
Kimberly-Clark	260,800	16,834,640
Kraft Foods Class A	537,000	16,652,370
Safeway	562,200	16,500,570
		68,399,820
Energy – 6.61%
Chevron	205,500	17,541,480
ConocoPhillips	226,400	17,253,944
		34,795,424
Financials – 19.69%
Allstate	374,700	18,008,082
Discover Financial Services	1,062,800	17,398,036
Hartford Financial Services Group	201,000	15,229,770
Lehman Brothers Holdings	345,000	12,985,800
Morgan Stanley	381,500	17,434,550
Wachovia	471,000	12,717,000
*Washington Mutual	956,200	9,848,860
		103,622,098
Health Care – 18.13%
Abbott Laboratories	279,700	15,425,455
Baxter International	267,600	15,472,632
Bristol-Myers Squibb	692,900	14,758,770
Johnson & Johnson	262,400	17,021,888
Pfizer	817,500	17,110,275
Wyeth	374,700	15,647,472
		95,436,492
Industrials – 6.25%
Donnelley (R.R.) & Sons	508,200	15,403,542
Waste Management	521,600	17,504,896
		32,908,438
Information Technology – 11.48%
Intel	715,400	15,152,172
International Business Machines	146,200	16,833,468
Motorola	1,195,500	11,118,150
Xerox	1,156,700	17,315,799
		60,419,589
Materials – 3.25%
duPont (E.I.) deNemours	365,900	17,109,484
		17,109,484
Telecommunications – 6.58%
AT&T	475,824	18,224,059
Verizon Communications	450,400	16,417,080
		34,641,139
Utilities – 2.88%
Progress Energy	364,000	15,178,800
		15,178,800
Total Common Stock (cost $517,293,319)		509,738,488

	Principal
	Amount
Repurchase Agreements** – 3.06%
BNP Paribas 1.55%, dated 3/31/08, to be
repurchased on 4/1/08, repurchase price $16,133,695
(collateralized by U.S. Government obligations,
ranging in par value $914,000-$12,848,000,
4.125%-6.50%, 8/15/08-2/15/10; with total
market value $16,474,180)	$16,133,000	16,133,000

Total Repurchase Agreements (cost $16,133,000)		16,133,000

Total Value of Securities Before Securities Lending Collateral – 99.90%
(cost $533,426,319)		525,871,488

	Number of
	Shares
Securities Lending Collateral*** – 7.88%
Investment Companies
Mellon GSL DBT II Collateral Fund	41,485,704	41,485,704
Total Securities Lending Collateral (cost $41,485,704)		41,485,704

Total Value of Securities – 107.78%
(cost $574,912,023)		567,357,192	©
Obligation to Return Securities Lending Collateral*** – (7.88%)		(41,485,704)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.10%		502,058
Net Assets Applicable to 30,318,523 Shares Outstanding – 100.00%		$526,373,546

*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $39,646,282 of securities loaned.
†Non-income producing security for the period ended March 31, 2008.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Value Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$576,210,928
Aggregate unrealized appreciation	61,794,688
Aggregate unrealized depreciation	(70,648,424)
Net unrealized depreciation	$(8,853,736)

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $2,577,642 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,097,656 expires in 2009 and $1,479,986 expires in 2010.

Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$567,357,192	$-
Level 2	-	-
Level 3	-	-
Total	$567,357,192	$-

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non–cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continue to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At March 31, 2008, the market value of securities on loan was $39,646,282, for which the Series received collateral, comprised of non-cash collateral valued at $365,103, and cash collateral of $41,485,704. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: